UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Active Growth ETF
Ticker: JGRO - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Growth ETF	$47	0.43%
How did the Fund Perform?
The JPMorgan Active Growth ETF returned 14.62% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer discretionary and industrials sectors detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc and not owning Palantir Technologies, Inc. detracted from performance.
  The Fund’s security selection in the technology and consumer staples sectors contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Growth ETF - Net Asset Value	August 8, 2022	14.62%	20.90%
Russell 1000 Index		15.66	16.46
Russell 1000 Growth Index		17.22	21.41
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Growth ETF, the Russell 1000 Index and the Russell 1000 Growth Index from August 8, 2022 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is an unmanaged index measuring the performance of the 1,000 largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$6,386,023,937
Total number of portfolio holdings	107
Portfolio turnover rate	47%
Total advisory fees paid	$17,682,196
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGRO-625
JPMorgan Active Growth ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Active Small Cap Value ETF
Ticker: JPSV - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Small Cap Value ETF	$75	0.74%
How did the Fund Perform?
The JPMorgan Active Small Cap Value ETF returned 3.93% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and financials sectors detracted from performance.
  The Fund’s overweight allocation to Chord Energy Corp. and Weatherford International plc detracted from performance.
  The Fund’s security selection in the health care and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation to Encompass Health Corp. and Patterson Companies, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Small Cap Value ETF - Net Asset Value	March 7, 2023	3.93%	6.32%
Russell 3000 Index		15.30	21.68
Russell 2000 Value Index		5.54	5.81
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Small Cap Value ETF, the Russell 3000 Index and the Russell 2000 Value Index from March 7, 2023 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index measuring performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in  accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$23,652,333
Total number of portfolio holdings	110
Portfolio turnover rate	43%
Total advisory fees paid	$140,091
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPSV-625
JPMorgan Active Small Cap Value ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Active Value ETF
Ticker: JAVA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Value ETF	$46	0.43%
How did the Fund Perform?
The JPMorgan Active Value ETF returned 12.27% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals, Inc. detracted from performance.
  The Fund’s security selection in the consumer staples and information technology sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International, Inc. and Wells Fargo & Co. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Value ETF - Net Asset Value	October 4, 2021	12.27%	9.43%
Russell 1000 Index		15.66	11.21
Russell 1000 Value Index		13.70	8.06
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Value ETF, the Russell 1000 Index and the Russell 1000 Value Index from October 4, 2021 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is an unmanaged index measuring the performance of the 1,000 largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$3,678,757,958
Total number of portfolio holdings	158
Portfolio turnover rate	111%
Total advisory fees paid	$10,531,763
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JAVA-625
JPMorgan Active Value ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Equity Focus ETF
Ticker: JPEF - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Focus ETF	$53	0.50%
How did the Fund Perform?
The JPMorgan Equity Focus ETF returned 13.30% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the consumer staples and health care sectors detracted from performance.
  The Fund’s overweight allocation to Regeneron Pharmaceuticals, Inc. and UnitedHealth Group Inc. detracted from performance.
  The Fund’s security selection in the energy and financials sectors contributed to performance.
  The Fund’s overweight allocation to Kinder Morgan, Inc. and Capital One Financial Corporation contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Focus ETF - Net Asset Value	July 29, 2011*	13.30%	18.61%	14.51%
S&P 500 Index		15.16	16.64	13.65
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Equity Focus ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 28, 2023 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is October 1, 2018. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The actual returns of the Acquired Fund’s Class R6 Shares would have been different than those shown because the Acquired Fund’s Class R6 Shares had different expenses than the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is July 29, 2011. Because performance for the Fund’s shares has not been adjusted to reflect the Fund’s different expenses, its performance may have been different from the performance of the Acquired Fund’s Class R6 Shares and Class I Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”),  its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 31, 2023, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the S&P 500 Index (“Index”) from June 30, 2015 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Index does not reflect the deduction of expenses associated with an ETF and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
The Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P ® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$1,555,075,912
Total number of portfolio holdings	40
Portfolio turnover rate	24%
Total advisory fees paid	$5,362,637
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPEF-625
JPMorgan Equity Focus ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Equity Premium Income ETF
Ticker: JEPI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income ETF	$36	0.35%
How did the Fund Perform?
The JPMorgan Equity Premium Income ETF returned 8.67% for the twelve months ended June 30, 2025. The S&P 500 Index returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 57% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation in Regeneron Pharmaceuticals, Inc. and underweight allocation in Tesla, Inc. were among the top detractors.
  The Fund’s security selection in the financials sector contributed to performance.
  The Fund’s underweight allocation in Apple, Inc. and overweight allocation in Oracle Corp. were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income ETF - Net Asset Value	May 20, 2020	8.67%	11.61%	11.68%
S&P 500 Index		15.16	16.64	17.26
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.71
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Equity Premium Income ETF, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from May 20, 2020 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month, the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the balancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$40,993,558,533
Total number of portfolio holdings	122
Portfolio turnover rate	172%
Total advisory fees paid	$129,793,782
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEPI-625
JPMorgan Equity Premium Income ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Fundamental Data Science Large Core ETF
Ticker: LCDS - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Core ETF	$29	0.30%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Fundamental Data Science Large Core ETF returned 19.59% for the period since inception through June 30, 2025. The S&P 500 Index (the "Index") returned 20.38% for the period.
  The Fund’s security selection in the health care and utilities sectors detracted from performance.
  The Fund’s overweight allocation in Regeneron Pharmaceuticals, Inc. and underweight allocation in Netflix, Inc. were among the top detractors.
  The Fund’s security selection in the consumer staples and financials sectors contributed to performance.
  The Fund’s overweight allocation in Howmet Aerospace, Inc. and Philip Morris International, Inc. were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value	August 7, 2024	19.59%
S&P 500 Index		20.38
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Fundamental Data Science Large Core ETF and the S&P 500 Index from August 7, 2024 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$13,333,749
Total number of portfolio holdings	101
Portfolio turnover rate	15%
Total advisory fees paid	$33,495
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

LCDS-625
JPMorgan Fundamental Data Science Large Core ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Fundamental Data Science Mid Core ETF
Ticker: MCDS - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Mid Core ETF	$33	0.35%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Fundamental Data Science Mid Core ETF returned 13.34% for the period since inception through June 30, 2025. The Russell 3000 Index returned 20.17% and the Russell Midcap Index (the "Index") returned 15.96% for the period.
  The Fund’s security selection in the information technology and materials sectors detracted from performance.
  The Fund’s underweight allocation in AppLovin Corp. and overweight allocation in Diamondback Energy, Inc. were among the top detractors.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  The Fund’s overweight allocation in Howmet Aerospace, Inc. and Natera, Inc. were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value	August 7, 2024	13.34%
Russell 3000 Index		20.17
Russell Midcap Index		15.96
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Fundamental Data Science Mid Core ETF, the Russell 3000 Index and the Russell Midcap Index from August 7, 2024 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index. As a result of regulatory requirements, the Fund uses the Russell Midcap Index as performance index and the Russell 3000 Index as regulatory index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$6,725,648
Total number of portfolio holdings	165
Portfolio turnover rate	29%
Total advisory fees paid	$20,418
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

MCDS-625
JPMorgan Fundamental Data Science Mid Core ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Fundamental Data Science Small Core ETF
Ticker: SCDS - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of August 7, 2024 (fund inception) to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Small Core ETF	$37	0.40%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan Fundamental Data Science Small Core ETF returned 8.40% for the period since inception through June 30, 2025. The Russell 3000 Index returned 20.17% and the Russell 2000 Index (the "Index") returned 7.87% for the period.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  The Fund’s overweight allocation in Credo Technology Group Holding Ltd. and iRhythm Technologies, Inc. were among the top contributors.
  The Fund’s security selection in the consumer discretionary and health care sectors detracted from performance.
  The Fund’s overweight allocation in Maravai LifeSciences Holdings, Inc. and Steven Madden Ltd. were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value	August 7, 2024	8.40%
Russell 3000 Index		20.17
Russell 2000 Index		7.87
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Fundamental Data Science Small Core ETF, the Russell 3000 Index and the Russell 2000 Index from August 7, 2024 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index. As a result of regulatory requirements, the Fund uses the Russell 2000 Index as performance index and the Russell 3000 Index as regulatory index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$6,450,939
Total number of portfolio holdings	243
Portfolio turnover rate	36%
Total advisory fees paid	$22,121
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

SCDS-625
JPMorgan Fundamental Data Science Small Core ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Nasdaq Equity Premium Income ETF

Ticker: JEPQ - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Nasdaq Equity Premium Income ETF	$36	0.35%
How did the Fund Perform?
The JPMorgan Nasdaq Equity Premium Income ETF returned 9.81% for the twelve months ended June 30, 2025. The S&P 500 Index returned 15.16%, the Nasdaq-100 Index (the "Index") returned 16.10%, and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 61% of the Index’s positive return with 76% of its volatility.
  The Fund’s security selection in the health care and information technology sectors detracted from performance.
  The Fund’s underweight allocation in Gilead Sciences, Inc. and Broadcom, Inc. were among the top detractors.
  The Fund’s security selection in the communication services sector contributed to performance.
  The Fund’s underweight allocation in Moderna, Inc. and Pinduoduo, Inc. were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value	May 3, 2022	9.81%	14.56%
S&P 500 Index		15.16	15.13
Nasdaq-100 Index		16.10	20.02
ICE BofA 3-Month US Treasury Bill Index		4.68	4.36
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Nasdaq Equity Premium Income ETF, the S&P 500 Index, the Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index from May 3, 2022 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index, the Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Index levels are in total return USD. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications,retail/wholesale trade and biotechnology. It does not contain securities of financial companies, including investment companies. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the balancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the S&P 500 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Nasdaq®, Nasdaq-100 Index®, Nasdaq 100® and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by the adviser. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$28,051,847,157
Total number of portfolio holdings	108
Portfolio turnover rate	168%
Total advisory fees paid	$70,738,596
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEPQ-625
JPMorgan Nasdaq Equity Premium Income ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)

Ticker: JMEE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small & Mid Cap Enhanced Equity ETF	$25	0.24%
How did the Fund Perform?
The JPMorgan Small & Mid Cap Enhanced Equity ETF returned 5.65% for the twelve months ended June 30, 2025. The S&P Composite 1500 Index returned 14.48% and the S&P 1000 Index (the "Index") returned 6.60% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the software & services and industrial cyclical sectors detracted from performance.
  The Fund’s underweight allocation in Texas Pacific Land Corporation and Hims & Hers Health, Inc. were among the top detractors.
  The Fund’s security selection in the finance and pharmaceuticals sectors contributed to performance.
  The Fund’s overweight allocation in Exelixis, Inc. and TransMedics Group, Inc. were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value	July 31, 1998*	5.65%	14.06%	8.74%
S&P Composite 1500 Index		14.48	16.35	13.23
S&P 1000 Index		6.60	12.89	8.88
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Small & Mid Cap Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on May 6, 2022 is the performance of the Acquired Fund’s Class R6 Shares. The inception date for the Acquired Fund’s Class R6 Shares was October 1, 2018. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The inception date for the Acquired Fund’s Class I Shares was July 31, 1998. Because performance for the Fund’s shares has not been adjusted to reflect the Fund’s different expenses than those of the Acquired Fund’s Class R6 Shares and Class I Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on May 9, 2022, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the S&P Composite 1500 Index and the S&P 1000 Index from June 30, 2015 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P Composite 1500 Index and the the S&P 1000 Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P Composite 1500 Index is an unmanaged index generally representative of the performance of the U.S. equity market. The S&P Composite 1500 Index is a combination of the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index. The S&P 1000 Index is an unmanaged index generally representative of the performance of mid and small cap companies in the U.S. stock market. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the S&P Composite 1500 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023.S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$1,839,500,430
Total number of portfolio holdings	607
Portfolio turnover rate	37%
Total advisory fees paid	$3,861,665
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective September 30, 2024, the Fund changed its name from JPMorgan Market Expansion Enhanced Equity ETF to JPMorgan Small & Mid Cap Enhanced Equity ETF.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMEE-625
JPMorgan Small & Mid Cap Enhanced Equity ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan U.S. Tech Leaders ETF
Ticker: JTEK - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Tech Leaders ETF	$71	0.64%
How did the Fund Perform?
The JPMorgan U.S. Tech Leaders ETF returned 22.02% for the twelve months ended June 30, 2025. The S&P 500 Index returned 15.16% and the Russell 1000 Equal Weight Technology Index (the "Index") returned 15.10% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the semiconductors and consumer digital services subsectors within the information technology sector contributed to performance.
  The Fund’s overweight allocation to Robinhood and Nvidia Corp. contributed to performance.
  The Fund’s security selection in the software and electronic components subsectors within the information technology sector detracted from performance.
  The Fund’s lack of exposure to Palantir Technologies, Inc. and MicroStrategy, Inc. detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Tech Leaders ETF - Net Asset Value	October 4, 2023	22.02%	35.16%
S&P 500 Index		15.16	25.83
Russell 1000 Equal Weight Technology Index		15.10	22.01
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Tech Leaders ETF, the S&P 500 Index and the Russell 1000 Equal Weight Technology Index from October 4, 2023 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the Russell 1000 Equal Weight Technology Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Index levels are in total return USD. The Russell 1000 Equal Weight Technology Index equally weights securities within the technology sector in the Russell 1000 Index. The index is re-weighted on a quarterly basis and captures the performance of an equal weight investment strategy for U.S. large cap technology stocks. Investors cannot invest directly in an Index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the S&P 500 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$1,957,302,387
Total number of portfolio holdings	63
Portfolio turnover rate	68%
Total advisory fees paid	$6,567,715
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JTEK-625
JPMorgan U.S. Tech Leaders ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan U.S. Research Enhanced Large Cap ETF
Ticker: JUSA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Large Cap ETF (the "Fund") for the period of March 13, 2025 (fund inception) to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Research Enhanced Large Cap ETF	$6	0.20%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan U.S. Research Enhanced Large Cap ETF returned 12.53% for the period since inception through June 30, 2025. The S&P 500 Index (the "Index") returned 12.69% for the period.
  The Fund’s security selection in the hardware & semiconductors and industrial cyclical sectors contributed to performance.
  The Fund's overweight allocation in Howmet Aerospace, Inc. and Seagate Technology Holdings plc were among the top contributors.
  The Fund’s security selection in the pharmaceutical/medical technology and health services & systems sectors detracted from performance.
  The Fund's overweight allocation in UnitedHealth Group, Inc. and Bristol-Myers Squibb Co. were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION
JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value	March 13, 2025	12.53%
S&P 500 Index		12.69
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Research Enhanced Large Cap ETF and the S&P 500 Index from March 13, 2025 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$22,460,006
Total number of portfolio holdings	238
Portfolio turnover rate	6%
Total advisory fees paid	$10,260
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JUSA-625
JPMorgan U.S. Research Enhanced Large Cap ETF

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $400,019

2024 – $352,450

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $57,091

2024 – $40,305

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $126,451

2024 – $92,251

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – $0

2024 – $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024—$40.7 million

2023—$35.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
June 30, 2025
Fund	Ticker	Listing Exchange
JPMorgan Equity Focus ETF	JPEF	The NASDAQ Stock Market® LLC

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Automobiles — 1.0%
Tesla, Inc. *	49,670	15,778,172
Banks — 2.5%
M&T Bank Corp.	197,249	38,264,333
Broadline Retail — 6.0%
Amazon.com, Inc. *	422,237	92,634,575
Building Products — 1.3%
Trane Technologies plc	45,599	19,945,459
Capital Markets — 2.6%
Morgan Stanley	290,994	40,989,415
Construction & Engineering — 2.2%
Quanta Services, Inc.	92,089	34,817,009
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	38,420	21,091,043
Consumer Finance — 3.5%
Capital One Financial Corp.	253,439	53,921,682
Electric Utilities — 1.9%
NextEra Energy, Inc.	432,097	29,996,174
Entertainment — 1.6%
Take-Two Interactive Software, Inc. *	101,200	24,576,420
Financial Services — 5.4%
Berkshire Hathaway, Inc., Class B *	95,964	46,616,432
Mastercard, Inc., Class A	67,488	37,924,207
		84,540,639
Ground Transportation — 1.6%
Canadian Pacific Kansas City Ltd. (Canada)	310,443	24,608,817
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc. *	41,718	22,669,978
Health Care Providers & Services — 2.4%
HCA Healthcare, Inc.	97,356	37,297,084
Hotels, Restaurants & Leisure — 4.6%
Booking Holdings, Inc.	5,520	31,956,605
McDonald's Corp.	135,583	39,613,285
		71,569,890
Household Products — 2.3%
Procter & Gamble Co. (The)	220,882	35,190,920
Industrial Conglomerates — 3.7%
3M Co.	149,799	22,805,400
Honeywell International, Inc.	148,214	34,516,076
		57,321,476
INVESTMENTS	SHARES	VALUE($)

Insurance — 3.0%
Loews Corp.	510,803	46,820,203
Interactive Media & Services — 6.5%
Alphabet, Inc., Class C	163,181	28,946,678
Meta Platforms, Inc., Class A	97,294	71,811,728
		100,758,406
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	42,395	17,189,477
Oil, Gas & Consumable Fuels — 5.4%
EOG Resources, Inc.	290,946	34,800,051
Kinder Morgan, Inc.	1,698,058	49,922,905
		84,722,956
Pharmaceuticals — 2.0%
Johnson & Johnson	206,879	31,600,767
Retail REITs — 1.4%
Regency Centers Corp.	304,509	21,690,176
Semiconductors & Semiconductor Equipment — 12.1%
Analog Devices, Inc.	145,465	34,623,579
Broadcom, Inc.	231,963	63,940,601
NVIDIA Corp.	564,792	89,231,488
		187,795,668
Software — 13.8%
HubSpot, Inc. *	30,483	16,967,752
Intuit, Inc.	56,689	44,649,957
Microsoft Corp.	241,171	119,960,867
Palo Alto Networks, Inc. *	163,248	33,407,071
		214,985,647
Specialized REITs — 1.9%
Public Storage	102,064	29,947,619
Specialty Retail — 3.1%
Home Depot, Inc. (The)	79,552	29,166,945
TJX Cos., Inc. (The)	153,377	18,940,526
		48,107,471
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	238,445	48,921,761
Total Common Stocks (Cost $1,250,745,549)		1,537,753,237
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $14,550,140)	14,547,329	14,550,239
Total Investments — 99.8% (Cost $1,265,295,689)		1,552,303,476
Other Assets in Excess of Liabilities — 0.2%		2,772,436
NET ASSETS — 100.0%		1,555,075,912

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2025

JPMorgan Equity Focus ETF
ASSETS:
Investments in non-affiliates, at value	$1,537,753,237
Investments in affiliates, at value	14,550,239
Cash	66,295
Receivables:
Investment securities sold	7,349
Fund shares sold	3,468,055
Dividends from non-affiliates	372,537
Dividends from affiliates	1,748
Total Assets	1,556,219,460
LIABILITIES:
Payables:
Fund shares redeemed	456,820
Accrued liabilities:
Investment advisory fees	416,621
Administration fees	92,504
Printing and mailing costs	14,926
Custodian and accounting fees	12,504
Other	150,173
Total Liabilities	1,143,548
Net Assets	$1,555,075,912
NET ASSETS:
Paid-in-Capital	$1,305,489,441
Total distributable earnings (loss)	249,586,471
Total Net Assets	$1,555,075,912
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	22,180,111
Net asset value, per share	$70.11
Cost of investments in non-affiliates	$1,250,745,549
Cost of investments in affiliates	14,550,140
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025

JPMorgan Equity Focus ETF
INVESTMENT INCOME:
Interest income from affiliates	$4
Dividend income from non-affiliates	13,825,911
Dividend income from affiliates	900,741
Total investment income	14,726,656
EXPENSES:
Investment advisory fees	5,383,959
Administration fees	807,598
Custodian and accounting fees	42,740
Professional fees	71,778
Trustees’ and Chief Compliance Officer’s fees	27,197
Printing and mailing costs	76,017
Registration and filing fees	118,879
Other	14,652
Total expenses	6,542,820
Less fees waived	(21,322)
Less expense reimbursements	(1,158,849)
Net expenses	5,362,649
Net investment income (loss)	9,364,007
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(39,713,538)
Investments in affiliates	(3,411)
In-kind redemptions of investments in non-affiliates (See Note 4)	28,987,189
Net realized gain (loss)	(10,729,760)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	141,896,760
Investments in affiliates	99
Change in net unrealized appreciation/depreciation	141,896,859
Net realized/unrealized gains (losses)	131,167,099
Change in net assets resulting from operations	$140,531,106
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Equity Focus ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,364,007	$3,495,589
Net realized gain (loss)	(10,729,760)	35,140,287
Change in net unrealized appreciation/depreciation	141,896,859	74,365,325
Change in net assets resulting from operations	140,531,106	113,001,201
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,678,950)	(1,316,197)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	756,731,111	309,260,529
NET ASSETS:
Change in net assets	889,583,267	420,945,533
Beginning of period	665,492,645	244,547,112
End of period	$1,555,075,912	$665,492,645

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund’s Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Equity Focus ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$835,298,915	$391,175,887
Cost of shares redeemed	(78,567,804)	(61,925,296)
Change in net assets resulting from capital transactions	756,731,111	329,250,591
Class A
Proceeds from shares issued	—	450,351
Cost of shares redeemed	—	(1,157,346)
Change in net assets resulting from Class A capital transactions	—	(706,995)
Class C
Proceeds from shares issued	—	58,082
Cost of shares redeemed	—	(729,187)
Change in net assets resulting from Class C capital transactions	—	(671,105)
Class I
Proceeds from shares issued	—	3,283,083
Cost of shares redeemed	—	(21,895,045)
Change in net assets resulting from Class I capital transactions	—	(18,611,962)
Total change in net assets resulting from capital transactions	$756,731,111	$309,260,529

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund’s Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2025

	JPMorgan Equity Focus ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024(a)
SHARE TRANSACTIONS: (b)
Issued	12,675,000	7,109,341
Redeemed	(1,175,000)	(1,083,726)
Change in Shares	11,500,000	6,025,615
Class A
Issued	—	9,067
Redeemed	—	(23,269)
Change in Class A Shares	—	(14,202)
Class C
Issued	—	1,184
Redeemed	—	(14,690)
Change in Class C Shares	—	(13,506)
Class I
Issued	—	66,311
Redeemed	—	(439,873)
Change in Class I Shares	—	(373,562)

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund’s Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Focus ETF (f)
Year Ended June 30, 2025	$62.31	$0.57	$7.71	$8.28	$(0.39)	$(0.09)	$(0.48)
Year Ended June 30, 2024	48.33	0.56	13.62	14.18	(0.20)	—	(0.20)
Year Ended June 30, 2023	41.37	0.26	7.41	7.67	(0.21)	(0.50)	(0.71)
Year Ended June 30, 2022	50.79	0.23	(3.91)	(3.68)	(0.16)	(5.58)	(5.74)
Year Ended June 30, 2021	38.86	0.26	17.20	17.46	(0.33)	(5.20)	(5.53)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 28, 2023. See Note 1.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan Equity Focus ETF on the listing exchange as of the time that the JPMorgan Equity Focus ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Equity Focus ETF's listing on July 31,
2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
JPMorgan Equity Focus ETF (the “Fund”) acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period July 1, 2019 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$70.11	$70.14	13.30%	13.26%	$1,555,075,912	0.50%	0.87%	0.61%	24%
62.31	62.36	29.43	29.54	665,492,645	0.50	1.01	0.64	41
48.33	48.33	18.85	18.85	73,543,793	0.60	0.60	0.68	41
41.37	41.37	(8.87)	(8.87)	35,124,561	0.60	0.47	0.69	29
50.79	50.79	47.82	47.82	34,054,483	0.60	0.55	0.73	58
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Equity Focus ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
As of the close of business on July 28, 2023 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan Equity Focus Fund (a mutual fund) (the “Acquired Fund” or “Equity Focus Fund”), a series of JPMorgan Trust I, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2026. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the year ended June 30, 2024.
The investment objective of the Fund is to seek long term capital appreciation.
Shares of the Fund are listed and traded at market price on The NASDAQ Stock Market® LLC. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to

10	J.P. Morgan Exchange-Traded Funds	June 30, 2025

perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,552,303,476	$—	$—	$1,552,303,476

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of June 30, 2025, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

June 30, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended June 30, 2025.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$7,574,399	$110,154,124	$103,174,972	$(3,411)	$99	$14,550,239	14,547,329	$900,741	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

12	J.P. Morgan Exchange-Traded Funds	June 30, 2025

The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$28,616,666	$2,679	$(28,619,345)
The reclassifications for the Fund relate primarily to redemptions in-kind.
I. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the year ended June 30, 2025, and the contractual expense limitation is in place until at least July 31, 2026.
For the year ended June 30, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$1,158,849
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 was $21,322.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Fund used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser in the amount of $44.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$322,625,770	$257,679,469
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
For the year ended June 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$757,074,604	$73,432,826
During the year ended June 30, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2025

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,267,923,047	$299,656,569	$15,276,140	$284,380,429
The difference between book and tax basis appreciation (depreciation) is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$6,237,369	$1,441,581	$7,678,950

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$1,316,197	$1,316,197

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Unrealized Appreciation (Depreciation)
$5,586,636	$284,380,429

The cumulative timing differences primarily consist of post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2025, the Fund did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2025, the Fund deferred to July 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$35,604,043	$4,728,108
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the

June 30, 2025	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

16	J.P. Morgan Exchange-Traded Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan Equity Focus ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Equity Focus ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	17

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 100.00%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025.
Long Term Capital Gain
The Fund distributed $1,441,581, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025.
Qualified Dividend Income (QDI)
The Fund had $6,237,369, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025.

18	J.P. Morgan Exchange-Traded Funds	June 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-CONV-ETF-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
June 30, 2025
Fund	Ticker	Listing Exchange
JPMorgan Active Growth ETF	JGRO	NYSE Arca, Inc.
JPMorgan Active Small Cap Value ETF	JPSV	NYSE Arca, Inc.
JPMorgan Active Value ETF	JAVA	NYSE Arca, Inc.
JPMorgan Equity Premium Income ETF	JEPI	NYSE Arca, Inc.
JPMorgan Fundamental Data Science Large Core ETF	LCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Mid Core ETF	MCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Small Core ETF	SCDS	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Equity Premium Income ETF	JEPQ	The NASDAQ Stock Market® LLC
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	JMEE	NYSE Arca, Inc.
JPMorgan U.S. Research Enhanced Large Cap ETF	JUSA	NYSE Arca, Inc.
JPMorgan U.S. Tech Leaders ETF	JTEK	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.	113,328	21,093,741
RTX Corp.	81,918	11,961,666
TransDigm Group, Inc.	18,800	28,588,032
		61,643,439
Automobiles — 2.8%
Tesla, Inc. *	569,898	181,033,799
Beverages — 0.7%
Coca-Cola Co. (The)	549,236	38,858,447
Monster Beverage Corp. *	64,897	4,065,148
		42,923,595
Biotechnology — 2.5%
AbbVie, Inc.	121,687	22,587,541
Alnylam Pharmaceuticals, Inc. *	69,338	22,610,428
Gilead Sciences, Inc.	178,645	19,806,371
Insmed, Inc. *	349,870	35,210,917
Natera, Inc. *	295,159	49,864,162
Neurocrine Biosciences, Inc. *	95,864	12,049,146
		162,128,565
Broadline Retail — 7.1%
Alibaba Group Holding Ltd., ADR (China)	217,401	24,655,447
Amazon.com, Inc. *	1,731,319	379,834,075
MercadoLibre, Inc. (Brazil) *	17,739	46,363,183
		450,852,705
Building Products — 0.6%
Trane Technologies plc	81,873	35,812,069
Capital Markets — 4.5%
Blackstone, Inc.	309,994	46,368,903
Charles Schwab Corp. (The)	212,875	19,422,715
Goldman Sachs Group, Inc. (The)	115,072	81,442,208
Interactive Brokers Group, Inc., Class A	421,945	23,379,972
Intercontinental Exchange, Inc.	112,772	20,690,279
KKR & Co., Inc.	68,208	9,073,710
Moody's Corp.	57,217	28,699,475
Robinhood Markets, Inc., Class A *	434,345	40,667,722
Tradeweb Markets, Inc., Class A	101,682	14,886,245
		284,631,229
Commercial Services & Supplies — 0.3%
Copart, Inc. *	369,429	18,127,881
Communications Equipment — 0.2%
Arista Networks, Inc. *	123,788	12,664,750
INVESTMENTS	SHARES	VALUE($)

Construction & Engineering — 0.9%
Quanta Services, Inc.	146,065	55,224,255
Construction Materials — 0.2%
Eagle Materials, Inc.	57,059	11,532,194
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc.	29,227	14,913,661
Walmart, Inc.	604,383	59,096,570
		74,010,231
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	91,867	11,353,843
Electrical Equipment — 0.5%
AMETEK, Inc.	119,987	21,712,848
Eaton Corp. plc	28,376	10,129,948
		31,842,796
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	175,476	17,328,255
Energy Equipment & Services — 0.4%
TechnipFMC plc (United Kingdom)	782,313	26,942,860
Entertainment — 4.8%
Netflix, Inc. *	148,430	198,767,066
Sea Ltd., ADR (Singapore) *	84,349	13,490,779
Spotify Technology SA *	85,909	65,921,412
Take-Two Interactive Software, Inc. *	127,780	31,031,373
		309,210,630
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	49,688	24,136,940
Mastercard, Inc., Class A	330,673	185,818,386
Visa, Inc., Class A	167,388	59,431,109
		269,386,435
Ground Transportation — 0.9%
Uber Technologies, Inc. *	640,626	59,770,406
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	411,788	56,007,286
Edwards Lifesciences Corp. *	113,202	8,853,528
Intuitive Surgical, Inc. *	140,416	76,303,459
		141,164,273
Health Care Providers & Services — 0.9%
McKesson Corp.	79,445	58,215,707
Hotels, Restaurants & Leisure — 3.9%
Booking Holdings, Inc.	14,251	82,502,459
DoorDash, Inc., Class A *	366,404	90,322,250
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Flutter Entertainment plc (United Kingdom) *	55,681	15,911,403
Hilton Worldwide Holdings, Inc.	41,507	11,054,974
McDonald's Corp.	94,505	27,611,526
Starbucks Corp.	226,720	20,774,354
		248,176,966
Household Durables — 0.5%
DR Horton, Inc.	119,971	15,466,661
Garmin Ltd.	85,058	17,753,306
		33,219,967
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	51,482	9,977,726
Industrial Conglomerates — 1.1%
3M Co.	479,006	72,923,873
Insurance — 0.5%
Progressive Corp. (The)	116,387	31,059,035
Interactive Media & Services — 9.5%
Alphabet, Inc., Class C	1,245,834	220,998,493
Meta Platforms, Inc., Class A	520,900	384,471,081
		605,469,574
IT Services — 3.1%
Cloudflare, Inc., Class A *	78,304	15,334,272
International Business Machines Corp.	248,058	73,122,537
Shopify, Inc., Class A (Canada) *	351,024	40,490,619
Snowflake, Inc., Class A *	211,795	47,393,367
Twilio, Inc., Class A *	194,318	24,165,387
		200,506,182
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc. *	44,528	7,017,167
Mettler-Toledo International, Inc. *	7,830	9,198,058
Thermo Fisher Scientific, Inc.	41,649	16,887,004
		33,102,229
Machinery — 1.2%
Deere & Co.	64,939	33,020,832
Ingersoll Rand, Inc.	211,054	17,555,472
ITT, Inc.	174,852	27,422,039
		77,998,343
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc.	107,739	26,236,601
ConocoPhillips	12,290	1,102,904
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	163,283	19,530,280
Williams Cos., Inc. (The)	281,874	17,704,506
		64,574,291
Pharmaceuticals — 1.8%
Eli Lilly & Co.	121,088	94,391,728
Johnson & Johnson	126,129	19,266,205
		113,657,933
Semiconductors & Semiconductor Equipment — 14.9%
ASML Holding NV (Registered), NYRS (Netherlands)	2,168	1,737,414
Broadcom, Inc.	968,782	267,044,758
Lam Research Corp.	101,706	9,900,062
NVIDIA Corp.	3,819,487	603,440,752
ON Semiconductor Corp. *	254,182	13,321,679
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	185,962	42,118,533
Teradyne, Inc.	123,194	11,077,604
		948,640,802
Software — 15.9%
AppLovin Corp., Class A *	55,527	19,438,892
Atlassian Corp., Class A *	93,856	19,061,215
Crowdstrike Holdings, Inc., Class A *	95,766	48,774,581
Fair Isaac Corp. *	6,579	12,026,149
HubSpot, Inc. *	62,754	34,930,759
Intuit, Inc.	115,138	90,686,143
Microsoft Corp.	1,141,482	567,784,562
Oracle Corp.	348,308	76,150,578
Palo Alto Networks, Inc. *	265,865	54,406,614
ServiceNow, Inc. *	63,797	65,588,420
Synopsys, Inc. *	55,539	28,473,734
		1,017,321,647
Specialized REITs — 0.3%
American Tower Corp.	83,784	18,517,940
Specialty Retail — 1.9%
AutoZone, Inc. *	11,478	42,608,976
Carvana Co. *	32,740	11,032,071
Home Depot, Inc. (The)	61,136	22,414,903
TJX Cos., Inc. (The)	245,833	30,357,917
Ulta Beauty, Inc. *	30,894	14,452,831
		120,866,698
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	1,532,048	314,330,288
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 0.9%
Philip Morris International, Inc.	323,683	58,952,385
Trading Companies & Distributors — 0.3%
Air Lease Corp.	181,977	10,643,835
WW Grainger, Inc.	10,898	11,336,535
		21,980,370
Total Common Stocks (Cost $5,381,937,353)		6,307,076,166
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $79,016,524)	79,016,524	79,016,524
Total Investments — 100.0% (Cost $5,460,953,877)		6,386,092,690
Liabilities in Excess of Other Assets — (0.0)% ^		(68,753)
NET ASSETS — 100.0%		6,386,023,937

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Aerospace & Defense — 1.9%
Cadre Holdings, Inc.	6,273	199,795
Moog, Inc., Class A	1,343	243,043
		442,838
Automobile Components — 1.2%
Dorman Products, Inc. *	809	99,240
Patrick Industries, Inc.	2,092	193,029
		292,269
Banks — 20.3%
Associated Banc-Corp.	5,163	125,925
BancFirst Corp.	2,361	291,867
Camden National Corp.	7,456	302,564
City Holding Co.	1,099	134,540
Columbia Banking System, Inc.	11,087	259,214
First Busey Corp.	7,446	170,402
First Commonwealth Financial Corp.	13,892	225,467
First Merchants Corp.	6,720	257,376
Heritage Commerce Corp.	14,229	141,294
Independent Bank Corp.	10,271	332,883
NBT Bancorp, Inc.	5,664	235,339
Old National Bancorp	18,824	401,704
Provident Financial Services, Inc.	19,571	343,080
QCR Holdings, Inc.	3,547	240,841
Simmons First National Corp., Class A	14,752	279,698
SouthState Corp.	4,120	379,164
TriCo Bancshares	4,632	187,550
WesBanco, Inc.	8,040	254,305
WSFS Financial Corp.	4,234	232,870
		4,796,083
Beverages — 0.8%
Primo Brands Corp.	6,144	181,985
Building Products — 3.1%
AZZ, Inc.	2,657	251,033
Hayward Holdings, Inc. *	20,776	286,709
UFP Industries, Inc.	2,000	198,720
		736,462
Capital Markets — 3.6%
Donnelley Financial Solutions, Inc. *	5,920	364,968
Hamilton Lane, Inc., Class A	1,978	281,114
Virtus Investment Partners, Inc.	1,138	206,433
		852,515
Chemicals — 4.2%
Avient Corp.	5,155	166,558
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Hawkins, Inc.	874	124,195
HB Fuller Co.	5,055	304,058
Innospec, Inc.	2,263	190,296
Quaker Chemical Corp.	1,858	207,985
		993,092
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	236	223,296
Diversified REITs — 1.0%
Essential Properties Realty Trust, Inc.	7,364	234,985
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.	3,690	111,327
Electric Utilities — 1.5%
IDACORP, Inc.	1,384	159,783
Portland General Electric Co.	4,640	188,523
		348,306
Electronic Equipment, Instruments & Components — 4.6%
Ingram Micro Holding Corp.	12,421	258,854
Knowles Corp. *	9,278	163,478
Napco Security Technologies, Inc.	3,689	109,526
Sanmina Corp. *	1,819	177,953
ScanSource, Inc. *	6,660	278,455
TTM Technologies, Inc. *	2,361	96,376
		1,084,642
Energy Equipment & Services — 1.8%
Aris Water Solutions, Inc., Class A	6,567	155,310
ChampionX Corp.	8,254	205,029
Weatherford International plc	1,532	77,075
		437,414
Financial Services — 2.6%
PennyMac Financial Services, Inc.	2,660	265,043
Radian Group, Inc.	10,014	360,704
		625,747
Food Products — 1.2%
Dole plc	13,275	185,717
Flowers Foods, Inc.	6,269	100,179
		285,896
Gas Utilities — 2.9%
Chesapeake Utilities Corp.	2,356	283,238
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — continued
ONE Gas, Inc.	3,751	269,547
Southwest Gas Holdings, Inc.	1,880	139,853
		692,638
Ground Transportation — 0.9%
Marten Transport Ltd.	16,654	216,335
Health Care Equipment & Supplies — 2.4%
ICU Medical, Inc. *	1,309	172,984
Inmode Ltd. *	10,693	154,407
LivaNova plc *	5,520	248,511
		575,902
Health Care Providers & Services — 3.2%
Concentra Group Holdings Parent, Inc.	9,416	193,687
Encompass Health Corp.	2,298	281,804
Ensign Group, Inc. (The)	1,824	281,370
		756,861
Health Care REITs — 0.9%
Sabra Health Care REIT, Inc.	11,163	205,846
Hotel & Resort REITs — 1.2%
RLJ Lodging Trust	21,485	156,411
Sunstone Hotel Investors, Inc.	14,289	124,028
		280,439
Hotels, Restaurants & Leisure — 0.2%
Bloomin' Brands, Inc.	4,704	40,501
Household Durables — 1.9%
La-Z-Boy, Inc.	3,834	142,510
M/I Homes, Inc. *	1,743	195,425
Meritage Homes Corp.	1,654	110,768
		448,703
Household Products — 0.6%
Reynolds Consumer Products, Inc.	7,155	153,260
Industrial REITs — 1.4%
Plymouth Industrial REIT, Inc.	9,876	158,609
Terreno Realty Corp.	2,873	161,089
		319,698
Insurance — 3.3%
Safety Insurance Group, Inc.	4,123	327,325
Selective Insurance Group, Inc.	5,154	446,594
		773,919
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — 2.0%
Angi, Inc. *	11,409	174,101
IAC, Inc. *	8,214	306,711
		480,812
Leisure Products — 0.6%
YETI Holdings, Inc. *	4,181	131,785
Machinery — 4.9%
Atmus Filtration Technologies, Inc.	4,931	179,587
Enpro, Inc.	1,303	249,590
Kadant, Inc.	572	181,581
Mueller Industries, Inc.	3,090	245,562
Tennant Co.	2,287	177,197
Toro Co. (The)	1,649	116,551
		1,150,068
Media — 1.2%
John Wiley & Sons, Inc., Class A	6,493	289,783
Multi-Utilities — 0.9%
Unitil Corp.	3,956	206,305
Office REITs — 1.8%
COPT Defense Properties	7,421	204,671
Highwoods Properties, Inc.	6,949	216,045
		420,716
Oil, Gas & Consumable Fuels — 3.4%
Chord Energy Corp.	1,907	184,693
CNX Resources Corp. *	6,954	234,211
Magnolia Oil & Gas Corp., Class A	8,772	197,194
Matador Resources Co.	3,873	184,820
		800,918
Personal Care Products — 1.6%
Edgewell Personal Care Co.	6,768	158,439
Interparfums, Inc.	1,587	208,389
		366,828
Pharmaceuticals — 0.9%
Prestige Consumer Healthcare, Inc. *	2,816	224,858
Residential REITs — 1.4%
Centerspace	2,461	148,128
Independence Realty Trust, Inc.	10,781	190,716
		338,844
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — 2.4%
Kite Realty Group Trust	14,638	331,551
Tanger, Inc.	7,682	234,915
		566,466
Semiconductors & Semiconductor Equipment — 1.9%
Amkor Technology, Inc.	5,059	106,188
Diodes, Inc. *	3,757	198,708
Synaptics, Inc. *	2,315	150,058
		454,954
Specialized REITs — 0.6%
Rayonier, Inc.	6,779	150,358
Specialty Retail — 2.6%
Group 1 Automotive, Inc.	919	401,336
Urban Outfitters, Inc. *	2,940	213,268
		614,604
Textiles, Apparel & Luxury Goods — 1.0%
Kontoor Brands, Inc.	3,684	243,034
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	1,006	233,845
McGrath RentCorp	1,825	211,627
		445,472
Water Utilities — 0.9%
American States Water Co.	2,697	206,752
Total Common Stocks (Cost $22,404,078)		23,203,516
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $427,069)	427,069	427,069
Total Investments — 99.9% (Cost $22,831,147)		23,630,585
Other Assets in Excess of Liabilities — 0.1%		21,748
NET ASSETS — 100.0%		23,652,333

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2025

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.4%
Aerospace & Defense — 3.6%
Boeing Co. (The) *	65,267	13,675,394
General Dynamics Corp.	99,469	29,011,129
Howmet Aerospace, Inc.	41,638	7,750,081
Northrop Grumman Corp.	23,541	11,770,029
RTX Corp.	417,246	60,926,261
Textron, Inc.	135,213	10,856,252
		133,989,146
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	118,517	11,963,106
Automobiles — 0.1%
General Motors Co.	91,933	4,524,023
Banks — 9.6%
Bank of America Corp.	2,158,925	102,160,331
Citizens Financial Group, Inc.	219,366	9,816,629
Comerica, Inc.	141,395	8,434,212
Fifth Third Bancorp	374,091	15,386,363
First Citizens BancShares, Inc., Class A	25,939	50,748,875
First Horizon Corp.	693,793	14,708,412
M&T Bank Corp.	95,594	18,544,280
PNC Financial Services Group, Inc. (The)	66,615	12,418,368
Wells Fargo & Co.	1,530,229	122,601,947
		354,819,417
Beverages — 0.4%
PepsiCo, Inc.	100,470	13,266,059
Biotechnology — 1.8%
AbbVie, Inc.	251,611	46,704,034
Regeneron Pharmaceuticals, Inc.	16,574	8,701,350
Vertex Pharmaceuticals, Inc. *	25,740	11,459,448
		66,864,832
Broadline Retail — 1.5%
Amazon.com, Inc. *	253,106	55,528,925
Building Products — 1.6%
Carrier Global Corp.	824,387	60,336,885
Capital Markets — 4.3%
Ameriprise Financial, Inc.	38,554	20,577,426
Ares Management Corp.	96,958	16,793,126
Blackrock, Inc.	13,802	14,481,749
Blackstone, Inc.	105,902	15,840,821
Charles Schwab Corp. (The)	437,643	39,930,547
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)	33,877	23,976,447
Morgan Stanley	196,636	27,698,147
		159,298,263
Chemicals — 2.4%
Air Products and Chemicals, Inc.	106,091	29,924,028
Axalta Coating Systems Ltd. *	710,622	21,098,367
Chemours Co. (The)	515,178	5,898,788
Dow, Inc.	189,994	5,031,041
FMC Corp.	593,048	24,759,754
		86,711,978
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	33,027	8,144,788
Construction Materials — 0.8%
Amrize Ltd. *	173,734	8,608,519
Vulcan Materials Co.	85,379	22,268,551
		30,877,070
Consumer Finance — 2.6%
Ally Financial, Inc.	224,969	8,762,542
American Express Co.	176,568	56,321,661
Capital One Financial Corp.	144,321	30,705,736
		95,789,939
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc. *	92,002	9,920,576
Performance Food Group Co. *	242,766	21,234,742
Walmart, Inc.	196,300	19,194,214
		50,349,532
Containers & Packaging — 1.3%
Ball Corp.	631,160	35,401,764
International Paper Co.	74,735	3,499,840
Silgan Holdings, Inc.	181,176	9,816,116
		48,717,720
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	764,190	33,066,501
Electric Utilities — 2.8%
Edison International	138,992	7,171,987
Entergy Corp.	114,235	9,495,213
NextEra Energy, Inc.	588,704	40,867,832
Southern Co. (The)	350,927	32,225,626
Xcel Energy, Inc.	178,629	12,164,635
		101,925,293
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 2.1%
Eaton Corp. plc	99,657	35,576,552
Emerson Electric Co.	313,420	41,788,289
		77,364,841
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	143,741	7,559,339
Jabil, Inc.	46,193	10,074,693
TD SYNNEX Corp.	117,950	16,005,815
		33,639,847
Entertainment — 1.2%
Walt Disney Co. (The)	351,553	43,596,088
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B *	87,623	42,564,625
Corpay, Inc. *	52,441	17,400,973
Fidelity National Information Services, Inc.	331,324	26,973,087
Fiserv, Inc. *	160,591	27,687,494
MGIC Investment Corp.	423,216	11,782,333
WEX, Inc. *	66,011	9,696,356
		136,104,868
Food Products — 0.6%
Hershey Co. (The)	53,750	8,919,812
Mondelez International, Inc., Class A	200,386	13,514,032
		22,433,844
Ground Transportation — 1.6%
CSX Corp.	826,125	26,956,459
Saia, Inc. *	48,619	13,321,120
Union Pacific Corp.	83,959	19,317,286
		59,594,865
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. *	50,052	9,476,345
Becton Dickinson & Co.	61,959	10,672,438
Boston Scientific Corp. *	141,726	15,222,790
Medtronic plc	369,015	32,167,037
		67,538,610
Health Care Providers & Services — 6.2%
Cardinal Health, Inc.	94,255	15,834,840
Cigna Group (The)	177,733	58,754,975
CVS Health Corp.	204,624	14,114,964
Elevance Health, Inc.	52,794	20,534,754
Humana, Inc.	128,702	31,465,065
Labcorp Holdings, Inc.	66,535	17,466,103
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
Quest Diagnostics, Inc.	90,005	16,167,598
UnitedHealth Group, Inc.	172,273	53,744,008
		228,082,307
Health Care REITs — 0.3%
Ventas, Inc.	188,807	11,923,162
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	662,944	10,182,820
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	1,834	10,617,466
Carnival Corp. *	428,576	12,051,557
McDonald's Corp.	86,820	25,366,200
		48,035,223
Household Durables — 0.4%
Mohawk Industries, Inc. *	138,576	14,528,308
Household Products — 0.5%
Procter & Gamble Co. (The)	126,097	20,089,774
Industrial Conglomerates — 0.8%
3M Co.	193,268	29,423,120
Industrial REITs — 0.2%
Prologis, Inc.	56,948	5,986,374
Insurance — 2.2%
Arch Capital Group Ltd.	127,860	11,641,653
Arthur J Gallagher & Co.	54,090	17,315,291
Chubb Ltd.	58,058	16,820,563
Oscar Health, Inc., Class A *	577,336	12,378,084
Progressive Corp. (The)	65,565	17,496,676
Travelers Cos., Inc. (The)	23,535	6,296,554
		81,948,821
Interactive Media & Services — 0.6%
Alphabet, Inc., Class C	48,613	8,623,460
Meta Platforms, Inc., Class A	19,625	14,485,016
		23,108,476
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	116,396	9,082,380
International Business Machines Corp.	43,786	12,907,237
		21,989,617
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc. *	31,463	4,958,254
Thermo Fisher Scientific, Inc.	44,972	18,234,347
		23,192,601
Machinery — 3.2%
AGCO Corp.	242,233	24,988,756
Deere & Co.	40,707	20,699,103
Dover Corp.	138,992	25,467,504
Gates Industrial Corp. plc *	816,245	18,798,123
Middleby Corp. (The) *	51,585	7,428,240
Parker-Hannifin Corp.	26,407	18,444,497
		115,826,223
Media — 1.7%
Comcast Corp., Class A	1,348,811	48,139,065
Omnicom Group, Inc.	192,742	13,865,859
		62,004,924
Metals & Mining — 0.8%
Alcoa Corp.	314,615	9,284,289
Freeport-McMoRan, Inc.	423,275	18,348,971
		27,633,260
Multi-Utilities — 1.5%
CMS Energy Corp.	246,344	17,066,712
Dominion Energy, Inc.	414,895	23,449,866
Public Service Enterprise Group, Inc.	158,579	13,349,180
		53,865,758
Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	208,565	29,864,422
ConocoPhillips	354,911	31,849,713
EOG Resources, Inc.	262,143	31,354,924
EQT Corp.	479,524	27,965,840
Expand Energy Corp.	154,446	18,060,915
Exxon Mobil Corp.	332,077	35,797,901
Hess Corp.	53,145	7,362,708
Range Resources Corp.	189,591	7,710,666
		189,967,089
Passenger Airlines — 0.7%
Southwest Airlines Co.	832,029	26,991,021
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	778,896	36,055,096
Eli Lilly & Co.	12,659	9,868,070
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued
Johnson & Johnson	349,984	53,460,056
Merck & Co., Inc.	180,712	14,305,162
		113,688,384
Real Estate Management & Development — 0.2%
Zillow Group, Inc., Class C *	78,793	5,519,450
Residential REITs — 0.9%
American Homes 4 Rent, Class A	386,888	13,955,050
AvalonBay Communities, Inc.	26,435	5,379,523
Equity LifeStyle Properties, Inc.	241,781	14,910,634
		34,245,207
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc. *	75,588	10,725,937
Analog Devices, Inc.	138,310	32,920,546
Lam Research Corp.	84,166	8,192,719
Micron Technology, Inc.	90,735	11,183,089
NXP Semiconductors NV (Netherlands)	205,831	44,972,015
ON Semiconductor Corp. *	161,971	8,488,900
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	103,802	23,510,115
Texas Instruments, Inc.	141,864	29,453,804
		169,447,125
Software — 1.5%
Microsoft Corp.	67,743	33,696,045
Salesforce, Inc.	72,388	19,739,484
		53,435,529
Specialized REITs — 1.5%
American Tower Corp.	173,887	38,432,505
Equinix, Inc.	18,821	14,971,541
		53,404,046
Specialty Retail — 2.8%
AutoZone, Inc. *	4,142	15,376,057
Home Depot, Inc. (The)	65,554	24,034,718
Lowe's Cos., Inc.	123,549	27,411,817
O'Reilly Automotive, Inc. *	126,925	11,439,750
TJX Cos., Inc. (The)	194,310	23,995,342
		102,257,684
Technology Hardware, Storage & Peripherals — 2.9%
Sandisk Corp. *	224,736	10,191,778
Seagate Technology Holdings plc	248,031	35,798,314
Western Digital Corp.	954,801	61,097,716
		107,087,808
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.5%
Kontoor Brands, Inc.	260,215	17,166,384
Tobacco — 2.7%
Philip Morris International, Inc.	545,965	99,436,605
Trading Companies & Distributors — 1.1%
AerCap Holdings NV (Ireland)	249,461	29,186,937
WESCO International, Inc.	60,577	11,218,860
		40,405,797
Total Common Stocks (Cost $3,278,354,582)		3,547,319,337
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $128,506,160)	128,506,160	128,506,160
Total Investments — 99.9% (Cost $3,406,860,742)		3,675,825,497
Other Assets in Excess of Liabilities — 0.1%		2,932,461
NET ASSETS — 100.0%		3,678,757,958

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	June 30, 2025

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 86.6%
Aerospace & Defense — 2.6%
Howmet Aerospace, Inc.	2,972,857	553,337,873
RTX Corp.	1,937,341	282,890,533
TransDigm Group, Inc.	157,468	239,452,140
		1,075,680,546
Air Freight & Logistics — 0.9%
FedEx Corp.	509,762	115,874,000
United Parcel Service, Inc., Class B	2,577,370	260,159,728
		376,033,728
Banks — 0.5%
Bank of America Corp.	2,964,205	140,266,181
US Bancorp	1,687,128	76,342,542
		216,608,723
Beverages — 3.2%
Coca-Cola Co. (The)	5,306,534	375,437,280
Keurig Dr Pepper, Inc.	8,599,482	284,298,875
Monster Beverage Corp. *	1,604,281	100,492,162
PepsiCo, Inc.	4,015,846	530,252,306
		1,290,480,623
Biotechnology — 2.6%
AbbVie, Inc.	3,113,658	577,957,198
Regeneron Pharmaceuticals, Inc.	496,636	260,733,900
Vertex Pharmaceuticals, Inc. *	531,960	236,828,592
		1,075,519,690
Broadline Retail — 1.6%
Amazon.com, Inc. *	2,930,658	642,957,059
Building Products — 2.6%
Carrier Global Corp.	5,578,195	408,268,092
Trane Technologies plc	1,505,606	658,567,120
		1,066,835,212
Capital Markets — 2.1%
Ameriprise Financial, Inc.	893,565	476,922,448
CME Group, Inc.	986,731	271,962,798
Raymond James Financial, Inc.	768,003	117,788,620
		866,673,866
Chemicals — 0.9%
Linde plc	770,391	361,452,049
Communications Equipment — 0.3%
Motorola Solutions, Inc.	322,049	135,408,722
Construction Materials — 0.4%
Vulcan Materials Co.	551,102	143,738,424
INVESTMENTS	SHARES	VALUE($)

Consumer Finance — 1.0%
American Express Co.	1,267,999	404,466,321
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	5,476,442	535,486,499
Electric Utilities — 3.0%
Entergy Corp.	1,410,276	117,222,141
NextEra Energy, Inc.	7,567,231	525,317,176
Southern Co. (The)	6,585,309	604,728,926
		1,247,268,243
Electrical Equipment — 2.7%
Eaton Corp. plc	1,541,347	550,245,466
Emerson Electric Co.	4,130,931	550,777,030
		1,101,022,496
Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,315,716	50,444,551
Entertainment — 1.9%
Netflix, Inc. *	188,870	252,921,483
Walt Disney Co. (The)	4,182,054	518,616,517
		771,538,000
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	584,956	284,154,076
Corpay, Inc. *	795,874	264,086,911
Fiserv, Inc. *	1,322,398	227,994,639
Mastercard, Inc., Class A	1,176,991	661,398,323
Visa, Inc., Class A	1,865,544	662,361,397
		2,099,995,346
Food Products — 1.2%
Mondelez International, Inc., Class A	7,192,129	485,037,180
Ground Transportation — 0.3%
CSX Corp.	3,677,057	119,982,370
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. *	2,211,508	237,538,074
Medtronic plc	3,939,122	343,373,265
Stryker Corp.	1,374,782	543,905,003
		1,124,816,342
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	924,079	288,284,926
Health Care REITs — 0.7%
Ventas, Inc.	2,038,263	128,716,309
Welltower, Inc.	1,106,425	170,090,715
		298,807,024
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc. *	7,083,324	397,728,643
McDonald's Corp.	1,647,852	481,452,919
Yum! Brands, Inc.	3,687,353	546,391,967
		1,425,573,529
Household Products — 1.3%
Church & Dwight Co., Inc.	2,165,022	208,080,264
Procter & Gamble Co. (The)	2,051,517	326,847,689
		534,927,953
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	1,001,228	194,047,999
Industrial Conglomerates — 0.7%
3M Co.	1,774,101	270,089,136
Industrial REITs — 0.3%
Prologis, Inc.	1,016,511	106,855,636
Insurance — 4.1%
Aon plc, Class A	365,024	130,225,962
Arthur J Gallagher & Co.	1,318,367	422,035,644
Chubb Ltd.	775,932	224,803,019
Progressive Corp. (The)	2,291,927	611,623,639
Travelers Cos., Inc. (The)	1,032,377	276,202,143
		1,664,890,407
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	3,154,932	555,993,666
Meta Platforms, Inc., Class A	958,762	707,652,645
		1,263,646,311
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	4,875,392	380,426,838
Life Sciences Tools & Services — 1.5%
Danaher Corp.	719,436	142,117,388
Thermo Fisher Scientific, Inc.	1,144,246	463,945,983
		606,063,371
Machinery — 1.8%
Cummins, Inc.	407,514	133,460,835
Deere & Co.	408,354	207,643,925
Ingersoll Rand, Inc.	1,297,216	107,902,427
Otis Worldwide Corp.	2,991,404	296,208,824
		745,216,011
Media — 1.3%
Comcast Corp., Class A	14,942,665	533,303,714
INVESTMENTS	SHARES	VALUE($)

Multi-Utilities — 1.1%
Ameren Corp.	538,837	51,749,905
CMS Energy Corp.	2,567,290	177,861,851
Dominion Energy, Inc.	1,570,973	88,791,394
Public Service Enterprise Group, Inc.	1,635,409	137,668,730
		456,071,880
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	2,951,801	264,894,622
EOG Resources, Inc.	3,914,199	468,177,342
Exxon Mobil Corp.	2,630,427	283,560,031
		1,016,631,995
Personal Care Products — 0.1%
Kenvue, Inc.	1,827,153	38,242,312
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	11,186,659	517,830,445
Eli Lilly & Co.	392,897	306,274,999
Johnson & Johnson	3,481,371	531,779,420
Merck & Co., Inc.	2,612,214	206,782,860
		1,562,667,724
Professional Services — 0.8%
Automatic Data Processing, Inc.	683,042	210,650,153
Leidos Holdings, Inc.	768,674	121,266,010
		331,916,163
Semiconductors & Semiconductor Equipment — 7.4%
Analog Devices, Inc.	2,478,505	589,933,760
ASML Holding NV (Registered), NYRS (Netherlands)	300,188	240,567,661
Broadcom, Inc.	1,857,719	512,080,242
Lam Research Corp.	2,686,841	261,537,103
NVIDIA Corp.	4,190,489	662,055,357
NXP Semiconductors NV (Netherlands)	1,487,700	325,047,573
Texas Instruments, Inc.	2,169,898	450,514,223
		3,041,735,919
Software — 6.2%
Cadence Design Systems, Inc. *	658,411	202,889,350
Microsoft Corp.	1,348,666	670,839,955
Oracle Corp.	3,230,553	706,295,802
Salesforce, Inc.	1,349,863	368,094,142
ServiceNow, Inc. *	555,666	571,269,101
		2,519,388,350
Specialized REITs — 1.9%
American Tower Corp.	598,754	132,336,609
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	446,637	355,286,334
SBA Communications Corp.	1,252,282	294,085,905
		781,708,848
Specialty Retail — 3.4%
AutoZone, Inc. *	29,216	108,456,512
Burlington Stores, Inc. *	952,670	221,629,149
Lowe's Cos., Inc.	2,450,816	543,762,546
Ross Stores, Inc.	4,101,046	523,211,448
		1,397,059,655
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	1,380,868	283,312,687
Tobacco — 0.7%
Altria Group, Inc.	1,481,980	86,888,487
Philip Morris International, Inc.	1,192,507	217,191,300
		304,079,787
Trading Companies & Distributors — 0.6%
United Rentals, Inc.	322,721	243,138,001
Total Common Stocks (Cost $29,565,737,581)		35,479,532,166
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 12.5%
Barclays Bank plc, ELN, 48.50%, 7/18/2025, (linked to S&P 500 Index) (a)	59,614	348,424,157
Barclays Bank plc, ELN, 50.15%, 7/21/2025, (linked to S&P 500 Index) (a)	59,778	345,738,018
BNP Paribas, ELN, 49.30%, 7/11/2025, (linked to S&P 500 Index) (b)	57,785	325,743,291
BNP Paribas, ELN, 49.90%, 8/4/2025, (linked to S&P 500 Index) (b)	62,375	369,749,644
BNP Paribas, ELN, 52.56%, 7/14/2025, (linked to S&P 500 Index) (b)	57,781	324,407,380
BNP Paribas, ELN, 54.30%, 7/29/2025, (linked to S&P 500 Index) (b)	61,864	347,067,557
Citigroup Global Markets Holdings, Inc., ELN, 51.86%, 7/22/2025, (linked to S&P 500 Index) (b)	59,551	348,282,832
Citigroup Global Markets Holdings, Inc., ELN, 56.40%, 7/15/2025, (linked to S&P 500 Index) (b)	60,613	330,382,067
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Morgan Stanley Finance LLC, ELN, 51.41%, 7/25/2025, (linked to S&P 500 Index) (a)	61,328	355,912,755
Morgan Stanley Finance LLC, ELN, 52.75%, 7/7/2025, (linked to S&P 500 Index) (a)	59,106	319,812,518
Morgan Stanley Finance LLC, ELN, 55.72%, 7/9/2025, (linked to S&P 500 Index) (a)	59,199	316,756,089
Societe Generale SA, ELN, 48.04%, 8/1/2025, (linked to S&P 500 Index) (b)	61,554	364,726,532
Societe Generale SA, ELN, 50.30%, 8/5/2025, (linked to S&P 500 Index) (b)	61,879	375,811,587
Societe Generale SA, ELN, 53.00%, 7/8/2025, (linked to S&P 500 Index) (b)	59,437	311,942,613
Societe Generale SA, ELN, 56.41%, 7/28/2025, (linked to S&P 500 Index) (b)	61,845	350,548,592
Total Equity-Linked Notes (Cost $5,424,980,330)		5,135,305,632
	SHARES
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (c) (d) (Cost $279,447,397)	279,447,397	279,447,397
Total Investments — 99.8% (Cost $35,270,165,308)		40,894,285,195
Other Assets in Excess of Liabilities — 0.2%		99,273,338
NET ASSETS — 100.0%		40,993,558,533

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2025

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Aerospace & Defense — 3.1%
Howmet Aerospace, Inc.	825	153,557
Northrop Grumman Corp.	210	104,996
RTX Corp.	809	118,130
Textron, Inc.	476	38,218
		414,901
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	482	48,653
Automobile Components — 0.1%
Aptiv plc (Jersey) *	262	17,874
Automobiles — 1.3%
Tesla, Inc. *	549	174,395
Banks — 4.2%
Bank of America Corp.	3,673	173,806
First Citizens BancShares, Inc., Class A	24	46,955
Wells Fargo & Co.	4,214	337,626
		558,387
Beverages — 0.8%
Coca-Cola Co. (The)	1,513	107,045
Biotechnology — 2.2%
AbbVie, Inc.	926	171,884
Regeneron Pharmaceuticals, Inc.	135	70,875
Vertex Pharmaceuticals, Inc. *	123	54,760
		297,519
Broadline Retail — 4.6%
Amazon.com, Inc. *	2,773	608,369
Building Products — 1.1%
Trane Technologies plc	345	150,906
Capital Markets — 3.3%
Ameriprise Financial, Inc.	256	136,635
Charles Schwab Corp. (The)	1,085	98,995
CME Group, Inc.	412	113,555
Morgan Stanley	632	89,024
		438,209
Chemicals — 0.8%
Axalta Coating Systems Ltd. *	1,805	53,590
DuPont de Nemours, Inc.	579	39,714
Linde plc	38	17,829
		111,133
INVESTMENTS	SHARES	VALUE($)

Communications Equipment — 0.2%
Arista Networks, Inc. *	78	7,980
Motorola Solutions, Inc.	56	23,546
		31,526
Consumer Finance — 1.6%
American Express Co.	656	209,251
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc. *	529	57,042
Costco Wholesale Corp.	48	47,517
Performance Food Group Co. *	716	62,628
Walmart, Inc.	606	59,255
		226,442
Electric Utilities — 2.0%
Entergy Corp.	815	67,743
NextEra Energy, Inc.	1,224	84,970
Southern Co. (The)	1,262	115,889
		268,602
Electrical Equipment — 0.6%
Eaton Corp. plc	218	77,824
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	822	81,173
Entertainment — 1.6%
Netflix, Inc. *	45	60,261
Spotify Technology SA *	86	65,991
Walt Disney Co. (The)	684	84,823
		211,075
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B *	202	98,126
Block, Inc. *	407	27,647
Corpay, Inc. *	110	36,500
Fidelity National Information Services, Inc.	552	44,938
Mastercard, Inc., Class A	487	273,665
		480,876
Food Products — 0.9%
Mondelez International, Inc., Class A	1,802	121,527
Ground Transportation — 1.0%
CSX Corp.	4,040	131,825
Health Care Equipment & Supplies — 2.1%
Medtronic plc	967	84,293
Stryker Corp.	484	191,485
		275,778
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 1.5%
Cigna Group (The)	219	72,397
UnitedHealth Group, Inc.	392	122,292
		194,689
Health Care REITs — 0.3%
Ventas, Inc.	546	34,480
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc. *	1,194	67,043
Hilton Worldwide Holdings, Inc.	262	69,781
McDonald's Corp.	383	111,901
Starbucks Corp.	176	16,127
		264,852
Household Products — 0.3%
Church & Dwight Co., Inc.	418	40,174
Industrial Conglomerates — 0.7%
3M Co.	661	100,631
Industrial REITs — 0.5%
Prologis, Inc.	679	71,377
Insurance — 1.9%
Arthur J Gallagher & Co.	166	53,140
MetLife, Inc.	767	61,682
Progressive Corp. (The)	509	135,832
		250,654
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	2,217	390,702
Meta Platforms, Inc., Class A	772	569,805
		960,507
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	807	62,970
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	225	91,229
Machinery — 1.3%
Deere & Co.	172	87,461
Dover Corp.	453	83,003
		170,464
Media — 0.9%
Comcast Corp., Class A	3,427	122,310
Multi-Utilities — 0.6%
CMS Energy Corp.	1,098	76,069
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	1,152	103,381
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	1,071	128,102
Exxon Mobil Corp.	1,903	205,143
		436,626
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	2,534	117,299
Elanco Animal Health, Inc. *	2,397	34,229
Eli Lilly & Co.	195	152,008
Johnson & Johnson	226	34,522
		338,058
Professional Services — 0.5%
Leidos Holdings, Inc.	425	67,048
Semiconductors & Semiconductor Equipment — 12.8%
Analog Devices, Inc.	180	42,844
Broadcom, Inc.	1,099	302,939
Lam Research Corp.	647	62,979
Marvell Technology, Inc.	178	13,777
Micron Technology, Inc.	838	103,284
NVIDIA Corp.	6,770	1,069,592
NXP Semiconductors NV (Netherlands)	496	108,371
		1,703,786
Software — 11.7%
Fair Isaac Corp. *	28	51,183
Intuit, Inc.	166	130,747
Microsoft Corp.	2,259	1,123,649
Oracle Corp.	268	58,593
Salesforce, Inc.	496	135,254
ServiceNow, Inc. *	15	15,421
Synopsys, Inc. *	78	39,989
		1,554,836
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	487	84,899
Specialty Retail — 2.2%
AutoZone, Inc. *	22	81,669
Lowe's Cos., Inc.	626	138,891
TJX Cos., Inc. (The)	568	70,142
		290,702
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	3,387	694,911
Hewlett Packard Enterprise Co.	3,464	70,839
Seagate Technology Holdings plc	929	134,082
		899,832
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 1.7%
Philip Morris International, Inc.	1,242	226,205
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.	351	83,629
Total Common Stocks (Cost $11,239,485)		13,169,317
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $145,460)	145,460	145,460
Total Investments — 99.9% (Cost $11,384,945)		13,314,777
Other Assets in Excess of Liabilities — 0.1%		18,972
NET ASSETS — 100.0%		13,333,749

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	2	09/19/2025	USD	62,518	2,190

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.2%
Aerospace & Defense — 3.4%
Axon Enterprise, Inc. *	15	12,419
HEICO Corp., Class A	232	60,030
Howmet Aerospace, Inc.	575	107,025
L3Harris Technologies, Inc.	70	17,559
Textron, Inc.	395	31,714
		228,747
Automobile Components — 0.2%
Aptiv plc (Jersey) *	246	16,782
Banks — 3.6%
Fifth Third Bancorp	305	12,545
First Citizens BancShares, Inc., Class A	12	23,478
First Horizon Corp.	3,322	70,426
M&T Bank Corp.	392	76,044
Regions Financial Corp.	2,566	60,352
		242,845
Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc. *	178	58,044
Natera, Inc. *	367	62,001
Viking Therapeutics, Inc. *	170	4,505
		124,550
Building Products — 1.9%
AAON, Inc.	313	23,084
Carlisle Cos., Inc.	139	51,903
Fortune Brands Innovations, Inc.	622	32,020
Masco Corp.	317	20,402
		127,409
Capital Markets — 5.5%
Ares Management Corp.	281	48,669
Coinbase Global, Inc., Class A *	54	18,926
LPL Financial Holdings, Inc.	74	27,748
MSCI, Inc.	68	39,218
Northern Trust Corp.	415	52,618
Raymond James Financial, Inc.	495	75,918
Robinhood Markets, Inc., Class A *	220	20,599
State Street Corp.	646	68,696
Tradeweb Markets, Inc., Class A	115	16,836
		369,228
Chemicals — 1.7%
Axalta Coating Systems Ltd. *	1,099	32,629
Chemours Co. (The)	1,901	21,767
Dow, Inc.	804	21,290
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Element Solutions, Inc.	1,048	23,737
LyondellBasell Industries NV, Class A	271	15,680
		115,103
Construction & Engineering — 1.5%
Quanta Services, Inc.	264	99,813
Construction Materials — 1.3%
Eagle Materials, Inc.	150	30,316
Martin Marietta Materials, Inc.	101	55,445
		85,761
Consumer Finance — 1.0%
Capital One Financial Corp.	309	65,743
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	587	63,296
Performance Food Group Co. *	676	59,130
US Foods Holding Corp. *	704	54,215
		176,641
Containers & Packaging — 1.8%
AptarGroup, Inc.	342	53,499
Ball Corp.	438	24,568
Packaging Corp. of America	236	44,474
		122,541
Distributors — 0.9%
Genuine Parts Co.	113	13,708
LKQ Corp.	862	31,903
Pool Corp.	42	12,242
		57,853
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	127	15,696
Electric Utilities — 1.9%
Entergy Corp.	656	54,527
Xcel Energy, Inc.	1,074	73,139
		127,666
Electrical Equipment — 1.3%
AMETEK, Inc.	295	53,383
Hubbell, Inc.	88	35,940
		89,323
Electronic Equipment, Instruments & Components — 1.8%
TD SYNNEX Corp.	379	51,430
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Teledyne Technologies, Inc. *	65	33,300
Zebra Technologies Corp., Class A *	125	38,545
		123,275
Energy Equipment & Services — 1.0%
TechnipFMC plc (United Kingdom)	1,949	67,124
Entertainment — 1.4%
ROBLOX Corp., Class A *	127	13,360
Take-Two Interactive Software, Inc. *	184	44,684
Warner Bros Discovery, Inc. *	2,986	34,220
		92,264
Financial Services — 2.0%
Block, Inc. *	427	29,006
Corpay, Inc. *	80	26,546
Fidelity National Information Services, Inc.	938	76,362
		131,914
Food Products — 1.6%
Archer-Daniels-Midland Co.	288	15,201
General Mills, Inc.	568	29,428
Hershey Co. (The)	205	34,020
Post Holdings, Inc. *	286	31,182
		109,831
Ground Transportation — 1.1%
JB Hunt Transport Services, Inc.	295	42,362
Saia, Inc. *	117	32,057
		74,419
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc. *	177	15,450
Envista Holdings Corp. *	1,831	35,778
GE HealthCare Technologies, Inc.	467	34,591
QuidelOrtho Corp. *	457	13,171
		98,990
Health Care Providers & Services — 3.5%
Cardinal Health, Inc.	438	73,584
Encompass Health Corp.	556	68,182
Humana, Inc.	156	38,139
Quest Diagnostics, Inc.	316	56,763
		236,668
Health Care REITs — 0.6%
Ventas, Inc.	658	41,553
INVESTMENTS	SHARES	VALUE($)

Health Care Technology — 0.2%
Veeva Systems, Inc., Class A *	47	13,535
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	2,215	34,022
Hotels, Restaurants & Leisure — 4.6%
Darden Restaurants, Inc.	286	62,339
Expedia Group, Inc.	223	37,616
Flutter Entertainment plc (United Kingdom) *	155	44,293
Hilton Worldwide Holdings, Inc.	270	71,912
Royal Caribbean Cruises Ltd.	152	47,597
Yum! Brands, Inc.	318	47,121
		310,878
Household Durables — 1.2%
Garmin Ltd.	226	47,171
Toll Brothers, Inc.	280	31,956
		79,127
Household Products — 0.3%
Church & Dwight Co., Inc.	179	17,204
Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp.	267	51,747
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	716	11,907
EastGroup Properties, Inc.	218	36,432
		48,339
Insurance — 4.0%
Arch Capital Group Ltd.	727	66,193
Arthur J Gallagher & Co.	64	20,488
Hartford Insurance Group, Inc. (The)	568	72,062
Loews Corp.	648	59,396
Prudential Financial, Inc.	192	20,628
RLI Corp.	390	28,166
		266,933
Interactive Media & Services — 0.5%
IAC, Inc. *	283	10,567
Pinterest, Inc., Class A *	647	23,202
		33,769
IT Services — 2.5%
Cloudflare, Inc., Class A *	53	10,379
Cognizant Technology Solutions Corp., Class A	631	49,237
Gartner, Inc. *	100	40,422
GoDaddy, Inc., Class A *	181	32,591
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
MongoDB, Inc. *	77	16,169
Twilio, Inc., Class A *	182	22,634
		171,432
Life Sciences Tools & Services — 1.6%
IQVIA Holdings, Inc. *	232	36,561
Mettler-Toledo International, Inc. *	36	42,290
West Pharmaceutical Services, Inc.	131	28,663
		107,514
Machinery — 3.0%
AGCO Corp.	270	27,853
Dover Corp.	384	70,361
IDEX Corp.	210	36,870
Westinghouse Air Brake Technologies Corp.	318	66,573
		201,657
Media — 1.2%
Charter Communications, Inc., Class A *	115	47,013
Trade Desk, Inc. (The), Class A *	492	35,419
		82,432
Metals & Mining — 0.4%
Alcoa Corp.	814	24,021
Multi-Utilities — 3.5%
Ameren Corp.	572	54,935
CMS Energy Corp.	1,007	69,765
NiSource, Inc.	978	39,452
Public Service Enterprise Group, Inc.	246	20,708
WEC Energy Group, Inc.	458	47,724
		232,584
Oil, Gas & Consumable Fuels — 4.2%
Cheniere Energy, Inc.	214	52,113
Coterra Energy, Inc.	2,014	51,115
Diamondback Energy, Inc.	430	59,082
DT Midstream, Inc.	250	27,478
Marathon Petroleum Corp.	268	44,518
Williams Cos., Inc. (The)	826	51,881
		286,187
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	900	44,262
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc *	331	35,126
INVESTMENTS	SHARES	VALUE($)

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	326	33,946
Leidos Holdings, Inc.	227	35,812
Paylocity Holding Corp. *	119	21,562
SS&C Technologies Holdings, Inc.	748	61,934
		153,254
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	408	57,169
Residential REITs — 1.9%
AvalonBay Communities, Inc.	245	49,857
Equity LifeStyle Properties, Inc.	713	43,971
Mid-America Apartment Communities, Inc.	221	32,710
		126,538
Retail REITs — 0.8%
Regency Centers Corp.	726	51,713
Semiconductors & Semiconductor Equipment — 2.3%
Entegris, Inc.	473	38,147
Microchip Technology, Inc.	818	57,563
ON Semiconductor Corp. *	568	29,769
Teradyne, Inc.	332	29,853
		155,332
Software — 3.1%
Confluent, Inc., Class A *	430	10,720
Datadog, Inc., Class A *	238	31,970
Fair Isaac Corp. *	7	12,796
HubSpot, Inc. *	80	44,530
Manhattan Associates, Inc. *	127	25,079
nCino, Inc. *	290	8,111
Nutanix, Inc., Class A *	454	34,704
Tyler Technologies, Inc. *	64	37,942
		205,852
Specialized REITs — 2.3%
CubeSmart	1,054	44,795
Digital Realty Trust, Inc.	118	20,571
SBA Communications Corp.	226	53,074
Weyerhaeuser Co.	1,297	33,320
		151,760
Specialty Retail — 2.8%
Bath & Body Works, Inc.	1,030	30,859
Best Buy Co., Inc.	523	35,109
Burlington Stores, Inc. *	184	42,806
Carvana Co. *	37	12,467
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Ross Stores, Inc.	392	50,011
Tractor Supply Co.	335	17,678
		188,930
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	2,355	48,160
Super Micro Computer, Inc. *	101	4,950
Western Digital Corp.	423	27,068
		80,178
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp.	232	63,633
Trading Companies & Distributors — 1.3%
Core & Main, Inc., Class A *	780	47,073
WW Grainger, Inc.	40	41,610
		88,683
Total Common Stocks (Cost $6,106,120)		6,405,550
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $288,084)	288,084	288,084
Total Investments — 99.5% (Cost $6,394,204)		6,693,634
Other Assets in Excess of Liabilities — 0.5%		32,014
NET ASSETS — 100.0%		6,725,648

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 Micro E-Mini Index	10	09/19/2025	USD	311,340	7,193

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.2%
Aerospace & Defense — 1.3%
AeroVironment, Inc. *	67	19,091
Moog, Inc., Class A	207	37,461
V2X, Inc. *	538	26,120
		82,672
Automobile Components — 1.8%
LCI Industries	454	41,400
Modine Manufacturing Co. *	340	33,490
Visteon Corp. *	454	42,358
		117,248
Banks — 10.9%
Amalgamated Financial Corp.	526	16,411
BancFirst Corp.	212	26,207
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	667	29,535
BankUnited, Inc.	1,462	52,033
Business First Bancshares, Inc.	423	10,427
Byline Bancorp, Inc.	393	10,505
Camden National Corp.	774	31,409
City Holding Co.	381	46,642
Enterprise Financial Services Corp.	474	26,117
First Busey Corp.	1,899	43,459
First Financial Bancorp	2,039	49,466
First Interstate BancSystem, Inc., Class A	1,778	51,242
First Merchants Corp.	1,293	49,522
Heritage Commerce Corp.	2,726	27,069
Independent Bank Corp.	440	14,260
OceanFirst Financial Corp.	1,213	21,361
Old Second Bancorp, Inc.	964	17,101
Pathward Financial, Inc.	258	20,413
QCR Holdings, Inc.	394	26,753
Simmons First National Corp., Class A	1,482	28,099
TriCo Bancshares	1,133	45,875
WSFS Financial Corp.	1,025	56,375
		700,281
Biotechnology — 7.9%
Agios Pharmaceuticals, Inc. *	732	24,346
Akero Therapeutics, Inc. *	522	27,854
Alkermes plc *	1,002	28,667
Allogene Therapeutics, Inc. * (a)	1,873	2,116
Amicus Therapeutics, Inc. *	2,995	17,161
Apogee Therapeutics, Inc. *	368	15,982
Arrowhead Pharmaceuticals, Inc. *	266	4,203
Biohaven Ltd. *	836	11,796
Blueprint Medicines Corp. *	205	26,277
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Cytokinetics, Inc. *	315	10,408
Disc Medicine, Inc. *	302	15,994
Halozyme Therapeutics, Inc. *	447	23,253
Insmed, Inc. *	299	30,091
iTeos Therapeutics, Inc. *	1,360	13,559
Mirum Pharmaceuticals, Inc. *	418	21,272
Nkarta, Inc. * (a)	1,317	2,186
Protagonist Therapeutics, Inc. *	685	37,860
REGENXBIO, Inc. *	2,336	19,179
Relay Therapeutics, Inc. *	3,663	12,674
Replimune Group, Inc. *	685	6,364
Revolution Medicines, Inc. *	548	20,161
Rhythm Pharmaceuticals, Inc. *	451	28,499
Sionna Therapeutics, Inc. *	478	8,293
TG Therapeutics, Inc. *	218	7,846
Twist Bioscience Corp. *	888	32,670
Tyra Biosciences, Inc. * (a)	313	2,995
Vaxcyte, Inc. *	677	22,009
Viking Therapeutics, Inc. *	247	6,546
Xenon Pharmaceuticals, Inc. (Canada) *	901	28,201
		508,462
Broadline Retail — 0.4%
Savers Value Village, Inc. *	2,763	28,183
Building Products — 1.6%
AZZ, Inc.	661	62,451
Griffon Corp.	521	37,705
Janus International Group, Inc. *	622	5,063
		105,219
Capital Markets — 2.4%
Acadian Asset Management, Inc.	282	9,938
Donnelley Financial Solutions, Inc. *	764	47,100
Hamilton Lane, Inc., Class A	205	29,135
Moelis & Co., Class A	368	22,934
Virtus Investment Partners, Inc.	241	43,717
		152,824
Chemicals — 3.0%
Balchem Corp.	253	40,278
Hawkins, Inc.	296	42,061
Innospec, Inc.	430	36,159
Orion SA (Germany)	689	7,228
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Perimeter Solutions, Inc. *	3,693	51,406
Quaker Chemical Corp.	127	14,216
		191,348
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	888	41,922
Driven Brands Holdings, Inc. *	2,841	49,888
UniFirst Corp.	66	12,423
		104,233
Construction & Engineering — 1.3%
MYR Group, Inc. *	226	41,008
Primoris Services Corp.	415	32,345
Sterling Infrastructure, Inc. *	34	7,845
		81,198
Consumer Finance — 0.9%
Enova International, Inc. *	313	34,906
Upstart Holdings, Inc. *	336	21,732
		56,638
Consumer Staples Distribution & Retail — 1.4%
Chefs' Warehouse, Inc. (The) *	1,012	64,576
Sprouts Farmers Market, Inc. *	137	22,555
		87,131
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	40	37,847
OneSpaWorld Holdings Ltd. (Bahamas)	731	14,905
		52,752
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	819	26,134
Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A *	713	11,337
Iridium Communications, Inc.	571	17,227
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,392	14,878
		43,442
Electric Utilities — 0.8%
Oklo, Inc. *	173	9,686
Portland General Electric Co.	1,053	42,784
		52,470
Electrical Equipment — 1.6%
Atkore, Inc.	86	6,067
Bloom Energy Corp., Class A *	1,255	30,020
EnerSys	176	15,096
INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued
Shoals Technologies Group, Inc., Class A *	2,489	10,578
Thermon Group Holdings, Inc. *	371	10,418
Vicor Corp. *	667	30,255
		102,434
Electronic Equipment, Instruments & Components — 4.4%
Badger Meter, Inc.	119	29,149
Fabrinet (Thailand) *	218	64,240
Knowles Corp. *	2,496	43,980
Plexus Corp. *	220	29,768
ScanSource, Inc. *	694	29,016
TTM Technologies, Inc. *	1,745	71,231
Vishay Intertechnology, Inc.	1,183	18,786
		286,170
Energy Equipment & Services — 2.4%
Aris Water Solutions, Inc., Class A	917	21,687
Cactus, Inc., Class A	726	31,741
ChampionX Corp.	2,357	58,548
Liberty Energy, Inc.	1,170	13,431
Noble Corp. plc	596	15,824
Select Water Solutions, Inc.	1,252	10,817
		152,048
Entertainment — 0.1%
Lionsgate Studios Corp. *	956	5,554
Starz Entertainment Corp.	63	1,013
		6,567
Financial Services — 2.3%
Enact Holdings, Inc.	728	27,045
Jackson Financial, Inc., Class A	242	21,487
Radian Group, Inc.	1,533	55,219
Remitly Global, Inc. *	1,339	25,133
WEX, Inc. *	151	22,181
		151,065
Food Products — 1.0%
Dole plc	1,020	14,270
Utz Brands, Inc.	2,782	34,914
Vital Farms, Inc. *	453	17,449
		66,633
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	412	49,531
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — continued
ONE Gas, Inc.	334	24,001
Southwest Gas Holdings, Inc.	312	23,210
		96,742
Ground Transportation — 0.5%
Marten Transport Ltd.	2,551	33,138
Health Care Equipment & Supplies — 4.1%
Alphatec Holdings, Inc. *	972	10,789
AtriCure, Inc. *	464	15,205
CVRx, Inc. *	792	4,657
ICU Medical, Inc. *	323	42,684
Inmode Ltd. *	1,806	26,079
Inogen, Inc. *	1,118	7,860
iRhythm Technologies, Inc. *	458	70,514
Lantheus Holdings, Inc. *	79	6,467
LivaNova plc *	408	18,368
Omnicell, Inc. *	164	4,822
PROCEPT BioRobotics Corp. *	336	19,354
QuidelOrtho Corp. *	898	25,880
Utah Medical Products, Inc.	256	14,571
		267,250
Health Care Providers & Services — 1.8%
Concentra Group Holdings Parent, Inc.	1,739	35,771
HealthEquity, Inc. *	503	52,694
Hims & Hers Health, Inc. *	510	25,424
PACS Group, Inc. *	314	4,057
		117,946
Health Care REITs — 1.0%
CareTrust REIT, Inc.	1,086	33,232
Sabra Health Care REIT, Inc.	1,639	30,223
		63,455
Health Care Technology — 0.4%
Evolent Health, Inc., Class A *	1,653	18,613
Health Catalyst, Inc. *	1,629	6,141
		24,754
Hotel & Resort REITs — 1.7%
RLJ Lodging Trust	1,378	10,032
Ryman Hospitality Properties, Inc.	722	71,240
Sunstone Hotel Investors, Inc.	2,308	20,033
Xenia Hotels & Resorts, Inc.	814	10,232
		111,537
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc. *	800	9,416
Bloomin' Brands, Inc.	769	6,621
First Watch Restaurant Group, Inc. *	677	10,859
Hilton Grand Vacations, Inc. *	393	16,321
Life Time Group Holdings, Inc. *	1,877	56,930
Monarch Casino & Resort, Inc.	640	55,322
		155,469
Household Durables — 1.2%
Green Brick Partners, Inc. *	124	7,797
La-Z-Boy, Inc.	406	15,091
M/I Homes, Inc. *	333	37,336
Sonos, Inc. *	1,581	17,091
		77,315
Household Products — 0.4%
Spectrum Brands Holdings, Inc.	483	25,599
Industrial REITs — 0.3%
Plymouth Industrial REIT, Inc.	1,164	18,694
Insurance — 1.7%
Oscar Health, Inc., Class A *	1,730	37,091
Palomar Holdings, Inc. *	108	16,659
Safety Insurance Group, Inc.	329	26,119
Selective Insurance Group, Inc.	319	27,642
		107,511
Interactive Media & Services — 0.7%
Angi, Inc. *	228	3,479
Cargurus, Inc. *	685	22,927
IAC, Inc. *	548	20,463
		46,869
IT Services — 0.6%
DigitalOcean Holdings, Inc. *	940	26,846
Unisys Corp. *	2,097	9,500
		36,346
Life Sciences Tools & Services — 0.4%
Azenta, Inc. *	393	12,096
CryoPort, Inc. *	713	5,319
Maravai LifeSciences Holdings, Inc., Class A *	3,170	7,640
		25,055
Machinery — 4.2%
Atmus Filtration Technologies, Inc.	1,401	51,024
Blue Bird Corp. *	270	11,653
Douglas Dynamics, Inc.	963	28,380
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Hillman Solutions Corp. *	4,163	29,724
Kadant, Inc.	97	30,793
Mueller Industries, Inc.	416	33,059
SPX Technologies, Inc. *	198	33,201
Watts Water Technologies, Inc., Class A	215	52,866
		270,700
Media — 1.1%
John Wiley & Sons, Inc., Class A	818	36,507
Magnite, Inc. *	1,084	26,146
Thryv Holdings, Inc. *	587	7,138
		69,791
Metals & Mining — 0.3%
Commercial Metals Co.	186	9,097
Warrior Met Coal, Inc.	195	8,937
		18,034
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	1,820	19,565
Multi-Utilities — 0.4%
Unitil Corp.	511	26,649
Office REITs — 0.5%
COPT Defense Properties	1,235	34,061
Oil, Gas & Consumable Fuels — 1.9%
CNX Resources Corp. *	1,337	45,030
Core Natural Resources, Inc.	114	7,950
International Seaways, Inc.	316	11,528
Peabody Energy Corp.	374	5,019
SM Energy Co.	1,721	42,526
Teekay Tankers Ltd., Class A (Canada)	314	13,100
		125,153
Passenger Airlines — 0.4%
SkyWest, Inc. *	267	27,493
Personal Care Products — 0.4%
Edgewell Personal Care Co.	1,113	26,055
Pharmaceuticals — 0.4%
Arvinas, Inc. *	1,277	9,399
Axsome Therapeutics, Inc. *	87	9,082
Evolus, Inc. *	831	7,653
		26,134
Professional Services — 2.2%
Barrett Business Services, Inc.	379	15,800
INVESTMENTS	SHARES	VALUE($)

Professional Services — continued
Conduent, Inc. *	2,896	7,645
ExlService Holdings, Inc. *	901	39,455
First Advantage Corp. *	1,851	30,745
IBEX Holdings Ltd. *	627	18,246
Verra Mobility Corp. *	1,102	27,980
		139,871
Real Estate Management & Development — 0.4%
Cushman & Wakefield plc *	2,540	28,118
Residential REITs — 0.4%
Centerspace	394	23,715
Retail REITs — 0.8%
Kite Realty Group Trust	2,367	53,613
Semiconductors & Semiconductor Equipment — 3.5%
Cohu, Inc. *	51	981
Credo Technology Group Holding Ltd. *	842	77,961
Penguin Solutions, Inc. *	606	12,005
Power Integrations, Inc.	640	35,776
Rambus, Inc. *	973	62,291
Semtech Corp. *	177	7,990
Synaptics, Inc. *	444	28,780
		225,784
Software — 5.2%
AvePoint, Inc. *	1,313	25,354
BlackLine, Inc. *	908	51,411
Braze, Inc., Class A *	314	8,823
Clear Secure, Inc., Class A	920	25,539
Clearwater Analytics Holdings, Inc., Class A *	1,079	23,663
Core Scientific, Inc. *	1,356	23,147
Freshworks, Inc., Class A *	3,646	54,362
LiveRamp Holdings, Inc. *	422	13,943
MARA Holdings, Inc. * (a)	534	8,373
Ooma, Inc. *	807	10,410
Qualys, Inc. *	356	50,862
Vertex, Inc., Class A *	483	17,067
Workiva, Inc. *	183	12,526
Zeta Global Holdings Corp., Class A *	612	9,480
		334,960
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A *	196	16,239
Arhaus, Inc. *	1,815	15,736
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Group 1 Automotive, Inc.	130	56,772
Warby Parker, Inc., Class A *	785	17,215
		105,962
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. * (a)	403	17,317
Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc.	652	43,012
Steven Madden Ltd.	1,249	29,951
		72,963
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	118	27,429
DNOW, Inc. *	1,391	20,628
McGrath RentCorp	356	41,282
Rush Enterprises, Inc., Class A	855	44,041
		133,380
Total Common Stocks (Cost $6,001,647)		6,142,150
Short-Term Investments — 4.5%
Investment Companies — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c) (Cost $270,795)	270,795	270,795
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $19,588)	19,588	19,588
Total Short-Term Investments (Cost $290,383)		290,383
Total Investments — 99.7% (Cost $6,292,030)		6,432,533
Other Assets in Excess of Liabilities — 0.3%		18,406
NET ASSETS — 100.0%		6,450,939

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $19,633.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	26	09/19/2025	USD	284,843	9,062

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	June 30, 2025

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 83.3%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	215,783	21,781,136
Automobiles — 2.2%
Tesla, Inc. *	1,944,881	617,810,898
Beverages — 1.6%
Coca-Cola Co. (The)	1,770,780	125,282,685
Constellation Brands, Inc., Class A	139,265	22,655,630
Monster Beverage Corp. *	2,041,741	127,894,656
PepsiCo, Inc.	1,253,740	165,543,830
		441,376,801
Biotechnology — 2.1%
AbbVie, Inc.	668,495	124,086,042
Amgen, Inc.	369,112	103,059,761
Biogen, Inc. *	339,379	42,622,609
Regeneron Pharmaceuticals, Inc.	233,216	122,438,400
Vertex Pharmaceuticals, Inc. *	467,900	208,309,080
		600,515,892
Broadline Retail — 5.8%
Amazon.com, Inc. *	6,277,332	1,377,183,868
MercadoLibre, Inc. (Brazil) *	81,437	212,846,186
PDD Holdings, Inc., ADR (China) *	290,564	30,410,428
		1,620,440,482
Chemicals — 0.9%
Linde plc	538,241	252,531,912
Commercial Services & Supplies — 0.5%
Copart, Inc. *	2,685,890	131,796,622
Communications Equipment — 1.1%
Cisco Systems, Inc.	4,379,823	303,872,120
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	458,650	454,035,981
Electric Utilities — 1.0%
Constellation Energy Corp.	87,694	28,304,115
NextEra Energy, Inc.	1,143,132	79,356,224
Southern Co. (The)	1,052,313	96,633,903
Xcel Energy, Inc.	1,361,190	92,697,039
		296,991,281
Electrical Equipment — 0.4%
Eaton Corp. plc	310,321	110,781,494
INVESTMENTS	SHARES	VALUE($)

Entertainment — 3.4%
Netflix, Inc. *	657,268	880,167,297
Take-Two Interactive Software, Inc. *	370,075	89,872,714
		970,040,011
Financial Services — 0.7%
Corpay, Inc. *	170,575	56,600,197
Mastercard, Inc., Class A	158,060	88,820,236
PayPal Holdings, Inc. *	771,134	57,310,679
		202,731,112
Food Products — 0.8%
Kraft Heinz Co. (The)	1,489,115	38,448,949
Mondelez International, Inc., Class A	2,790,074	188,162,591
		226,611,540
Ground Transportation — 0.8%
CSX Corp.	4,849,649	158,244,047
Uber Technologies, Inc. *	820,742	76,575,228
		234,819,275
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc. *	824,875	72,003,339
Intuitive Surgical, Inc. *	606,817	329,750,426
		401,753,765
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	143,116	44,647,898
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class A *	228,884	30,290,508
Booking Holdings, Inc.	60,011	347,418,082
Chipotle Mexican Grill, Inc. *	1,677,924	94,215,433
DoorDash, Inc., Class A *	431,271	106,312,614
Marriott International, Inc., Class A	477,778	130,533,727
Starbucks Corp.	1,029,187	94,304,405
		803,074,769
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	1,099,287	256,001,957
Industrial REITs — 0.2%
Prologis, Inc.	454,882	47,817,196
Interactive Media & Services — 7.4%
Alphabet, Inc., Class C	6,038,421	1,071,155,501
Meta Platforms, Inc., Class A	1,363,834	1,006,632,237
		2,077,787,738
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	815,461	63,630,422
Shopify, Inc., Class A (Canada) *	1,154,469	133,167,999
		196,798,421
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	115,176	46,699,261
Machinery — 0.3%
Deere & Co.	166,242	84,532,395
Media — 1.2%
Charter Communications, Inc., Class A *	179,261	73,283,689
Comcast Corp., Class A	6,235,890	222,558,914
Trade Desk, Inc. (The), Class A *	490,546	35,314,407
		331,157,010
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	506,756	69,628,274
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	1,291,813	59,798,024
Professional Services — 0.4%
Verisk Analytics, Inc.	373,925	116,477,637
Semiconductors & Semiconductor Equipment — 20.0%
Advanced Micro Devices, Inc. *	2,505,768	355,568,479
Analog Devices, Inc.	1,081,454	257,407,681
Applied Materials, Inc.	643,687	117,839,779
ASML Holding NV (Registered), NYRS (Netherlands)	190,813	152,915,630
Broadcom, Inc.	4,177,918	1,151,643,097
Intel Corp.	3,495,682	78,303,277
Lam Research Corp.	2,560,708	249,259,317
Marvell Technology, Inc.	1,768,855	136,909,377
Micron Technology, Inc.	1,842,242	227,056,327
NVIDIA Corp.	14,238,468	2,249,535,559
NXP Semiconductors NV (Netherlands)	741,993	162,118,051
QUALCOMM, Inc.	1,252,295	199,440,502
Teradyne, Inc.	410,071	36,873,584
Texas Instruments, Inc.	1,093,754	227,085,205
		5,601,955,865
Software — 15.3%
Adobe, Inc. *	493,433	190,899,359
ANSYS, Inc. *	65,530	23,015,447
AppLovin Corp., Class A *	389,351	136,303,998
Atlassian Corp., Class A *	113,146	22,978,821
Crowdstrike Holdings, Inc., Class A *	372,963	189,953,786
INVESTMENTS	SHARES	VALUE($)

Software — continued
Datadog, Inc., Class A *	193,472	25,989,094
HubSpot, Inc. *	125,283	69,736,276
Intuit, Inc.	510,783	402,308,014
Microsoft Corp.	4,260,798	2,119,363,533
MicroStrategy, Inc., Class A *	133,865	54,112,249
Oracle Corp.	573,906	125,473,069
Palantir Technologies, Inc., Class A *	2,210,392	301,320,637
Palo Alto Networks, Inc. *	1,287,212	263,415,064
ServiceNow, Inc. *	104,082	107,004,623
Synopsys, Inc. *	398,414	204,258,889
Workday, Inc., Class A *	199,500	47,880,000
		4,284,012,859
Specialty Retail — 1.1%
Lowe's Cos., Inc.	401,059	88,982,960
O'Reilly Automotive, Inc. *	1,912,957	172,414,814
Ross Stores, Inc.	383,575	48,936,499
		310,334,273
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	8,437,137	1,731,047,398
Seagate Technology Holdings plc	787,765	113,698,123
		1,844,745,521
Textiles, Apparel & Luxury Goods — 0.0% ^
Lululemon Athletica, Inc. *	46,254	10,989,025
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.	1,256,146	299,289,346
Total Common Stocks (Cost $18,655,131,531)		23,373,637,791
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 15.1%
Barclays Bank plc, ELN, 61.90%, 7/14/2025, (linked to Nasdaq-100 Index) (a)	14,731	304,041,211
Barclays Bank plc, ELN, 64.80%, 7/11/2025, (linked to Nasdaq-100 Index) (a)	14,310	290,068,708
BNP Paribas, ELN, 55.60%, 8/1/2025, (linked to Nasdaq-100 Index) (a)	13,068	282,298,856
BNP Paribas, ELN, 60.52%, 7/31/2025, (linked to Nasdaq-100 Index) (a)	13,268	272,968,402
BNP Paribas, ELN, 61.07%, 7/18/2025, (linked to Nasdaq-100 Index) (a)	13,672	289,054,108
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity-Linked Notes — continued
BNP Paribas, ELN, 63.26%, 8/7/2025, (linked to Nasdaq-100 Index) (a)	13,228	299,997,944
BofA Finance LLC, ELN, 61.49%, 7/21/2025, (linked to Nasdaq-100 Index) (a)	13,723	285,858,598
Citigroup Global Markets Holdings, Inc., ELN, 60.85%, 8/4/2025, (linked to Nasdaq-100 Index) (a)	13,040	283,321,384
Morgan Stanley Finance LLC, ELN, 59.82%, 7/17/2025, (linked to Nasdaq-100 Index) (b)	13,762	283,927,400
Morgan Stanley Finance LLC, ELN, 62.64%, 7/24/2025, (linked to Nasdaq-100 Index) (b)	13,219	277,351,144
Royal Bank of Canada, ELN, 72.71%, 7/25/2025, (linked to Nasdaq-100 Index) (a)	13,352	271,707,058
Societe Generale SA, ELN, 63.08%, 7/8/2025, (linked to Nasdaq-100 Index) (a)	13,603	258,097,337
Societe Generale SA, ELN, 63.69%, 7/10/2025, (linked to Nasdaq-100 Index) (a)	14,424	281,707,788
Societe Generale SA, ELN, 69.73%, 7/7/2025, (linked to Nasdaq-100 Index) (a)	14,510	274,124,661
Toronto-Dominion Bank (The), ELN, 61.94%, 7/28/2025, (linked to Nasdaq-100 Index) (a)	13,351	269,758,157
Total Equity-Linked Notes (Cost $4,479,843,133)		4,224,282,756
	SHARES
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (c) (d) (Cost $321,794,479)	321,794,479	321,794,479
Total Investments — 99.5% (Cost $23,456,769,143)		27,919,715,026
Other Assets in Excess of Liabilities — 0.5%		132,132,131
NET ASSETS — 100.0%		28,051,847,157

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.8%
Aerospace & Defense — 2.1%
AAR Corp. *	14,230	978,882
AeroVironment, Inc. *	10,997	3,133,595
ATI, Inc. *	48,496	4,187,145
BWX Technologies, Inc.	38,476	5,542,852
Curtiss-Wright Corp.	15,563	7,603,304
Hexcel Corp.	39,935	2,255,928
Kratos Defense & Security Solutions, Inc. *	64,018	2,973,636
Moog, Inc., Class A	11,794	2,134,360
Woodward, Inc.	40,233	9,860,706
		38,670,408
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	44,890	2,186,143
Hub Group, Inc., Class A	29,936	1,000,760
		3,186,903
Automobile Components — 0.9%
Adient plc *	37,978	739,052
Autoliv, Inc. (Sweden)	25,558	2,859,940
BorgWarner, Inc.	133,951	4,484,680
Dana, Inc.	59,834	1,026,153
Gentex Corp.	65,526	1,440,917
Goodyear Tire & Rubber Co. (The) *	161,090	1,670,503
Lear Corp.	15,802	1,500,874
Phinia, Inc.	55,821	2,483,476
Visteon Corp. *	11,908	1,111,016
		17,316,611
Automobiles — 0.1%
Harley-Davidson, Inc.	50,472	1,191,139
Thor Industries, Inc. (a)	16,147	1,434,015
		2,625,154
Banks — 7.2%
Ameris Bancorp	56,353	3,646,039
Atlantic Union Bankshares Corp.	57,721	1,805,513
Axos Financial, Inc. *	24,921	1,894,993
Banc of California, Inc.	176,380	2,478,139
Bancorp, Inc. (The) *	19,552	1,113,877
BankUnited, Inc.	110,193	3,921,769
Berkshire Hills Bancorp, Inc.	19,218	481,219
Brookline Bancorp, Inc.	195,634	2,063,939
Cadence Bank	80,704	2,580,914
Capitol Federal Financial, Inc.	54,379	331,712
Central Pacific Financial Corp.	109,873	3,079,740
City Holding Co.	21,284	2,605,587
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Comerica, Inc.	43,749	2,609,628
Commerce Bancshares, Inc.	36,394	2,262,615
Cullen/Frost Bankers, Inc.	32,897	4,228,580
Customers Bancorp, Inc. *	43,999	2,584,501
CVB Financial Corp.	60,061	1,188,607
Dime Community Bancshares, Inc.	23,768	640,310
East West Bancorp, Inc.	65,842	6,648,725
FB Financial Corp.	14,814	671,074
First BanCorp (Puerto Rico)	168,397	3,507,710
First Horizon Corp.	309,525	6,561,930
FNB Corp.	277,760	4,049,741
Hancock Whitney Corp.	59,963	3,441,876
Hanmi Financial Corp.	114,413	2,823,713
Heritage Financial Corp.	16,633	396,531
Hilltop Holdings, Inc.	129,009	3,915,423
Hope Bancorp, Inc.	126,761	1,360,146
National Bank Holdings Corp., Class A	37,362	1,405,185
Northwest Bancshares, Inc.	126,876	1,621,475
OFG Bancorp (Puerto Rico)	80,633	3,451,092
Old National Bancorp	236,399	5,044,755
Pathward Financial, Inc.	42,524	3,364,499
Pinnacle Financial Partners, Inc.	23,954	2,644,761
Prosperity Bancshares, Inc.	51,629	3,626,421
Renasant Corp.	27,142	975,212
Seacoast Banking Corp. of Florida	70,781	1,954,971
Southside Bancshares, Inc.	42,374	1,247,067
Synovus Financial Corp.	95,661	4,950,457
Texas Capital Bancshares, Inc. *	18,844	1,496,214
Trustmark Corp.	25,303	922,547
UMB Financial Corp.	35,962	3,781,764
United Community Banks, Inc.	47,808	1,424,200
Veritex Holdings, Inc.	93,439	2,438,758
WaFd, Inc.	34,911	1,022,194
Webster Financial Corp.	137,820	7,524,972
Westamerica BanCorp	11,012	533,421
Western Alliance Bancorp	47,024	3,666,932
Wintrust Financial Corp.	28,181	3,493,880
WSFS Financial Corp.	29,340	1,613,700
Zions Bancorp NA	28,893	1,500,702
		132,599,730
Beverages — 0.3%
Celsius Holdings, Inc. *	81,228	3,768,167
Coca-Cola Consolidated, Inc.	20,424	2,280,340
		6,048,507
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — 2.5%
Arrowhead Pharmaceuticals, Inc. *	78,749	1,244,234
Exelixis, Inc. *	281,074	12,388,336
Halozyme Therapeutics, Inc. *	132,354	6,885,055
Myriad Genetics, Inc. *	119,299	633,478
Neurocrine Biosciences, Inc. *	42,223	5,307,009
Protagonist Therapeutics, Inc. *	119,763	6,619,301
Sarepta Therapeutics, Inc. *	41,460	708,966
United Therapeutics Corp. *	35,096	10,084,836
Vir Biotechnology, Inc. *	358,530	1,806,991
		45,678,206
Broadline Retail — 0.2%
Macy's, Inc.	85,488	996,790
Ollie's Bargain Outlet Holdings, Inc. *	22,760	2,999,313
		3,996,103
Building Products — 2.0%
AAON, Inc.	27,488	2,027,240
Advanced Drainage Systems, Inc.	20,916	2,402,412
Apogee Enterprises, Inc.	56,369	2,288,581
AZZ, Inc.	12,258	1,158,136
Carlisle Cos., Inc.	15,455	5,770,897
Fortune Brands Innovations, Inc.	10,985	565,508
Gibraltar Industries, Inc. *	15,197	896,623
Griffon Corp.	25,186	1,822,711
Owens Corning	59,274	8,151,360
Quanex Building Products Corp.	14,619	276,299
Resideo Technologies, Inc. *	173,113	3,818,873
Simpson Manufacturing Co., Inc.	17,664	2,743,396
Trex Co., Inc. *	8,196	445,698
UFP Industries, Inc.	50,042	4,972,173
		37,339,907
Capital Markets — 3.0%
Acadian Asset Management, Inc.	10,795	380,416
Affiliated Managers Group, Inc.	26,517	5,217,750
BGC Group, Inc., Class A	161,086	1,647,910
Carlyle Group, Inc. (The)	47,526	2,442,836
Donnelley Financial Solutions, Inc. *	24,216	1,492,916
Evercore, Inc., Class A	10,773	2,908,925
Federated Hermes, Inc.	72,956	3,233,410
Hamilton Lane, Inc., Class A	7,480	1,063,058
Houlihan Lokey, Inc.	17,584	3,164,241
Interactive Brokers Group, Inc., Class A	180,812	10,018,793
Janus Henderson Group plc	93,608	3,635,735
Jefferies Financial Group, Inc.	122,651	6,707,783
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Morningstar, Inc.	5,684	1,784,378
Piper Sandler Cos.	6,697	1,861,364
StepStone Group, Inc., Class A	9,689	537,740
Stifel Financial Corp.	43,807	4,546,290
StoneX Group, Inc. *	28,887	2,632,761
Virtu Financial, Inc., Class A	33,026	1,479,235
Virtus Investment Partners, Inc.	2,593	470,370
WisdomTree, Inc.	49,563	570,470
		55,796,381
Chemicals — 1.9%
AdvanSix, Inc.	12,317	292,529
Ashland, Inc.	24,831	1,248,503
Avient Corp.	78,554	2,538,080
Axalta Coating Systems Ltd. *	91,863	2,727,412
Balchem Corp.	15,425	2,455,660
Cabot Corp.	34,039	2,552,925
Chemours Co. (The)	106,629	1,220,902
Element Solutions, Inc.	55,902	1,266,180
FMC Corp.	87,352	3,646,946
Hawkins, Inc.	9,599	1,364,018
HB Fuller Co.	81,817	4,921,292
Ingevity Corp. *	16,008	689,785
Innospec, Inc.	46,460	3,906,821
Minerals Technologies, Inc.	31,143	1,715,045
RPM International, Inc.	47,157	5,179,725
		35,725,823
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	45,836	2,163,917
Brady Corp., Class A	80,787	5,491,092
Brink's Co. (The)	26,180	2,337,612
Clean Harbors, Inc. *	32,588	7,533,694
Enviri Corp. *	33,001	286,449
MillerKnoll, Inc.	42,104	817,660
MSA Safety, Inc.	28,845	4,832,403
OPENLANE, Inc. *	116,471	2,847,716
Pitney Bowes, Inc.	53,746	586,369
RB Global, Inc. (Canada)	52,817	5,608,637
Tetra Tech, Inc.	115,659	4,159,098
UniFirst Corp.	6,377	1,200,279
		37,864,926
Communications Equipment — 0.4%
Ciena Corp. *	27,148	2,207,947
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — continued
Digi International, Inc. *	16,934	590,319
Lumentum Holdings, Inc. *	52,037	4,946,637
		7,744,903
Construction & Engineering — 3.5%
AECOM	100,383	11,329,225
Arcosa, Inc.	26,873	2,330,158
Comfort Systems USA, Inc.	18,036	9,671,084
Dycom Industries, Inc. *	27,157	6,636,899
EMCOR Group, Inc.	12,700	6,793,103
Everus Construction Group, Inc. *	14,156	899,331
Fluor Corp. *	73,705	3,778,855
Granite Construction, Inc.	57,332	5,361,115
MasTec, Inc. *	46,358	7,900,794
MYR Group, Inc. *	19,164	3,477,308
Sterling Infrastructure, Inc. *	12,343	2,847,900
Valmont Industries, Inc.	8,464	2,764,089
		63,789,861
Construction Materials — 0.1%
Eagle Materials, Inc.	13,557	2,740,005
Consumer Finance — 1.2%
Ally Financial, Inc.	160,494	6,251,241
Bread Financial Holdings, Inc.	20,951	1,196,721
Enova International, Inc. *	36,456	4,065,573
FirstCash Holdings, Inc.	22,453	3,034,298
Navient Corp.	156,759	2,210,302
SLM Corp.	172,245	5,647,914
		22,406,049
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	167,565	3,604,323
Andersons, Inc. (The)	12,335	453,311
BJ's Wholesale Club Holdings, Inc. *	58,269	6,283,146
Casey's General Stores, Inc.	17,331	8,843,489
Chefs' Warehouse, Inc. (The) *	40,913	2,610,659
Grocery Outlet Holding Corp. *	40,153	498,700
Maplebear, Inc. *	98,640	4,462,474
Performance Food Group Co. *	87,181	7,625,722
PriceSmart, Inc.	10,787	1,133,067
SpartanNash Co.	18,092	479,257
Sprouts Farmers Market, Inc. *	41,259	6,792,882
US Foods Holding Corp. *	112,193	8,639,983
		51,427,013
INVESTMENTS	SHARES	VALUE($)

Containers & Packaging — 1.2%
AptarGroup, Inc.	26,346	4,121,305
Crown Holdings, Inc.	48,797	5,025,115
Greif, Inc., Class A	51,467	3,344,840
O-I Glass, Inc. *	192,870	2,842,904
Silgan Holdings, Inc.	39,208	2,124,289
Sonoco Products Co.	100,496	4,377,606
		21,836,059
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc. *	22,353	2,843,972
Duolingo, Inc. *	7,367	3,020,617
Frontdoor, Inc. *	27,490	1,620,261
Graham Holdings Co., Class B	754	713,412
Grand Canyon Education, Inc. *	28,125	5,315,625
H&R Block, Inc.	63,901	3,507,526
Mister Car Wash, Inc. *	141,419	849,928
Perdoceo Education Corp.	54,621	1,785,561
Service Corp. International	59,289	4,826,125
Strategic Education, Inc.	28,633	2,437,527
Stride, Inc. *	33,568	4,873,738
		31,794,292
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	185,330	3,304,434
American Assets Trust, Inc.	65,488	1,293,388
Armada Hoffler Properties, Inc.	221,631	1,522,605
Essential Properties Realty Trust, Inc.	175,369	5,596,025
WP Carey, Inc.	37,279	2,325,464
		14,041,916
Diversified Telecommunication Services — 0.7%
Frontier Communications Parent, Inc. *	102,323	3,724,557
Iridium Communications, Inc.	169,865	5,124,827
Lumen Technologies, Inc. *	954,893	4,182,432
		13,031,816
Electric Utilities — 0.7%
IDACORP, Inc.	22,424	2,588,851
OGE Energy Corp.	184,562	8,190,861
Otter Tail Corp.	17,942	1,383,149
		12,162,861
Electrical Equipment — 1.2%
Acuity, Inc.	12,754	3,805,028
EnerSys	41,558	3,564,430
NEXTracker, Inc., Class A *	22,539	1,225,445
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
nVent Electric plc	113,743	8,331,675
Regal Rexnord Corp.	29,039	4,209,494
		21,136,072
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.	41,570	5,508,025
Arrow Electronics, Inc. *	47,828	6,094,722
Badger Meter, Inc.	12,396	3,036,400
Belden, Inc.	22,005	2,548,179
Benchmark Electronics, Inc.	55,728	2,163,918
Coherent Corp. *	134,677	12,014,535
Fabrinet (Thailand) *	31,914	9,404,418
Flex Ltd. *	43,847	2,188,842
Insight Enterprises, Inc. *	11,077	1,529,568
Plexus Corp. *	23,440	3,171,666
TD SYNNEX Corp.	44,083	5,982,063
TTM Technologies, Inc. *	155,164	6,333,794
Vontier Corp.	65,075	2,401,268
		62,377,398
Energy Equipment & Services — 0.8%
Archrock, Inc.	24,269	602,599
Bristow Group, Inc. *	14,546	479,582
ChampionX Corp.	121,523	3,018,631
Helmerich & Payne, Inc.	34,625	524,915
Liberty Energy, Inc.	160,474	1,842,242
NOV, Inc.	199,658	2,481,749
Oceaneering International, Inc. *	110,538	2,290,347
Patterson-UTI Energy, Inc.	203,999	1,209,714
ProPetro Holding Corp. *	37,782	225,559
Valaris Ltd. *	31,783	1,338,382
Weatherford International plc	27,494	1,383,223
		15,396,943
Entertainment — 0.1%
Cinemark Holdings, Inc.	51,173	1,544,401
Financial Services — 3.3%
Equitable Holdings, Inc.	128,792	7,225,231
Essent Group Ltd.	60,082	3,648,780
Euronet Worldwide, Inc. *	9,867	1,000,316
EVERTEC, Inc. (Puerto Rico)	75,624	2,726,245
HA Sustainable Infrastructure Capital, Inc.	102,804	2,761,315
Jackson Financial, Inc., Class A	40,196	3,569,003
MGIC Investment Corp.	74,276	2,067,844
Mr. Cooper Group, Inc. *	25,814	3,851,707
NCR Atleos Corp. *	51,942	1,481,905
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
NMI Holdings, Inc., Class A *	106,277	4,483,827
Radian Group, Inc.	58,696	2,114,230
Shift4 Payments, Inc., Class A * (a)	98,396	9,752,028
Voya Financial, Inc.	64,363	4,569,773
Walker & Dunlop, Inc.	62,956	4,437,139
WEX, Inc. *	48,065	7,060,268
		60,749,611
Food Products — 1.2%
Cal-Maine Foods, Inc.	17,189	1,712,540
Darling Ingredients, Inc. *	67,144	2,547,443
Fresh Del Monte Produce, Inc.	43,426	1,407,871
Freshpet, Inc. *	37,308	2,535,452
Ingredion, Inc.	37,990	5,152,204
Marzetti Co. (The)	7,893	1,363,673
Post Holdings, Inc. *	42,271	4,608,807
Simply Good Foods Co. (The) *	64,771	2,046,116
		21,374,106
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	9,635	1,158,320
MDU Resources Group, Inc.	105,779	1,763,336
Southwest Gas Holdings, Inc.	73,235	5,447,952
Spire, Inc.	13,492	984,781
UGI Corp.	171,220	6,235,832
		15,590,221
Ground Transportation — 0.8%
ArcBest Corp.	26,087	2,008,960
Avis Budget Group, Inc. * (a)	9,870	1,668,523
Hertz Global Holdings, Inc. *	53,607	366,136
Knight-Swift Transportation Holdings, Inc.	57,431	2,540,173
Ryder System, Inc.	19,251	3,060,909
Saia, Inc. *	4,759	1,303,918
XPO, Inc. *	35,819	4,523,582
		15,472,201
Health Care Equipment & Supplies — 2.6%
Embecta Corp.	176,111	1,706,515
Glaukos Corp. *	39,509	4,080,885
Globus Medical, Inc., Class A *	104,286	6,154,960
Haemonetics Corp. *	57,165	4,265,081
Integer Holdings Corp. *	16,122	1,982,522
Integra LifeSciences Holdings Corp. *	35,704	438,088
Lantheus Holdings, Inc. *	44,487	3,641,706
Masimo Corp. *	47,916	8,060,429
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Merit Medical Systems, Inc. *	25,260	2,361,305
Omnicell, Inc. *	20,919	615,019
Penumbra, Inc. *	18,388	4,718,912
Tandem Diabetes Care, Inc. *	169,698	3,163,171
TransMedics Group, Inc. *	53,005	7,103,200
		48,291,793
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. *	44,314	1,005,485
Addus HomeCare Corp. *	7,472	860,700
Amedisys, Inc. *	41,774	4,110,144
Chemed Corp.	8,374	4,077,552
CorVel Corp. *	12,104	1,244,049
Encompass Health Corp.	72,476	8,887,732
HealthEquity, Inc. *	18,152	1,901,603
Hims & Hers Health, Inc. * (a)	81,750	4,075,237
Option Care Health, Inc. *	130,391	4,235,100
Progyny, Inc. *	207,251	4,559,522
Tenet Healthcare Corp. *	35,835	6,306,960
		41,264,084
Health Care REITs — 0.6%
CareTrust REIT, Inc.	104,424	3,195,375
Healthcare Realty Trust, Inc.	173,821	2,756,801
Omega Healthcare Investors, Inc.	89,045	3,263,499
Sabra Health Care REIT, Inc.	96,439	1,778,335
		10,994,010
Health Care Technology — 0.2%
Doximity, Inc., Class A *	65,809	4,036,724
Hotel & Resort REITs — 0.3%
DiamondRock Hospitality Co.	306,009	2,344,029
Sunstone Hotel Investors, Inc.	78,305	679,687
Xenia Hotels & Resorts, Inc.	261,438	3,286,276
		6,309,992
Hotels, Restaurants & Leisure — 3.2%
Aramark	111,617	4,673,404
BJ's Restaurants, Inc. *	52,024	2,320,270
Boyd Gaming Corp.	30,996	2,424,817
Brinker International, Inc. *	18,761	3,383,171
Cava Group, Inc. *	48,387	4,075,637
Churchill Downs, Inc.	44,891	4,533,991
Hilton Grand Vacations, Inc. *	34,810	1,445,659
Hyatt Hotels Corp., Class A	14,590	2,037,493
Jack in the Box, Inc. (a)	78,855	1,376,808
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Light & Wonder, Inc. *	46,061	4,433,832
Marriott Vacations Worldwide Corp.	20,525	1,484,163
Monarch Casino & Resort, Inc.	41,063	3,549,486
Papa John's International, Inc.	9,985	488,666
Penn Entertainment, Inc. *	57,554	1,028,490
Planet Fitness, Inc., Class A *	34,956	3,811,952
Shake Shack, Inc., Class A *	25,696	3,612,858
Six Flags Entertainment Corp. *	37,631	1,145,111
Texas Roadhouse, Inc.	10,003	1,874,662
Travel + Leisure Co.	58,844	3,036,939
Vail Resorts, Inc.	5,190	815,505
Wendy's Co. (The)	78,556	897,110
Wingstop, Inc.	12,020	4,047,615
Wyndham Hotels & Resorts, Inc.	17,702	1,437,579
		57,935,218
Household Durables — 1.6%
Cavco Industries, Inc. *	2,341	1,017,001
Century Communities, Inc.	13,365	752,717
Champion Homes, Inc. *	21,004	1,315,061
Green Brick Partners, Inc. *	26,484	1,665,314
KB Home	29,964	1,587,193
Leggett & Platt, Inc.	59,248	528,492
M/I Homes, Inc. *	13,459	1,509,023
Meritage Homes Corp.	14,862	995,308
Somnigroup International, Inc.	42,578	2,897,433
Taylor Morrison Home Corp. *	42,736	2,624,845
Toll Brothers, Inc.	49,334	5,630,489
TopBuild Corp. *	13,546	4,385,382
Tri Pointe Homes, Inc. *	138,263	4,417,503
		29,325,761
Household Products — 0.1%
Central Garden & Pet Co., Class A *	29,398	919,863
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class C	97,754	3,128,128
Industrial REITs — 0.8%
EastGroup Properties, Inc.	41,153	6,877,490
First Industrial Realty Trust, Inc.	89,299	4,297,961
LXP Industrial Trust	395,878	3,269,952
STAG Industrial, Inc.	13,361	484,737
		14,930,140
Insurance — 3.4%
American Financial Group, Inc.	30,684	3,872,628
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
AMERISAFE, Inc.	26,108	1,141,703
Assured Guaranty Ltd.	23,764	2,069,844
Brighthouse Financial, Inc. *	52,096	2,801,202
CNO Financial Group, Inc.	40,203	1,551,032
Employers Holdings, Inc.	42,963	2,026,994
Fidelity National Financial, Inc.	108,500	6,082,510
First American Financial Corp.	26,194	1,608,050
Genworth Financial, Inc., Class A *	195,575	1,521,574
Horace Mann Educators Corp.	20,121	864,599
Kemper Corp.	66,703	4,305,012
Kinsale Capital Group, Inc.	5,575	2,697,742
Mercury General Corp.	10,671	718,585
Old Republic International Corp.	49,046	1,885,328
Palomar Holdings, Inc. *	5,156	795,313
Reinsurance Group of America, Inc.	35,740	7,089,386
RenaissanceRe Holdings Ltd. (Bermuda)	16,833	4,088,736
RLI Corp.	53,895	3,892,297
Safety Insurance Group, Inc.	47,846	3,798,494
Selective Insurance Group, Inc.	25,916	2,245,621
SiriusPoint Ltd. (Sweden) *	34,510	703,659
Unum Group	88,951	7,183,683
		62,943,992
Interactive Media & Services — 0.4%
Cargurus, Inc. *	123,662	4,138,967
QuinStreet, Inc. *	67,431	1,085,639
Yelp, Inc. *	53,184	1,822,616
		7,047,222
IT Services — 0.3%
ASGN, Inc. *	34,416	1,718,391
Kyndryl Holdings, Inc. *	96,505	4,049,350
		5,767,741
Leisure Products — 0.3%
Acushnet Holdings Corp. (a)	12,171	886,292
Brunswick Corp.	14,576	805,178
Mattel, Inc. *	149,189	2,942,007
YETI Holdings, Inc. *	41,591	1,310,949
		5,944,426
Life Sciences Tools & Services — 0.7%
Azenta, Inc. *	39,412	1,213,101
Bruker Corp.	50,275	2,071,330
Illumina, Inc. *	44,968	4,290,397
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Medpace Holdings, Inc. *	13,395	4,204,155
Repligen Corp. *	9,415	1,171,038
		12,950,021
Machinery — 4.8%
AGCO Corp.	26,149	2,697,531
Alamo Group, Inc.	12,511	2,732,152
Albany International Corp., Class A	12,676	888,968
Chart Industries, Inc. *	17,486	2,879,070
Crane Co.	22,747	4,319,428
Donaldson Co., Inc.	106,334	7,374,263
Esab Corp.	21,734	2,620,034
ESCO Technologies, Inc.	7,296	1,399,883
Flowserve Corp.	66,459	3,479,129
Graco, Inc.	112,607	9,680,824
Greenbrier Cos., Inc. (The)	11,336	522,023
ITT, Inc.	38,742	6,075,908
Kennametal, Inc.	33,234	763,053
Lincoln Electric Holdings, Inc.	21,407	4,438,099
Lindsay Corp.	8,096	1,167,848
Mueller Industries, Inc.	102,243	8,125,251
Oshkosh Corp.	30,693	3,484,883
RBC Bearings, Inc. *	13,699	5,271,375
SPX Technologies, Inc. *	21,101	3,538,216
Standex International Corp.	3,646	570,526
Tennant Co.	8,460	655,481
Terex Corp.	36,002	1,680,933
Timken Co. (The)	48,479	3,517,151
Toro Co. (The)	25,295	1,787,850
Trinity Industries, Inc.	32,473	877,096
Watts Water Technologies, Inc., Class A	29,549	7,265,804
		87,812,779
Marine Transportation — 0.4%
Kirby Corp. *	30,649	3,475,903
Matson, Inc.	26,958	3,001,773
		6,477,676
Media — 0.7%
DoubleVerify Holdings, Inc. *	55,278	827,512
John Wiley & Sons, Inc., Class A	36,585	1,632,789
New York Times Co. (The), Class A	83,557	4,677,521
Nexstar Media Group, Inc.	7,751	1,340,535
Scholastic Corp.	35,923	753,665
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
TechTarget, Inc. *	223,803	1,738,949
TEGNA, Inc.	64,499	1,081,003
		12,051,974
Metals & Mining — 1.5%
Alcoa Corp.	81,944	2,418,167
Alpha Metallurgical Resources, Inc. *	5,056	568,699
Carpenter Technology Corp.	10,566	2,920,231
Cleveland-Cliffs, Inc. *	94,222	716,087
Commercial Metals Co.	82,108	4,015,902
Kaiser Aluminum Corp.	6,890	550,511
Materion Corp.	19,403	1,540,016
Reliance, Inc.	33,255	10,438,745
Royal Gold, Inc.	8,549	1,520,354
SunCoke Energy, Inc.	38,949	334,572
Warrior Met Coal, Inc.	42,878	1,965,099
		26,988,383
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	191,367	3,601,527
Apollo Commercial Real Estate Finance, Inc.	55,064	533,019
Ellington Financial, Inc. (a)	38,923	505,610
KKR Real Estate Finance Trust, Inc.	32,294	283,218
New York Mortgage Trust, Inc.	25,044	167,795
PennyMac Mortgage Investment Trust	41,527	534,037
Redwood Trust, Inc.	58,666	346,716
Starwood Property Trust, Inc.	139,465	2,799,063
		8,770,985
Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	23,827	1,222,325
Unitil Corp.	57,627	3,005,248
		4,227,573
Office REITs — 0.9%
Brandywine Realty Trust	72,492	310,991
COPT Defense Properties	107,608	2,967,829
Cousins Properties, Inc.	109,234	3,280,297
Highwoods Properties, Inc.	48,352	1,503,264
Kilroy Realty Corp.	74,082	2,541,753
SL Green Realty Corp.	54,766	3,390,015
Vornado Realty Trust	66,897	2,558,141
		16,552,290
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	141,943	2,689,820
Antero Resources Corp. *	58,317	2,349,009
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
California Resources Corp.	35,695	1,630,191
Chord Energy Corp.	43,830	4,244,935
Civitas Resources, Inc.	62,293	1,714,303
CNX Resources Corp. *	45,288	1,525,300
Core Natural Resources, Inc.	19,140	1,334,824
Dorian LPG Ltd.	14,287	348,317
DT Midstream, Inc.	27,649	3,038,902
HF Sinclair Corp.	83,035	3,411,078
Magnolia Oil & Gas Corp., Class A	21,386	480,757
Matador Resources Co.	113,231	5,403,383
Murphy Oil Corp.	72,410	1,629,225
Ovintiv, Inc.	135,644	5,161,254
Par Pacific Holdings, Inc. *	24,221	642,583
PBF Energy, Inc., Class A	42,193	914,322
Peabody Energy Corp.	57,482	771,408
Permian Resources Corp.	267,490	3,643,214
Range Resources Corp.	165,278	6,721,856
REX American Resources Corp. *	16,799	818,279
SM Energy Co.	70,904	1,752,038
Talos Energy, Inc. *	17,672	149,859
World Kinect Corp.	31,216	884,974
		51,259,831
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	26,196	2,252,594
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	27,473	1,359,364
Allegiant Travel Co. *	5,897	324,040
American Airlines Group, Inc. *	217,756	2,443,222
SkyWest, Inc. *	37,304	3,841,193
		7,967,819
Personal Care Products — 0.4%
BellRing Brands, Inc. *	66,992	3,880,847
Coty, Inc., Class A *	303,879	1,413,037
elf Beauty, Inc. *	23,791	2,960,552
		8,254,436
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc. *	40,051	2,939,744
Jazz Pharmaceuticals plc *	42,400	4,499,488
Prestige Consumer Healthcare, Inc. *	7,184	573,642
Supernus Pharmaceuticals, Inc. *	24,362	767,890
		8,780,764
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 1.9%
CACI International, Inc., Class A *	18,890	9,004,863
Concentrix Corp.	43,156	2,281,010
ExlService Holdings, Inc. *	88,465	3,873,882
FTI Consulting, Inc. *	14,781	2,387,131
Heidrick & Struggles International, Inc.	15,667	716,922
Insperity, Inc.	13,438	807,893
KBR, Inc.	117,688	5,641,963
Korn Ferry	21,908	1,606,514
Paylocity Holding Corp. *	36,584	6,628,655
Science Applications International Corp.	19,865	2,236,998
		35,185,831
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	91,230	1,009,916
Jones Lang LaSalle, Inc. *	34,894	8,925,187
St. Joe Co. (The)	14,695	700,952
		10,636,055
Residential REITs — 0.7%
American Homes 4 Rent, Class A	152,016	5,483,217
Centerspace	18,761	1,129,225
Equity LifeStyle Properties, Inc.	61,823	3,812,625
Independence Realty Trust, Inc.	109,644	1,939,602
Veris Residential, Inc.	36,227	539,420
		12,904,089
Retail REITs — 1.4%
Acadia Realty Trust	52,553	975,909
Agree Realty Corp.	28,264	2,064,968
Brixmor Property Group, Inc.	257,419	6,703,191
Curbline Properties Corp.	148,129	3,381,785
Getty Realty Corp.	81,312	2,247,464
Kite Realty Group Trust	112,639	2,551,273
Macerich Co. (The)	43,038	696,355
NNN REIT, Inc.	79,504	3,432,983
Phillips Edison & Co., Inc.	52,774	1,848,673
Saul Centers, Inc.	5,501	187,804
Urban Edge Properties	49,821	929,660
		25,020,065
Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd. *	32,768	840,827
Axcelis Technologies, Inc. *	18,164	1,265,849
Cohu, Inc. *	20,919	402,482
Diodes, Inc. *	20,358	1,076,735
FormFactor, Inc. *	43,981	1,513,386
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Impinj, Inc. *	43,385	4,818,772
Kulicke & Soffa Industries, Inc. (Singapore)	117,261	4,057,231
Lattice Semiconductor Corp. *	71,931	3,523,900
MACOM Technology Solutions Holdings, Inc. *	25,993	3,724,537
MaxLinear, Inc. *	150,436	2,137,695
MKS, Inc.	47,683	4,737,783
Onto Innovation, Inc. *	38,519	3,887,723
Penguin Solutions, Inc. *	109,545	2,170,086
Power Integrations, Inc.	15,448	863,543
Qorvo, Inc. *	23,769	2,018,226
Rambus, Inc. *	85,889	5,498,614
Semtech Corp. *	81,082	3,660,041
SiTime Corp. *	23,014	4,903,823
Veeco Instruments, Inc. *	3,573	72,603
		51,173,856
Software — 3.5%
ACI Worldwide, Inc. *	27,939	1,282,679
Appfolio, Inc., Class A *	10,459	2,408,498
Bill Holdings, Inc. *	18,700	865,062
BlackLine, Inc. *	80,116	4,536,168
Cleanspark, Inc. *	65,270	719,928
Clear Secure, Inc., Class A	101,067	2,805,620
Docusign, Inc. *	83,492	6,503,192
Dropbox, Inc., Class A *	240,330	6,873,438
Dynatrace, Inc. *	105,320	5,814,717
Guidewire Software, Inc. *	41,064	9,668,519
InterDigital, Inc. (a)	16,233	3,639,926
LiveRamp Holdings, Inc. *	110,742	3,658,916
Manhattan Associates, Inc. *	33,262	6,568,247
MARA Holdings, Inc. * (a)	367,291	5,759,123
Qualys, Inc. *	16,429	2,347,211
		63,451,244
Specialized REITs — 1.3%
CubeSmart	186,720	7,935,600
Four Corners Property Trust, Inc.	98,275	2,644,580
Gaming and Leisure Properties, Inc.	62,100	2,898,828
Lamar Advertising Co., Class A	35,391	4,295,052
Millrose Properties, Inc., Class A	48,844	1,392,542
PotlatchDeltic Corp.	74,635	2,863,745
Rayonier, Inc.	57,204	1,268,785
		23,299,132
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A *	39,020	3,232,807
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Advance Auto Parts, Inc.	16,442	764,389
American Eagle Outfitters, Inc.	91,043	875,834
Asbury Automotive Group, Inc. *	11,412	2,722,219
AutoNation, Inc. *	17,463	3,469,025
Bath & Body Works, Inc.	89,226	2,673,211
Boot Barn Holdings, Inc. *	13,178	2,003,056
Burlington Stores, Inc. *	32,121	7,472,629
Chewy, Inc., Class A *	97,881	4,171,688
Dick's Sporting Goods, Inc.	20,837	4,121,767
Five Below, Inc. *	18,552	2,433,651
Floor & Decor Holdings, Inc., Class A *	68,997	5,241,012
GameStop Corp., Class A * (a)	165,455	4,035,448
Gap, Inc. (The)	92,548	2,018,472
Group 1 Automotive, Inc.	3,484	1,521,498
Lithia Motors, Inc., Class A	12,438	4,201,805
Murphy USA, Inc.	7,408	3,013,574
Penske Automotive Group, Inc.	17,006	2,921,801
Signet Jewelers Ltd.	11,421	908,541
Sonic Automotive, Inc., Class A	14,151	1,131,089
Urban Outfitters, Inc. *	42,224	3,062,929
Valvoline, Inc. *	54,412	2,060,582
Victoria's Secret & Co. *	82,479	1,527,511
		65,584,538
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A *	133,790	7,703,628
Sandisk Corp. *	111,745	5,067,636
		12,771,264
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	98,886	1,750,282
Crocs, Inc. *	23,206	2,350,304
G-III Apparel Group Ltd. *	62,573	1,401,635
Hanesbrands, Inc. *	53,247	243,871
Kontoor Brands, Inc.	21,111	1,392,693
PVH Corp.	38,420	2,635,612
Skechers U.S.A., Inc., Class A *	60,924	3,844,304
Under Armour, Inc., Class A *	111,395	760,828
VF Corp.	138,498	1,627,352
Wolverine World Wide, Inc.	123,277	2,228,848
		18,235,729
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	13,272	3,085,077
Boise Cascade Co.	50,328	4,369,477
Core & Main, Inc., Class A *	8,924	538,563
INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — continued
DNOW, Inc. *	182,105	2,700,617
DXP Enterprises, Inc. *	39,262	3,441,314
GATX Corp.	20,250	3,109,590
GMS, Inc. *	12,772	1,388,955
MSC Industrial Direct Co., Inc., Class A	23,610	2,007,322
Rush Enterprises, Inc., Class A	20,195	1,040,245
Watsco, Inc.	6,305	2,784,414
WESCO International, Inc.	20,888	3,868,458
		28,334,032
Water Utilities — 0.3%
American States Water Co.	18,208	1,395,825
California Water Service Group	24,030	1,092,885
Essential Utilities, Inc.	105,459	3,916,747
		6,405,457
Wireless Telecommunication Services — 0.2%
Gogo, Inc. * (a)	115,047	1,688,890
Telephone and Data Systems, Inc.	42,418	1,509,232
		3,198,122
Total Common Stocks (Cost $1,578,887,828)		1,780,850,020
Short-Term Investments — 4.5%
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c) (Cost $53,186,146)	53,186,146	53,186,146
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $29,423,749)	29,423,749	29,423,749
Total Short-Term Investments (Cost $82,609,895)		82,609,895
Total Investments — 101.3% (Cost $1,661,497,723)		1,863,459,915
Liabilities in Excess of Other Assets — (1.3)%		(23,959,485)
NET ASSETS — 100.0%		1,839,500,430

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	June 30, 2025

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $29,056,377.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	124	09/19/2025	USD	13,583,580	448,923
S&P MidCap 400 E-Mini Index	134	09/19/2025	USD	41,872,320	1,255,370
					1,704,293

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Aerospace & Defense — 2.1%
Boeing Co. (The) *	53	11,105
GE Aerospace	223	57,398
Howmet Aerospace, Inc.	802	149,276
RTX Corp.	949	138,573
Textron, Inc.	283	22,722
TransDigm Group, Inc.	61	92,759
		471,833
Air Freight & Logistics — 0.4%
FedEx Corp.	232	52,736
United Parcel Service, Inc., Class B	432	43,606
		96,342
Automobile Components — 0.1%
Aptiv plc (Jersey) *	159	10,847
Automobiles — 1.6%
Tesla, Inc. *	1,120	355,779
Banks — 3.5%
Bank of America Corp.	5,230	247,484
Citigroup, Inc.	1,278	108,784
Fifth Third Bancorp	1,814	74,610
Truist Financial Corp.	1,667	71,664
US Bancorp	1,765	79,866
Wells Fargo & Co.	2,594	207,831
		790,239
Beverages — 1.7%
Coca-Cola Co. (The)	1,932	136,689
Keurig Dr Pepper, Inc.	2,200	72,732
Monster Beverage Corp. *	203	12,716
PepsiCo, Inc.	1,134	149,733
		371,870
Biotechnology — 1.8%
AbbVie, Inc.	1,214	225,343
Gilead Sciences, Inc.	247	27,385
Neurocrine Biosciences, Inc. *	125	15,711
Regeneron Pharmaceuticals, Inc.	112	58,800
Vertex Pharmaceuticals, Inc. *	191	85,033
		412,272
Broadline Retail — 4.2%
Amazon.com, Inc. *	4,338	951,714
Building Products — 1.1%
Builders FirstSource, Inc. *	48	5,601
Carrier Global Corp.	1,135	83,071
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Masco Corp.	558	35,913
Trane Technologies plc	295	129,036
		253,621
Capital Markets — 2.6%
Ameriprise Financial, Inc.	125	66,716
Charles Schwab Corp. (The)	1,581	144,251
CME Group, Inc.	449	123,753
Goldman Sachs Group, Inc. (The)	140	99,085
Intercontinental Exchange, Inc.	124	22,750
Morgan Stanley	181	25,496
MSCI, Inc.	30	17,302
Raymond James Financial, Inc.	164	25,153
S&P Global, Inc.	57	30,056
State Street Corp.	374	39,771
		594,333
Chemicals — 1.2%
Corteva, Inc.	207	15,428
DuPont de Nemours, Inc.	149	10,220
Eastman Chemical Co.	28	2,090
Linde plc	388	182,042
LyondellBasell Industries NV, Class A	147	8,505
PPG Industries, Inc.	353	40,154
Sherwin-Williams Co. (The)	44	15,108
		273,547
Commercial Services & Supplies — 0.0% ^
Copart, Inc. *	71	3,484
Communications Equipment — 0.5%
Arista Networks, Inc. *	511	52,280
Cisco Systems, Inc.	337	23,381
Motorola Solutions, Inc.	88	37,001
		112,662
Construction & Engineering — 0.1%
Quanta Services, Inc.	65	24,575
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	62	34,035
Vulcan Materials Co.	56	14,606
		48,641
Consumer Finance — 0.5%
American Express Co.	196	62,520
Capital One Financial Corp.	279	59,360
		121,880
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	133	131,662
Walmart, Inc.	1,698	166,031
		297,693
Containers & Packaging — 0.1%
Avery Dennison Corp.	78	13,687
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	4,019	116,310
Verizon Communications, Inc.	186	8,048
		124,358
Electric Utilities — 1.7%
Constellation Energy Corp.	108	34,858
Entergy Corp.	542	45,051
NextEra Energy, Inc.	1,690	117,320
NRG Energy, Inc.	104	16,700
PG&E Corp.	2,366	32,982
Southern Co. (The)	1,429	131,225
		378,136
Electrical Equipment — 0.9%
AMETEK, Inc.	119	21,534
Eaton Corp. plc	253	90,319
Emerson Electric Co.	307	40,932
GE Vernova, Inc.	107	56,619
		209,404
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	48	4,740
Jabil, Inc.	54	11,778
Keysight Technologies, Inc. *	53	8,685
Ralliant Corp. *	19	921
TE Connectivity plc (Switzerland)	66	11,132
		37,256
Energy Equipment & Services — 0.2%
Baker Hughes Co.	1,057	40,525
Entertainment — 1.4%
Netflix, Inc. *	133	178,104
Walt Disney Co. (The)	933	115,701
Warner Bros Discovery, Inc. *	929	10,647
		304,452
Financial Services — 5.5%
Apollo Global Management, Inc.	424	60,153
Berkshire Hathaway, Inc., Class B *	686	333,238
Corpay, Inc. *	174	57,737
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
Fidelity National Information Services, Inc.	1,080	87,923
Fiserv, Inc. *	171	29,482
Mastercard, Inc., Class A	525	295,018
Toast, Inc., Class A *	461	20,418
Visa, Inc., Class A	978	347,239
WEX, Inc. *	83	12,192
		1,243,400
Food Products — 0.6%
Bunge Global SA	63	5,057
Hershey Co. (The)	63	10,455
Mondelez International, Inc., Class A	1,638	110,467
		125,979
Ground Transportation — 1.0%
CSX Corp.	1,938	63,237
Uber Technologies, Inc. *	1,163	108,508
Union Pacific Corp.	206	47,396
		219,141
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	198	26,930
Align Technology, Inc. *	32	6,058
Baxter International, Inc.	479	14,504
Becton Dickinson & Co.	40	6,890
Boston Scientific Corp. *	1,138	122,232
Edwards Lifesciences Corp. *	660	51,619
GE HealthCare Technologies, Inc.	196	14,518
Hologic, Inc. *	112	7,298
Intuitive Surgical, Inc. *	62	33,691
Medtronic plc	1,046	91,180
ResMed, Inc.	16	4,128
Stryker Corp.	336	132,932
		511,980
Health Care Providers & Services — 1.8%
Centene Corp. *	168	9,119
Cigna Group (The)	235	77,686
CVS Health Corp.	318	21,936
Elevance Health, Inc.	188	73,124
HCA Healthcare, Inc.	65	24,902
Humana, Inc.	115	28,115
McKesson Corp.	56	41,036
UnitedHealth Group, Inc.	401	125,100
		401,018
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — 0.5%
Ventas, Inc.	1,006	63,529
Welltower, Inc.	255	39,201
		102,730
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	301	4,623
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc., Class A *	63	8,337
Booking Holdings, Inc.	21	121,574
Carnival Corp. *	1,845	51,881
Chipotle Mexican Grill, Inc. *	1,779	99,891
Domino's Pizza, Inc.	15	6,759
DoorDash, Inc., Class A *	176	43,386
Expedia Group, Inc.	256	43,182
Hilton Worldwide Holdings, Inc.	421	112,129
McDonald's Corp.	548	160,109
Royal Caribbean Cruises Ltd.	135	42,274
Yum! Brands, Inc.	542	80,314
		769,836
Household Durables — 0.2%
Lennar Corp., Class A	334	36,944
Household Products — 0.4%
Church & Dwight Co., Inc.	142	13,647
Clorox Co. (The)	52	6,244
Procter & Gamble Co. (The)	502	79,979
		99,870
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	286	55,430
Industrial Conglomerates — 0.4%
3M Co.	545	82,971
Industrial REITs — 0.3%
Prologis, Inc.	692	72,743
Insurance — 2.0%
Aon plc, Class A	194	69,211
Arthur J Gallagher & Co.	323	103,399
Chubb Ltd.	206	59,682
MetLife, Inc.	287	23,081
Principal Financial Group, Inc.	190	15,092
Progressive Corp. (The)	593	158,248
Travelers Cos., Inc. (The)	59	15,785
		444,498
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	2,464	434,231
Alphabet, Inc., Class C	1,691	299,966
Meta Platforms, Inc., Class A	1,043	769,828
		1,504,025
IT Services — 0.7%
Accenture plc, Class A (Ireland)	155	46,328
Akamai Technologies, Inc. *	70	5,583
Cognizant Technology Solutions Corp., Class A	832	64,921
Gartner, Inc. *	18	7,276
International Business Machines Corp.	120	35,374
		159,482
Life Sciences Tools & Services — 0.7%
Danaher Corp.	204	40,298
Thermo Fisher Scientific, Inc.	286	115,962
		156,260
Machinery — 1.8%
Caterpillar, Inc.	212	82,301
Cummins, Inc.	62	20,305
Deere & Co.	262	133,224
Fortive Corp.	57	2,971
Ingersoll Rand, Inc.	479	39,843
Otis Worldwide Corp.	881	87,237
PACCAR, Inc.	317	30,134
Westinghouse Air Brake Technologies Corp.	32	6,699
		402,714
Media — 0.8%
Charter Communications, Inc., Class A *	166	67,863
Comcast Corp., Class A	2,867	102,323
		170,186
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	736	31,905
Newmont Corp.	132	7,690
Nucor Corp.	153	19,820
Steel Dynamics, Inc.	88	11,265
		70,680
Multi-Utilities — 0.4%
Ameren Corp.	263	25,259
CMS Energy Corp.	522	36,164
Dominion Energy, Inc.	622	35,155
		96,578
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	37	9,010
Chevron Corp.	592	84,768
ConocoPhillips	1,112	99,791
Diamondback Energy, Inc.	359	49,327
EOG Resources, Inc.	888	106,214
EQT Corp.	80	4,666
Exxon Mobil Corp.	2,435	262,493
		616,269
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	403	19,820
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	98	7,918
Kenvue, Inc.	1,560	32,651
		40,569
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	2,269	105,032
Eli Lilly & Co.	299	233,079
Johnson & Johnson	1,245	190,174
Merck & Co., Inc.	695	55,016
		583,301
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	45	4,686
Leidos Holdings, Inc.	419	66,101
		70,787
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	128	17,935
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	339	20,906
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc. *	549	77,903
Analog Devices, Inc.	518	123,294
Broadcom, Inc.	1,956	539,172
Lam Research Corp.	1,189	115,737
Microchip Technology, Inc.	316	22,237
Micron Technology, Inc.	762	93,917
NVIDIA Corp.	10,804	1,706,924
NXP Semiconductors NV (Netherlands)	455	99,413
ON Semiconductor Corp. *	191	10,010
QUALCOMM, Inc.	142	22,615
Texas Instruments, Inc.	750	155,715
		2,966,937
INVESTMENTS	SHARES	VALUE($)

Software — 11.7%
Adobe, Inc. *	76	29,403
Cadence Design Systems, Inc. *	143	44,066
Crowdstrike Holdings, Inc., Class A *	101	51,440
Fair Isaac Corp. *	11	20,108
Fortinet, Inc. *	285	30,130
Intuit, Inc.	136	107,118
Microsoft Corp.	3,363	1,672,790
Oracle Corp.	864	188,896
Palantir Technologies, Inc., Class A *	610	83,155
Palo Alto Networks, Inc. *	226	46,249
Roper Technologies, Inc.	16	9,069
Salesforce, Inc.	560	152,706
ServiceNow, Inc. *	150	154,212
Synopsys, Inc. *	74	37,938
		2,627,280
Specialized REITs — 0.9%
American Tower Corp.	362	80,009
Equinix, Inc.	78	62,047
Extra Space Storage, Inc.	82	12,090
SBA Communications Corp.	224	52,604
		206,750
Specialty Retail — 1.7%
AutoZone, Inc. *	15	55,683
Burlington Stores, Inc. *	166	38,618
Home Depot, Inc. (The)	133	48,763
Lowe's Cos., Inc.	711	157,750
O'Reilly Automotive, Inc. *	75	6,760
Ross Stores, Inc.	526	67,107
TJX Cos., Inc. (The)	137	16,918
		391,599
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	6,272	1,286,826
Dell Technologies, Inc., Class C	88	10,789
Hewlett Packard Enterprise Co.	585	11,963
Seagate Technology Holdings plc	609	87,897
Western Digital Corp.	246	15,742
		1,413,217
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	37	3,813
NIKE, Inc., Class B	416	29,553
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	17	4,663
Tapestry, Inc.	87	7,639
		45,668
Tobacco — 0.6%
Altria Group, Inc.	511	29,960
Philip Morris International, Inc.	599	109,096
		139,056
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	49	36,917
Total Common Stocks (Cost $19,735,587)		22,227,249
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $197,499)	197,499	197,499
Total Investments — 99.8% (Cost $19,933,086)		22,424,748
Other Assets in Excess of Liabilities — 0.2%		35,258
NET ASSETS — 100.0%		22,460,006

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	7	09/19/2025	USD	218,811	7,666

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	June 30, 2025

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Automobiles — 2.9%
Tesla, Inc. *	177,364	56,341,448
Banks — 1.0%
NU Holdings Ltd., Class A (Brazil) *	1,441,890	19,782,731
Broadline Retail — 5.0%
Alibaba Group Holding Ltd., ADR (China)	144,333	16,368,805
Amazon.com, Inc. *	186,707	40,961,649
MercadoLibre, Inc. (Brazil) *	15,517	40,555,697
		97,886,151
Capital Markets — 5.4%
Coinbase Global, Inc., Class A *	34,291	12,018,653
Robinhood Markets, Inc., Class A *	1,009,654	94,533,904
		106,552,557
Communications Equipment — 2.0%
Arista Networks, Inc. *	208,585	21,340,331
Ciena Corp. *	217,084	17,655,442
		38,995,773
Electrical Equipment — 0.7%
Vicor Corp. *	301,191	13,662,024
Entertainment — 13.5%
Netflix, Inc. *	67,762	90,742,127
Sea Ltd., ADR (Singapore) *	278,992	44,621,981
Spotify Technology SA *	66,110	50,728,847
Take-Two Interactive Software, Inc. *	322,517	78,323,253
		264,416,208
Ground Transportation — 1.7%
Uber Technologies, Inc. *	362,763	33,845,788
Health Care Technology — 1.9%
Veeva Systems, Inc., Class A *	127,581	36,740,776
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	5,468	31,655,564
Insurance — 0.4%
Lemonade, Inc. * (a)	173,501	7,601,079
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C	148,284	26,304,099
Meta Platforms, Inc., Class A	105,344	77,753,353
		104,057,452
IT Services — 10.4%
International Business Machines Corp.	51,586	15,206,521
MongoDB, Inc. *	33,729	7,082,753
Okta, Inc. *	102,194	10,216,334
INVESTMENTS	SHARES	VALUE($)

IT Services — continued
Shopify, Inc., Class A (Canada) *	411,482	47,464,449
Snowflake, Inc., Class A *	379,063	84,822,927
Twilio, Inc., Class A *	306,167	38,074,928
		202,867,912
Life Sciences Tools & Services — 1.2%
Tempus AI, Inc. * (a)	379,292	24,100,214
Media — 1.3%
Trade Desk, Inc. (The), Class A *	348,387	25,080,380
Semiconductors & Semiconductor Equipment — 18.4%
Allegro MicroSystems, Inc. (Japan) *	352,075	12,037,444
ASML Holding NV (Registered), NYRS (Netherlands)	9,316	7,465,749
Broadcom, Inc.	191,526	52,794,142
Credo Technology Group Holding Ltd. *	422,742	39,141,682
Intel Corp.	909,043	20,362,563
Lam Research Corp.	401,105	39,043,561
MACOM Technology Solutions Holdings, Inc. *	44,726	6,408,789
Micron Technology, Inc.	135,497	16,700,005
NVIDIA Corp.	479,689	75,786,065
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	229,210	51,913,773
Texas Instruments, Inc.	183,327	38,062,352
		359,716,125
Software — 25.2%
AppLovin Corp., Class A *	22,114	7,741,669
Atlassian Corp., Class A *	108,464	22,027,954
Cadence Design Systems, Inc. *	52,489	16,174,485
Circle Internet Group, Inc. * (a)	23,552	4,269,742
Confluent, Inc., Class A *	212,063	5,286,731
Crowdstrike Holdings, Inc., Class A *	52,162	26,566,628
Datadog, Inc., Class A *	108,133	14,525,506
Elastic NV *	55,441	4,675,340
Gitlab, Inc., Class A *	142,531	6,429,573
HubSpot, Inc. *	62,434	34,752,637
Intuit, Inc.	73,833	58,153,086
Microsoft Corp.	85,870	42,712,597
Monday.com Ltd. *	49,080	15,434,678
Oracle Corp.	282,623	61,789,866
Palo Alto Networks, Inc. *	123,434	25,259,534
Procore Technologies, Inc. *	243,103	16,633,107
ServiceNow, Inc. *	68,847	70,780,224
ServiceTitan, Inc., Class A *	114,722	12,295,904
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Synopsys, Inc. *	47,146	24,170,811
Zoom Communications, Inc., Class A *	297,824	23,224,316
		492,904,388
Specialized REITs — 1.1%
SBA Communications Corp.	92,602	21,746,654
Specialty Retail — 0.3%
Warby Parker, Inc., Class A *	268,365	5,885,244
Total Common Stocks (Cost $1,546,884,717)		1,943,838,468
Short-Term Investments — 2.7%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c) (Cost $17,475,661)	17,475,661	17,475,661
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $36,055,385)	36,055,385	36,055,385
Total Short-Term Investments (Cost $53,531,046)		53,531,046
Total Investments — 102.0% (Cost $1,600,415,763)		1,997,369,514
Liabilities in Excess of Other Assets — (2.0)%		(40,067,127)
NET ASSETS — 100.0%		1,957,302,387

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $34,517,915.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	June 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$6,307,076,166	$23,203,516	$3,547,319,337	$40,614,837,798
Investments in affiliates, at value	79,016,524	427,069	128,506,160	279,447,397
Cash	254,489	1,840	437,175	1,080,219
Receivables:
Investment securities sold	—	—	—	401,328,326
Fund shares sold	—	—	—	8,334,536
Interest from non-affiliates	—	—	13,387	140,746,937
Dividends from non-affiliates	1,768,081	33,934	3,685,047	28,642,120
Dividends from affiliates	9,253	50	15,049	32,724
Securities lending income (See Note 2.C.)	—	—	357	—
Total Assets	6,388,124,513	23,666,409	3,679,976,512	41,474,450,057
LIABILITIES:
Payables:
Investment securities purchased	—	—	—	469,512,578
Fund shares redeemed	—	—	—	198,441
Accrued liabilities:
Management fees (See Note 3.A.)	2,100,576	14,076	1,218,554	11,180,505
Total Liabilities	2,100,576	14,076	1,218,554	480,891,524
Net Assets	$6,386,023,937	$23,652,333	$3,678,757,958	$40,993,558,533
NET ASSETS:
Paid-in-Capital	$5,779,818,483	$22,832,114	$3,605,687,383	$41,933,357,731
Total distributable earnings (loss)	606,205,454	820,219	73,070,575	(939,799,198)
Total Net Assets	$6,386,023,937	$23,652,333	$3,678,757,958	$40,993,558,533
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	74,150,000	420,000	56,125,000	721,525,000
Net asset value, per share	$86.12	$56.32	$65.55	$56.82
Cost of investments in non-affiliates	$5,381,937,353	$22,404,078	$3,278,354,582	$34,990,717,911
Cost of investments in affiliates	79,016,524	427,069	128,506,160	279,447,397
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	47

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)

	JPMorgan Fundamental Data Science Large Core ETF	JPMorgan Fundamental Data Science Mid Core ETF	JPMorgan Fundamental Data Science Small Core ETF	JPMorgan Nasdaq Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$13,169,317	$6,405,550	$6,142,150	$27,597,920,547
Investments in affiliates, at value	145,460	288,084	270,795	321,794,479
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	19,588	—
Cash	580	1,011	—	819,398
Deposits at broker for futures contracts	14,000	27,000	33,000	—
Receivables:
Due from custodian	—	—	281,443	—
Investment securities sold	90,562	—	18,814	261,816,020
Fund shares sold	—	—	—	38,259,271
Interest from non-affiliates	—	—	—	133,406,428
Dividends from non-affiliates	7,616	7,039	5,509	5,171,630
Dividends from affiliates	17	34	32	37,683
Securities lending income (See Note 2.C.)	—	—	28	—
Variation margin on futures contracts	280	—	300	—
Total Assets	13,427,832	6,728,718	6,771,659	28,359,225,456
LIABILITIES:
Payables:
Investment securities purchased	90,984	—	299,116	299,997,944
Collateral received on securities loaned (See Note 2.C.)	—	—	19,588	—
Variation margin on futures contracts	—	1,233	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	3,099	1,837	2,016	7,380,355
Total Liabilities	94,083	3,070	320,720	307,378,299
Net Assets	$13,333,749	$6,725,648	$6,450,939	$28,051,847,157
NET ASSETS:
Paid-in-Capital	$11,431,108	$6,529,355	$6,467,555	$27,893,811,222
Total distributable earnings (loss)	1,902,641	196,293	(16,616)	158,035,935
Total Net Assets	$13,333,749	$6,725,648	$6,450,939	$28,051,847,157
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	225,000	120,000	120,000	515,825,000
Net asset value, per share	$59.26	$56.05	$53.76	$54.38
Cost of investments in non-affiliates	$11,239,485	$6,106,120	$6,001,647	$23,134,974,664
Cost of investments in affiliates	145,460	288,084	270,795	321,794,479
Investment securities on loan, at value (See Note 2.C.)	—	—	19,633	—
Cost of investment of cash collateral (See Note 2.C.)	—	—	19,588	—
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	June 30, 2025

	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	JPMorgan U.S. Research Enhanced Large Cap ETF	JPMorgan U.S. Tech Leaders ETF
ASSETS:
Investments in non-affiliates, at value	$1,780,850,020	$22,227,249	$1,943,838,468
Investments in affiliates, at value	53,186,146	197,499	17,475,661
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	29,423,749	—	36,055,385
Cash	257,815	754	68,419
Deposits at broker for futures contracts	4,126,000	25,000	—
Receivables:
Investment securities sold	1,347,596	—	—
Dividends from non-affiliates	1,630,499	12,071	494,389
Dividends from affiliates	6,228	23	2,047
Tax reclaims	672	—	—
Securities lending income (See Note 2.C.)	3,641	—	31,062
Variation margin on futures contracts	—	975	—
Total Assets	1,870,832,366	22,463,571	1,997,965,431
LIABILITIES:
Payables:
Investment securities purchased	1,462,105	—	3,698,241
Collateral received on securities loaned (See Note 2.C.)	29,423,749	—	36,055,385
Variation margin on futures contracts	7,078	—	—
Accrued liabilities:
Investment advisory fees	135,187	—	—
Administration fees	111,439	—	—
Printing and mailing costs	2,269	—	—
Management fees (See Note 3.A.)	—	3,565	909,418
Custodian and accounting fees	24,323	—	—
Other	165,786	—	—
Total Liabilities	31,331,936	3,565	40,663,044
Net Assets	$1,839,500,430	$22,460,006	$1,957,302,387
NET ASSETS:
Paid-in-Capital	$1,671,041,342	$19,955,349	$1,679,215,246
Total distributable earnings (loss)	168,459,088	2,504,657	278,087,141
Total Net Assets	$1,839,500,430	$22,460,006	$1,957,302,387
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	31,048,634	400,000	23,175,000
Net asset value, per share	$59.25	$56.15	$84.46
Cost of investments in non-affiliates	$1,578,887,828	$19,735,587	$1,546,884,717
Cost of investments in affiliates	53,186,146	197,499	17,475,661
Investment securities on loan, at value (See Note 2.C.)	29,056,377	—	34,517,915
Cost of investment of cash collateral (See Note 2.C.)	29,423,749	—	36,055,385
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	49

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$—	$2,714,894,434
Interest income from affiliates	270	—	—	54,661
Dividend income from non-affiliates	24,350,544	387,076	47,681,378	526,948,916
Dividend income from affiliates	5,178,889	23,953	4,260,588	13,578,001
Income from securities lending (net) (See Note 2.C.)	—	9	32,693	1,077
Total investment income	29,529,703	411,038	51,974,659	3,255,477,089
EXPENSES:
Management fees (See Note 3.A.)	17,682,196	140,091	10,531,763	129,793,782
Interest expense to non-affiliates	—	—	—	98
Interest expense to affiliates	465	—	165	61,309
Total expenses	17,682,661	140,091	10,531,928	129,855,189
Net investment income (loss)	11,847,042	270,947	41,442,731	3,125,621,900
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(295,457,067)	(106,228)	(170,339,831)	(1,625,909,932)
In-kind redemptions of investments in non-affiliates (See Note 4)	424,093,437	66,105	158,079,641	486,466,290
Futures contracts	—	—	—	(125,463)
Net realized gain (loss)	128,636,370	(40,123)	(12,260,190)	(1,139,569,105)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	512,498,816	197,060	180,151,470	930,816,631
Futures contracts	—	—	—	(88,737)
Change in net unrealized appreciation/depreciation	512,498,816	197,060	180,151,470	930,727,894
Net realized/unrealized gains (losses)	641,135,186	156,937	167,891,280	(208,841,211)
Change in net assets resulting from operations	$652,982,228	$427,884	$209,334,011	$2,916,780,689
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	June 30, 2025

	JPMorgan Fundamental Data Science Large Core ETF (a)	JPMorgan Fundamental Data Science Mid Core ETF (a)	JPMorgan Fundamental Data Science Small Core ETF (a)	JPMorgan Nasdaq Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$245	$794	$853	$2,359,255,430
Interest income from affiliates	96	48	—	136,512
Dividend income from non-affiliates	153,383	88,665	66,660	127,950,015
Dividend income from affiliates	5,309	10,858	10,345	12,880,673
Income from securities lending (net) (See Note 2.C.)	—	1	85	7,080
Total investment income	159,033	100,366	77,943	2,500,229,710
EXPENSES:
Management fees (See Note 3.A.)	33,495	20,418	22,121	70,738,596
Interest expense to non-affiliates	5	15	21	—
Interest expense to affiliates	—	—	—	45,469
Total expenses	33,500	20,433	22,142	70,784,065
Net investment income (loss)	125,533	79,933	55,801	2,429,445,645
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(68,862)	(104,021)	(163,859)	(3,230,973,241)
In-kind redemptions of investments in non-affiliates (See Note 4)	160,435	491,058	427,785	875,479,899
Futures contracts	28,321	(12,662)	(7,561)	—
Net realized gain (loss)	119,894	374,375	256,365	(2,355,493,342)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,929,832	299,430	140,503	1,940,514,246
Futures contracts	2,190	7,193	9,062	—
Change in net unrealized appreciation/depreciation	1,932,022	306,623	149,565	1,940,514,246
Net realized/unrealized gains (losses)	2,051,916	680,998	405,930	(414,979,096)
Change in net assets resulting from operations	$2,177,449	$760,931	$461,731	$2,014,466,549

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)

	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	JPMorgan U.S. Research Enhanced Large Cap ETF (a)	JPMorgan U.S. Tech Leaders ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$85,184	$171	$—
Interest income from affiliates	3,538	8	254
Dividend income from non-affiliates	22,161,709	68,283	2,706,669
Dividend income from affiliates	1,438,090	2,100	792,694
Income from securities lending (net) (See Note 2.C.)	22,756	—	460,564
Total investment income	23,711,277	70,562	3,960,181
EXPENSES:
Management fees (See Note 3.A.)	—	10,260	6,567,715
Investment advisory fees	3,893,785	—	—
Administration fees	1,168,141	—	—
Custodian and accounting fees	113,466	—	—
Interest expense to non-affiliates	10,625	1	—
Interest expense to affiliates	188	—	95
Professional fees	73,049	—	—
Trustees’ and Chief Compliance Officer’s fees	28,336	—	—
Printing and mailing costs	98,389	—	—
Registration and filing fees	130,860	—	—
Other	10,581	—	—
Total expenses	5,527,420	10,261	6,567,810
Less fees waived	(32,120)	—	—
Less expense reimbursements	(1,773,884)	—	—
Net expenses	3,721,416	10,261	6,567,810
Net investment income (loss)	19,989,861	60,301	(2,607,629)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(38,216,730)	(23,236)	(110,794,525)
In-kind redemptions of investments in non-affiliates (See Note 4)	109,341,403	87,677	55,370,824
Futures contracts	(2,043,046)	16,221	—
Net realized gain (loss)	69,081,627	80,662	(55,423,701)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(41,416,005)	2,491,662	329,763,562
Investments in affiliates	1,100	—	—
Futures contracts	1,679,932	7,666	—
Change in net unrealized appreciation/depreciation	(39,734,973)	2,499,328	329,763,562
Net realized/unrealized gains (losses)	29,346,654	2,579,990	274,339,861
Change in net assets resulting from operations	$49,336,515	$2,640,291	$271,732,232

(a)
Commencement of operations was March 13, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	June 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Growth ETF		JPMorgan Active Small Cap Value ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,847,042	$2,101,952	$270,947	$181,962
Net realized gain (loss)	128,636,370	658,439	(40,123)	476,772
Change in net unrealized appreciation/depreciation	512,498,816	355,580,171	197,060	748,986
Change in net assets resulting from operations	652,982,228	358,340,562	427,884	1,407,720
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,426,088)	(1,449,368)	(230,259)	(138,781)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,648,605,986	1,373,940,239	10,293,648	1,055,465
NET ASSETS:
Change in net assets	4,297,162,126	1,730,831,433	10,491,273	2,324,404
Beginning of period	2,088,861,811	358,030,378	13,161,060	10,836,656
End of period	$6,386,023,937	$2,088,861,811	$23,652,333	$13,161,060
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,841,821,292	$1,446,010,379	$10,589,899	$4,316,589
Cost of shares redeemed	(1,193,215,306)	(72,070,140)	(296,251)	(3,261,124)
Total change in net assets resulting from capital transactions	$3,648,605,986	$1,373,940,239	$10,293,648	$1,055,465
SHARE TRANSACTIONS:
Issued	61,475,000	22,375,000	185,000	80,000
Redeemed	(15,100,000)	(1,025,000)	(5,000)	(60,000)
Net increase in shares from share transactions	46,375,000	21,350,000	180,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Active Value ETF		JPMorgan Equity Premium Income ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,442,731	$15,336,691	$3,125,621,900	$2,326,206,734
Net realized gain (loss)	(12,260,190)	29,530,937	(1,139,569,105)	(2,351,288,323)
Change in net unrealized appreciation/depreciation	180,151,470	69,292,976	930,727,894	3,169,990,007
Change in net assets resulting from operations	209,334,011	114,160,604	2,916,780,689	3,144,908,418
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(38,123,372)	(14,678,345)	(3,027,394,985)	(2,314,633,449)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,241,634,909	747,987,523	7,348,590,046	4,878,611,486
NET ASSETS:
Change in net assets	2,412,845,548	847,469,782	7,237,975,750	5,708,886,455
Beginning of period	1,265,912,410	418,442,628	33,755,582,783	28,046,696,328
End of period	$3,678,757,958	$1,265,912,410	$40,993,558,533	$33,755,582,783
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,028,591,219	$1,051,432,477	$9,516,871,009	$6,655,815,402
Cost of shares redeemed	(786,956,310)	(303,444,954)	(2,168,280,963)	(1,777,203,916)
Total change in net assets resulting from capital transactions	$2,241,634,909	$747,987,523	$7,348,590,046	$4,878,611,486
SHARE TRANSACTIONS:
Issued	46,975,000	18,725,000	164,950,000	120,100,000
Redeemed	(12,225,000)	(5,225,000)	(38,675,000)	(32,075,000)
Net increase in shares from share transactions	34,750,000	13,500,000	126,275,000	88,025,000
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	June 30, 2025

	JPMorgan Fundamental Data Science Large Core ETF	JPMorgan Fundamental Data Science Mid Core ETF
	Period Ended June 30, 2025(a)	Period Ended June 30, 2025(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$125,533	$79,933
Net realized gain (loss)	119,894	374,375
Change in net unrealized appreciation/depreciation	1,932,022	306,623
Change in net assets resulting from operations	2,177,449	760,931
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(114,917)	(73,579)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,271,217	6,038,296
NET ASSETS:
Change in net assets	13,333,749	6,725,648
Beginning of period	—	—
End of period	$13,333,749	$6,725,648
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$12,676,509	$12,153,691
Cost of shares redeemed	(1,405,292)	(6,115,395)
Total change in net assets resulting from capital transactions	$11,271,217	$6,038,296
SHARE TRANSACTIONS:
Issued	250,000	240,000
Redeemed	(25,000)	(120,000)
Net increase in shares from share transactions	225,000	120,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Fundamental Data Science Small Core ETF	JPMorgan Nasdaq Equity Premium Income ETF
	Period Ended June 30, 2025(a)	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55,801	$2,429,445,645	$894,985,293
Net realized gain (loss)	256,365	(2,355,493,342)	(630,196,125)
Change in net unrealized appreciation/depreciation	149,565	1,940,514,246	1,988,265,105
Change in net assets resulting from operations	461,731	2,014,466,549	2,253,054,273
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(50,574)	(2,289,840,737)	(809,391,007)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,039,782	13,082,585,313	9,843,976,704
NET ASSETS:
Change in net assets	6,450,939	12,807,211,125	11,287,639,970
Beginning of period	—	15,244,636,032	3,956,996,062
End of period	$6,450,939	$28,051,847,157	$15,244,636,032
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$8,753,823	$15,205,843,149	$11,226,821,789
Cost of shares redeemed	(2,714,041)	(2,123,257,836)	(1,382,845,085)
Total change in net assets resulting from capital transactions	$6,039,782	$13,082,585,313	$9,843,976,704
SHARE TRANSACTIONS:
Issued	170,000	279,975,000	220,825,000
Redeemed	(50,000)	(38,975,000)	(27,875,000)
Net increase in shares from share transactions	120,000	241,000,000	192,950,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	June 30, 2025

	JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)		JPMorgan U.S. Research Enhanced Large Cap ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024	Period Ended June 30, 2025(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,989,861	$12,542,802	$60,301
Net realized gain (loss)	69,081,627	103,595,700	80,662
Change in net unrealized appreciation/depreciation	(39,734,973)	12,766,670	2,499,328
Change in net assets resulting from operations	49,336,515	128,905,172	2,640,291
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,116,192)	(11,920,279)	(44,740)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	677,440,475	156,294,367	19,864,455
NET ASSETS:
Change in net assets	711,660,798	273,279,260	22,460,006
Beginning of period	1,127,839,632	854,560,372	—
End of period	$1,839,500,430	$1,127,839,632	$22,460,006
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$939,331,249	$355,097,159	$21,121,034
Cost of shares redeemed	(261,890,774)	(198,802,792)	(1,256,579)
Total change in net assets resulting from capital transactions	$677,440,475	$156,294,367	$19,864,455
SHARE TRANSACTIONS:
Issued	15,600,000	6,450,000	425,000
Redeemed	(4,475,000)	(3,575,000)	(25,000)
Net increase in shares from share transactions	11,125,000	2,875,000	400,000

(a)
Commencement of operations was March 13, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Tech Leaders ETF
	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(2,607,629)	$(530,241)
Net realized gain (loss)	(55,423,701)	(2,880,816)
Change in net unrealized appreciation/depreciation	329,763,562	67,190,189
Change in net assets resulting from operations	271,732,232	63,779,132
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,145,750,964	476,040,059
NET ASSETS:
Change in net assets	1,417,483,196	539,819,191
Beginning of period	539,819,191	—
End of period	$1,957,302,387	$539,819,191
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,352,729,391	$488,505,585
Cost of shares redeemed	(206,978,427)	(12,465,526)
Total change in net assets resulting from capital transactions	$1,145,750,964	$476,040,059
SHARE TRANSACTIONS:
Issued	18,450,000	8,000,000
Redeemed	(3,075,000)	(200,000)
Net increase in shares from share transactions	15,375,000	7,800,000

(a)
Commencement of operations was October 4, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	June 30, 2025

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59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Growth ETF
Year Ended June 30, 2025	$75.21	$0.23	$10.76	$10.99	$(0.08)	$—	$(0.08)
Year Ended June 30, 2024	55.72	0.14	19.45	19.59	(0.10)	—	(0.10)
August 8, 2022 (f) through June 30, 2023	49.95	0.19	5.65	5.84	(0.07)	—	(0.07)
JPMorgan Active Small Cap Value ETF
Year Ended June 30, 2025	54.84	0.82	1.37	2.19	(0.71)	—	(0.71)
Year Ended June 30, 2024	49.26	0.75	5.42	6.17	(0.59)	—	(0.59)
March 7, 2023 (f) through June 30, 2023	50.00	0.23	(0.97)	(0.74)	—	—	—
JPMorgan Active Value ETF
Year Ended June 30, 2025	59.22	1.08	6.17	7.25	(0.92)	—	(0.92)
Year Ended June 30, 2024	53.14	1.06	5.95	7.01	(0.93)	—	(0.93)
Year Ended June 30, 2023	47.81	0.98	5.09	6.07	(0.74)	—	(0.74)
October 4, 2021 (f) through June 30, 2022	49.50	0.63	(1.78)	(1.15)	(0.47)	(0.07)	(0.54)
JPMorgan Equity Premium Income ETF
Year Ended June 30, 2025	56.71	4.83	(0.05)	4.78	(4.67)	—	(4.67)
Year Ended June 30, 2024	55.29	4.16	1.42	5.58	(4.16)	—	(4.16)
Year Ended June 30, 2023	55.45	5.84	0.04	5.88	(6.04)	—	(6.04)
Year Ended June 30, 2022	60.50	6.11	(6.20)	(0.09)	(4.96)	—	(4.96)
Year Ended June 30, 2021	50.76	5.17	9.42	14.59	(4.85)	—	(4.85)
JPMorgan Fundamental Data Science Large Core ETF
August 7, 2024 (f) through June 30, 2025	50.00	0.56	9.21	9.77	(0.51)	—	(0.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

60	J.P. Morgan Exchange-Traded Funds	June 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$86.12	$86.07	14.62%	14.64%	$6,386,023,937	0.43%	0.29%	47%
75.21	75.15	35.21	35.05	2,088,861,811	0.44	0.22	30
55.72	55.74	11.73	11.77 (g)	358,030,378	0.44	0.45	60

56.32	56.32	3.93	3.99	23,652,333	0.74	1.43	43
54.84	54.81	12.54	12.38	13,161,060	0.74	1.43	27
49.26	49.30	(1.48)	(1.40)(g)	10,836,656	0.74	1.57	13

65.55	65.50	12.28	12.12	3,678,757,958	0.43	1.70	111
59.22	59.26	13.29	13.35	1,265,912,410	0.44	1.90	87
53.14	53.15	12.79	13.04	418,442,628	0.44	1.91	80
47.81	47.71	(2.37)	(2.57)(g)	44,225,127	0.44	1.64	56

56.82	56.85	8.65	8.77	40,993,558,533	0.35	8.38	172
56.71	56.68	10.58	10.44	33,755,582,783	0.35	7.50	174
55.29	55.33	11.30	11.37	28,046,696,328	0.35	10.69	190
55.45	55.45	(0.49)	(0.62)	10,206,410,953	0.35	10.23	195
60.50	60.57	30.22	29.90	1,916,419,087	0.35	8.89	195

59.26	59.30	19.59	19.67 (g)	13,333,749	0.30	1.12	15

June 30, 2025	J.P. Morgan Exchange-Traded Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Fundamental Data Science Mid Core ETF
August 7, 2024 (f) through June 30, 2025	$50.00	$0.67	$5.99	$6.66	$(0.61)	$—	$(0.61)
JPMorgan Fundamental Data Science Small Core ETF
August 7, 2024 (f) through June 30, 2025	50.00	0.48	3.72	4.20	(0.44)	—	(0.44)
JPMorgan Nasdaq Equity Premium Income ETF
Year Ended June 30, 2025	55.47	6.45	(1.43)	5.02	(6.11)	—	(6.11)
Year Ended June 30, 2024	48.33	5.25	6.75	12.00	(4.86)	—	(4.86)
Year Ended June 30, 2023	45.46	6.04	2.47	8.51	(5.64)	—	(5.64)
May 3, 2022 (f) through June 30, 2022	50.00	1.11	(5.27)	(4.16)	(0.38)	—	(0.38)
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) (h) (i)
Year Ended June 30, 2025	56.61	0.76	2.45	3.21	(0.57)	—	(0.57)
Year Ended June 30, 2024	50.12	0.70	6.46	7.16	(0.67)	—	(0.67)
Year Ended June 30, 2023	45.83	0.67	6.67	7.34	(0.66)	(2.39)	(3.05)
Year Ended June 30, 2022	62.87	0.70	(8.03)	(7.33)	(0.66)	(9.05)	(9.71)
Year Ended June 30, 2021	41.41	0.63	23.22	23.85	(0.63)	(1.76)	(2.39)
JPMorgan U.S. Research Enhanced Large Cap ETF
March 13, 2025 (f) through June 30, 2025	50.00	0.18	6.08	6.26	(0.11)	—	(0.11)
JPMorgan U.S. Tech Leaders ETF
Year Ended June 30, 2025	69.21	(0.19)	15.44	15.25	—	—	—
October 4, 2023 (f) through June 30, 2024	50.00	(0.14)	19.35	19.21	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
JPMorgan Small & Mid Cap Enhanced Equity ETF acquired all of the assets and liabilities of JPMorgan Market Expansion Enhanced Index Fund (the "Acquired
Fund") in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6
Shares for the period July 1, 2020 up through the reorganization.

(i)	Per Share amounts reflect the conversion of the JPMorgan Small & Mid Cap Enhanced Equity ETF as of the close of business on May 6, 2022. See Note 1.
(j)
JPMorgan Small & Mid Cap Enhanced Equity ETF acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 6, 2022. Market price returns are calculated using the official closing price of the JPMorgan Small & Mid Cap Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan Small & Mid Cap Enhanced Equity ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Small & Mid Cap
Enhanced Equity ETF's listing on May 9, 2022, the NAV performance of the Class R6 and the Class I Shares of the Acquired Fund are used as proxy market price returns.

62	J.P. Morgan Exchange-Traded Funds	June 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$56.05	$56.07	13.34%	13.38%(g)	$6,725,648	0.35%	1.35%	0.35%	29%

53.76	53.70	8.40	8.28 (g)	6,450,939	0.40	1.00	0.40	36

54.38	54.40	9.77	9.75	28,051,847,157	0.35	11.91	0.35	168
55.47	55.50	26.44	26.41	15,244,636,032	0.35	10.20	0.35	168
48.33	48.37	20.81	20.11	3,956,996,062	0.35	13.49	0.35	162
45.46	45.76	(8.37)	(7.77)(g)	101,155,729	0.35	14.59	0.35	12

59.25	59.21	5.65	5.52 (j)	1,839,500,430	0.24	1.28	0.35	37
56.61	56.64	14.36	14.33 (j)	1,127,839,632	0.24	1.32	0.35	26
50.12	50.16	16.61	16.73 (j)	854,560,372	0.24	1.38	0.24	29
45.83	45.82	(13.80)	(13.81)(j)	833,993,386	0.25	1.21	0.36	27
62.87	62.87	58.97	58.97 (j)	766,008,977	0.25	1.18	0.35	35

56.15	56.19	12.53	12.61 (g)	22,460,006	0.20	1.18	0.20	6

84.46	84.46	22.03	21.96	1,957,302,387	0.64	(0.26)	0.64	68
69.21	69.25	38.42	38.50 (g)	539,819,191	0.65	(0.30)	0.65	32

June 30, 2025	J.P. Morgan Exchange-Traded Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 11 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Growth ETF	Non-Diversified
JPMorgan Active Small Cap Value ETF	Diversified
JPMorgan Active Value ETF	Diversified
JPMorgan Equity Premium Income ETF	Diversified
JPMorgan Fundamental Data Science Large Core ETF(1)	Non-Diversified
JPMorgan Fundamental Data Science Mid Core ETF(1)	Diversified
JPMorgan Fundamental Data Science Small Core ETF(1)	Diversified
JPMorgan Nasdaq Equity Premium Income ETF	Non-Diversified
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)(2)	Diversified
JPMorgan U.S. Research Enhanced Large Cap ETF(3)	Diversified
JPMorgan U.S. Tech Leaders ETF	Diversified

(1)	Commencement of operations was August 7, 2024.
(2)	Effective September 30, 2024, JPMorgan Market Expansion Enhanced Equity ETF changed its name to JPMorgan Small & Mid Cap Enhanced Equity ETF.
(3)	Commencement of operations was March 13, 2025.
The investment objective of JPMorgan Active Growth ETF (“Active Growth ETF”), JPMorgan Active Small Cap Value ETF (“Active Small Cap Value ETF”), JPMorgan Active Value ETF (“Active Value ETF”), JPMorgan Fundamental Data Science Large Core ETF (“Fundamental Data Science Large Core ETF”), JPMorgan Fundamental Data Science Mid Core ETF (“Fundamental Data Science Mid Core ETF”), JPMorgan Fundamental Data Science Small Core ETF (“Fundamental Data Science Small Core ETF”), and JPMorgan U.S. Tech Leaders ETF ("U.S. Tech Leaders ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Equity Premium Income ETF (“Equity Premium Income ETF”) and JPMorgan Nasdaq Equity Premium Income ETF (“Nasdaq Equity Premium Income ETF”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Small & Mid Cap Enhanced Equity ETF (“Small & Mid Cap Enhanced Equity ETF”) is to seek to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid- capitalization equity markets.
The investment objective of JPMorgan U.S. Research Enhanced Large Cap ETF (“U.S. Research Enhanced Large Cap ETF”) is to seek to provide capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.

64	J.P. Morgan Exchange-Traded Funds	June 30, 2025

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Growth ETF	NYSE Arca, Inc.
Active Small Cap Value ETF	NYSE Arca, Inc.
Active Value ETF	NYSE Arca, Inc.
Equity Premium Income ETF	NYSE Arca, Inc.
Fundamental Data Science Large Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Mid Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Small Core ETF	The NASDAQ Stock Market® LLC
Nasdaq Equity Premium Income ETF	The NASDAQ Stock Market® LLC
Small & Mid Cap Enhanced Equity ETF	NYSE Arca, Inc.
U.S. Research Enhanced Large Cap ETF	NYSE Arca, Inc.
U.S. Tech Leaders ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Active Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,386,092,690	$—	$—	$6,386,092,690

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Small Cap Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$23,630,585	$—	$—	$23,630,585

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,675,825,497	$—	$—	$3,675,825,497

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$35,479,532,166	$—	$—	$35,479,532,166
Equity Linked Notes	—	5,135,305,632	—	5,135,305,632
Short-Term Investments
Investment Companies	279,447,397	—	—	279,447,397
Total Investments in Securities	$35,758,979,563	$5,135,305,632	$—	$40,894,285,195

66	J.P. Morgan Exchange-Traded Funds	June 30, 2025

Fundamental Data Science Large Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,314,777	$—	$—	$13,314,777
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,190	$—	$—	$2,190

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Mid Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,693,634	$—	$—	$6,693,634
Appreciation in Other Financial Instruments
Futures Contracts (a)	$7,193	$—	$—	$7,193

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Small Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,432,533	$—	$—	$6,432,533
Appreciation in Other Financial Instruments
Futures Contracts (a)	$9,062	$—	$—	$9,062

(a)	Please refer to the SOI for specifics of portfolio holdings.

Nasdaq Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$23,373,637,791	$—	$—	$23,373,637,791
Equity Linked Notes	—	4,224,282,756	—	4,224,282,756
Short-Term Investments
Investment Companies	321,794,479	—	—	321,794,479
Total Investments in Securities	$23,695,432,270	$4,224,282,756	$—	$27,919,715,026

Small & Mid Cap Enhanced Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,863,459,915	$—	$—	$1,863,459,915
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,704,293	$—	$—	$1,704,293

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
U.S. Research Enhanced Large Cap ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,424,748	$—	$—	$22,424,748
Appreciation in Other Financial Instruments
Futures Contracts (a)	$7,666	$—	$—	$7,666

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Tech Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,997,369,514	$—	$—	$1,997,369,514

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

68	J.P. Morgan Exchange-Traded Funds	June 30, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Fundamental Data Science Small Core ETF	$19,633	$(19,588)**	$45
Small & Mid Cap Enhanced Equity ETF	29,056,377	(29,056,377)	—
U.S. Tech Leaders ETF	34,517,915	(34,517,915)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to June 30, 2025, additional collateral was received.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Active Value ETF	$50
Fundamental Data Science Small Core ETF	1
Small & Mid Cap Enhanced Equity ETF	745
U.S. Tech Leaders ETF	122
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Active Small Cap Value ETF, Active Value ETF, Equity Premium Income ETF, Fundamental Data Science Mid Core ETF and Nasdaq Equity Premium Income ETF did not have any securities on loan at June 30, 2025.
Active Growth ETF, Fundamental Data Science Large Core ETF and U.S. Research Enhanced Large Cap ETF did not lend out any securities during the year ended June 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Growth ETF
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	$50,270,146	$394,591,401	$365,845,023	$—	$—	$79,016,524	79,016,524	$5,178,889	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
Active Small Cap Value ETF
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	$—	$5,810	$5,810	$—	$—	$—	—	$5 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	—	62,400	62,400	—	—	—	—	9 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	308,189	3,941,967	3,823,087	—	—	427,069	427,069	23,953	—
Total	$308,189	$4,010,177	$3,891,297	$—	$—	$427,069		$23,967	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Active Value ETF
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	$—	$58,882,397	$58,882,397	$—	$—	$—	—	$24,978 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	545,974	414,701	960,675	—	—	—	—	2,629 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	40,756,464	228,684,577	140,934,881	—	—	128,506,160	128,506,160	4,260,588	—
Total	$41,302,438	$287,981,675	$200,777,953	$—	$—	$128,506,160		$4,288,195	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

70	J.P. Morgan Exchange-Traded Funds	June 30, 2025

Equity Premium Income ETF
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	$—	$83,700,161	$83,700,161	$—	$—	$—	—	$77,011 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	219,654,416	6,953,208,673	6,893,415,692	—	—	279,447,397	279,447,397	13,578,001	—
Total	$219,654,416	$7,036,908,834	$6,977,115,853	$—	$—	$279,447,397		$13,655,012	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Large Core ETF
For the period ended June 30, 2025
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c)	$—	$679,469	$534,009	$—	$—	$145,460	145,460	$5,309	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.

Fundamental Data Science Mid Core ETF
For the period ended June 30, 2025
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c)	$—	$44,401	$44,401	$—	$—	$—	—	$36 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c)	—	814,869	526,785	—	—	288,084	288,084	10,858	—
Total	$—	$859,270	$571,186	$—	$—	$288,084		$10,894	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Small Core ETF
For the period ended June 30, 2025
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c)	$—	$442,370	$422,782	$—	$—	$19,588	19,588	$1,199 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c)	—	31,199	31,199	—	—	—	—	50 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c)	—	793,334	522,539	—	—	270,795	270,795	10,345	—
Total	$—	$1,266,903	$976,520	$—	$—	$290,383		$11,594	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Nasdaq Equity Premium Income ETF
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	$—	$277,650,044	$277,650,044	$—	$—	$—	—	$216,808 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	133,145,071	6,430,223,026	6,241,573,618	—	—	321,794,479	321,794,479	12,880,673	—
Total	$133,145,071	$6,707,873,070	$6,519,223,662	$—	$—	$321,794,479		$13,097,481	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small & Mid Cap Enhanced Equity ETF
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	$13,996,200	$186,085,479	$170,659,730	$700 *	$1,100	$29,423,749	29,423,749	$638,814 *	$—

72	J.P. Morgan Exchange-Traded Funds	June 30, 2025

Small & Mid Cap Enhanced Equity ETF (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	$1,906,302	$16,309,209	$18,215,511	$—	$—	$—	—	$23,604 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	16,205,206	299,846,280	262,865,340	—	—	53,186,146	53,186,146	1,438,090	—
Total	$32,107,708	$502,240,968	$451,740,581	$700	$1,100	$82,609,895		$2,100,508	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Research Enhanced Large Cap ETF
For the period ended June 30, 2025
Security Description	Value at March 13, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c)	$—	$314,393	$116,894	$—	$—	$197,499	197,499	$2,100	$—

(a)	Commencement of operations was March 13, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.

U.S. Tech Leaders ETF
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	$—	$119,406,977	$83,351,592	$—	$—	$36,055,385	36,055,385	$349,549 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	1,211,550	2,879,081	4,090,631	—	—	—	—	8,056 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	6,303,772	299,202,632	288,030,743	—	—	17,475,661	17,475,661	792,694	—
Total	$7,515,322	$421,488,690	$375,472,966	$—	$—	$53,531,046		$1,150,299	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2025	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
E. Futures Contracts— Equity Premium Income ETF, Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF, Fundamental Data Science Small Core ETF, Small & Mid Cap Enhanced Equity ETF and U.S. Research Enhanced Large Cap ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2025:
	Equity Premium Income ETF	Fundamental Data Science Large Core ETF	Fundamental Data Science Mid Core ETF	Fundamental Data Science Small Core ETF	Small & Mid Cap Enhanced Equity ETF	U.S. Research Enhanced Large Cap ETF
Futures Contracts:
Average Notional Balance Long	$4,375,252	$36,017 (a)	$250,757 (a)	$228,014 (a)	$34,621,007	$152,823 (b)
Average Notional Balance Short	(5,545,173)	—	—	—	—	—
Ending Notional Balance Long	—	62,518	311,340	284,843	55,455,900	218,811

(a)	For the period August 07, 2024 through June 30, 2025.
(b)	For the period March 13, 2025 through June 30, 2025.
F. Equity-Linked Notes— Equity Premium Income ETF and Nasdaq Equity Premium Income ETF invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as Interest income from non-affiliates on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2025, Equity Premium Income ETF and Nasdaq Equity Premium Income ETF had outstanding ELNs as listed on the SOIs.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds are recorded on the ex-dividend date.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the

74	J.P. Morgan Exchange-Traded Funds	June 30, 2025

components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
During the period March 13, 2025 (commencement of operations) through June 30, 2025, U.S. Research Enhanced Large Cap ETF did not pay any significant foreign, federal or state and local income taxes.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Equity Premium Income ETF and Nasdaq Equity Premium Income ETF, at least annually for Active Growth ETF, Active Small Cap Value ETF, Small & Mid Cap Enhanced Equity ETF and U.S. Tech Leaders ETF, and at least quarterly for Active Value ETF, Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF, Fundamental Data Science Small Core ETF and U.S. Research Enhanced Large Cap ETF. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Active Growth ETF	$421,591,897	$6,388	$(421,598,285)
Active Small Cap Value ETF	66,079	—	(66,079)
Active Value ETF	152,854,087	—	(152,854,087)
Equity Premium Income ETF	456,203,902	—	(456,203,902)
Fundamental Data Science Large Core ETF	159,891	—	(159,891)
Fundamental Data Science Mid Core ETF	491,059	—	(491,059)
Fundamental Data Science Small Core ETF	427,773	—	(427,773)
Nasdaq Equity Premium Income ETF	871,777,031	—	(871,777,031)
Small & Mid Cap Enhanced Equity ETF	108,602,807	—	(108,602,807)
U.S. Research Enhanced Large Cap ETF	90,894	—	(90,894)
U.S. Tech Leaders ETF	54,036,755	1,320,547	(55,357,302)
The reclassifications for the Funds relate primarily to redemptions in-kind and net operating losses.
J. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements, with the exception of U.S. Research Enhanced Large Cap ETF. For U.S. Research Enhanced Large Cap ETF, Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund’s net assets or results of operation.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund. For each Fund other than Small & Mid Cap Enhanced Equity ETF, the investments are managed pursuant to a Management Agreement, under which JPMIM is responsible for substantially all of each Fund’s expenses as described below. JPMIM also manages the investments of Small & Mid Cap Enhanced Equity ETF pursuant to an Investment Advisory Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Growth ETF	0.44%
Active Small Cap Value ETF	0.74
Active Value ETF	0.44
Equity Premium Income ETF	0.35
Fundamental Data Science Large Core ETF	0.30
Fundamental Data Science Mid Core ETF	0.35
Fundamental Data Science Small Core ETF	0.40
Nasdaq Equity Premium Income ETF	0.35
Small & Mid Cap Enhanced Equity ETF	0.25
U.S. Research Enhanced Large Cap ETF	0.20
U.S. Tech Leaders ETF	0.65
Under each Management Agreement applicable to each Fund except Small & Mid Cap Enhanced Equity ETF, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
Pursuant to a separate Administration Agreement, the Administrator provides certain administration services to Small & Mid Cap Enhanced Equity ETF. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of Small & Mid Cap Enhanced Equity ETF's average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund’s average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.075% of Small & Mid Cap Enhanced Equity ETF's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees for Small & Mid Cap Enhanced Equity ETF as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM (a portion of the administration fee for the Small & Mid Cap Enhanced Equity ETF).
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM, for the Funds except Small & Mid Cap Enhanced Equity ETF, pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
For Small & Mid Cap Enhanced Equity ETF, the Fund pays JPMCB directly. The amounts for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid for transfer agency services are included in Transfer agency fees on the Statements of Operations.

76	J.P. Morgan Exchange-Traded Funds	June 30, 2025

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse Small & Mid Cap Enhanced Equity ETF to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of Small & Mid Cap Enhanced Equity ETF's average daily net assets. The expense limitation agreement was in effect for the year ended June 30, 2025 and the contractual expense limitation is in place until at least October 31, 2025.
For the year ended June 30, 2025, Small & Mid Cap Enhanced Equity ETF’s service providers waived fees and/or reimbursed expenses for Small & Mid Cap Enhanced Equity ETF as follows. None of these parties expect Small & Mid Cap Enhanced Equity ETF to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
Small & Mid Cap Enhanced Equity ETF	$1,773,884
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). For each Fund, except Small & Mid Cap Enhanced Equity ETF, the fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A. For Small & Mid Cap Enhanced Equity ETF, the Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Small & Mid Cap Enhanced Equity ETF’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expects Small & Mid Cap Enhanced Equity ETF to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 were as follows:

Small & Mid Cap Enhanced Equity ETF	$32,120
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A. for the Funds except Small & Mid Cap Enhanced Equity ETF. Small & Mid Cap Enhanced Equity ETF, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The below Funds used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Active Growth ETF	$13,536
Active Value ETF	81
Equity Premium Income ETF	64,525
Nasdaq Equity Premium Income ETF	9,799

June 30, 2025	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
Brokerage Commissions
Small & Mid Cap Enhanced Equity ETF	$18,872
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active Growth ETF	$1,999,291,485	$1,885,575,337
Active Small Cap Value ETF	8,331,095	7,969,784
Active Value ETF	2,794,816,938	2,616,525,097
Equity Premium Income ETF	65,922,280,264	63,982,404,176
Fundamental Data Science Large Core ETF	11,617,846	1,842,352
Fundamental Data Science Mid Core ETF	6,261,729	1,791,272
Fundamental Data Science Small Core ETF	6,493,950	2,103,995
Nasdaq Equity Premium Income ETF	37,550,534,724	34,138,529,380
Small & Mid Cap Enhanced Equity ETF	710,282,716	566,934,578
U.S. Research Enhanced Large Cap ETF	11,159,763	1,003,786
U.S. Tech Leaders ETF	745,059,087	690,338,417
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
For the year ended June 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Growth ETF	$4,663,937,199	$1,149,445,743
Active Small Cap Value ETF	10,156,917	285,681
Active Value ETF	2,728,578,814	751,027,173
Equity Premium Income ETF	7,287,759,564	1,836,020,021
Fundamental Data Science Large Core ETF	2,549,312	1,175,841
Fundamental Data Science Mid Core ETF	6,511,848	5,260,301
Fundamental Data Science Small Core ETF	3,530,422	2,179,700
Nasdaq Equity Premium Income ETF	11,408,395,204	1,840,193,417
Small & Mid Cap Enhanced Equity ETF	742,009,103	241,338,044
U.S. Research Enhanced Large Cap ETF	10,731,619	1,215,921
U.S. Tech Leaders ETF	1,279,828,084	198,538,464
During the year ended June 30, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

78	J.P. Morgan Exchange-Traded Funds	June 30, 2025

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Growth ETF	$5,492,976,501	$947,051,541	$53,935,352	$893,116,189
Active Small Cap Value ETF	22,886,266	2,014,199	1,269,880	744,319
Active Value ETF	3,464,401,542	284,765,300	73,341,345	211,423,955
Equity Premium Income ETF	35,473,465,453	6,766,228,920	1,345,409,178	5,420,819,742
Fundamental Data Science Large Core ETF	11,395,144	2,261,820	339,997	1,921,823
Fundamental Data Science Mid Core ETF	6,405,915	523,194	228,282	294,912
Fundamental Data Science Small Core ETF	6,301,802	576,138	436,345	139,793
Nasdaq Equity Premium Income ETF	23,478,941,080	5,034,600,162	593,826,216	4,440,773,946
Small & Mid Cap Enhanced Equity ETF	1,665,653,846	292,741,752	93,231,390	199,510,362
U.S. Research Enhanced Large Cap ETF	19,943,318	2,800,157	311,061	2,489,096
U.S. Tech Leaders ETF	1,606,313,048	403,226,495	12,170,029	391,056,466
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Active Growth ETF	$4,426,088	$4,426,088
Active Small Cap Value ETF	230,259	230,259
Active Value ETF	38,123,372	38,123,372
Equity Premium Income ETF	3,027,394,985	3,027,394,985
Fundamental Data Science Large Core ETF	114,917	114,917
Fundamental Data Science Mid Core ETF	73,579	73,579
Fundamental Data Science Small Core ETF	50,574	50,574
Nasdaq Equity Premium Income ETF	2,289,840,737	2,289,840,737
Small & Mid Cap Enhanced Equity ETF	15,116,192	15,116,192
U.S. Research Enhanced Large Cap ETF	44,740	44,740

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Active Growth ETF	$1,449,368	$1,449,368
Active Small Cap Value ETF	138,781	138,781
Active Value ETF	14,678,345	14,678,345
Equity Premium Income ETF	2,314,633,449	2,314,633,449
Nasdaq Equity Premium Income ETF	809,391,007	809,391,007
Small & Mid Cap Enhanced Equity ETF	11,920,279	11,920,279

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2025	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Active Growth ETF	$8,557,972	$(71,005,563)	$893,116,189
Active Small Cap Value ETF	149,419	(36,026)	744,319
Active Value ETF	4,448,835	(38,408,090)	211,423,955
Equity Premium Income ETF	301,546,263	(5,348,734,698)	5,420,819,742
Fundamental Data Science Large Core ETF	16,349	(6,775)	1,921,823
Fundamental Data Science Mid Core ETF	12,086	(8,527)	294,912
Fundamental Data Science Small Core ETF	11,051	(19,554)	139,793
Nasdaq Equity Premium Income ETF	256,335,984	(1,825,746,773)	4,440,302,273
Small & Mid Cap Enhanced Equity ETF	11,169,150	(12,190,276)	199,510,362
U.S. Research Enhanced Large Cap ETF	17,348	—	2,489,096
U.S. Tech Leaders ETF	—	(24,406,066)	391,056,466

The cumulative timing differences primarily consist of certain derivatives, ordinary loss deferrals, post-October capital loss deferrals, trustee deferred compensation and wash sale loss deferrals.
As of June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active Growth ETF	$69,992,070	$1,013,493
Active Small Cap Value ETF	25,077	10,949
Active Value ETF	29,730,093	8,677,997
Equity Premium Income ETF	5,101,154,175	247,580,523
Fundamental Data Science Large Core ETF	6,775	—
Fundamental Data Science Mid Core ETF	8,527	—
Fundamental Data Science Small Core ETF	19,554	—
Nasdaq Equity Premium Income ETF	1,796,362,075	29,384,698
Small & Mid Cap Enhanced Equity ETF	7,209,850	4,980,426
U.S. Tech Leaders ETF	24,406,066	—

80	J.P. Morgan Exchange-Traded Funds	June 30, 2025

Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Active Growth ETF	$211,138,958	$13,302,961	$—	$—
Active Small Cap Value ETF	35,194	(12,640)	—	—
Active Value ETF	99,989,682	4,380,090	—	—
Equity Premium Income ETF	2,190,734,394	(877,380,392)	—	—
Fundamental Data Science Large Core ETF	29,633	(6,610)	—	—
Fundamental Data Science Mid Core ETF	88,031	8,414	—	—
Fundamental Data Science Small Core ETF	137,922	4,160	92	—
Nasdaq Equity Premium Income ETF	2,609,359,538	103,459,635	—	—
Small & Mid Cap Enhanced Equity ETF	31,130,040	(1,163,141)	—	—
U.S. Tech Leaders ETF	79,453,654	7,333,668	—	1,764,284
During the year ended June 30, 2025, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Long-Term
Equity Premium Income ETF	$198,581,664
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

June 30, 2025	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2025, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Small & Mid Cap Enhanced Equity ETF	33.3%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active Small Cap Value ETF	48%
Fundamental Data Science Large Core ETF	89
Fundamental Data Science Mid Core ETF	83
Fundamental Data Science Small Core ETF	83
U.S. Research Enhanced Large Cap ETF	50
Significant shareholder transactions by the Adviser may impact the Funds' performance.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Equity Premium Income ETF's and Nasdaq Equity Premium Income ETF's investments in ELNs entail varying degrees of risks. The Funds are subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Funds may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

82	J.P. Morgan Exchange-Traded Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eleven of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of June 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan Active Growth ETF (1)
JPMorgan Active Small Cap Value ETF (1)
JPMorgan Active Value ETF (1)
JPMorgan Equity Premium Income ETF (1)
JPMorgan Fundamental Data Science Large Core ETF (2)
JPMorgan Fundamental Data Science Mid Core ETF (2)
JPMorgan Fundamental Data Science Small Core ETF (2)
JPMorgan Nasdaq Equity Premium Income ETF (1)
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF) (1)
JPMorgan U.S. Research Enhanced Large Cap ETF (3)
JPMorgan U.S. Tech Leaders ETF (4)

(1)	Statement of operations for the year ended June 30, 2025 and statement of changes in net assets for the years ended June 30, 2025 and 2024
(2)	Statement of operations and statement of changes in net assets for the period August 7, 2024 (commencement of operations) through June 30, 2025
(3)	Statement of operations and statement of changes in net assets for the period March 13, 2025 (commencement of operations) through June 30, 2025
(4)
Statement of operations for the year ended June 30, 2025, and statement of changes in net assets for the year ended June 30, 2025 and the period October 4, 2023 (commencement of operations) through June 30, 2024

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025

June 30, 2025	J.P. Morgan Exchange-Traded Funds	83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

84	J.P. Morgan Exchange-Traded Funds	June 30, 2025

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan Active Growth ETF	100.00%
JPMorgan Active Small Cap Value ETF	100.00
JPMorgan Active Value ETF	100.00
JPMorgan Equity Premium Income ETF	15.20
JPMorgan Fundamental Data Science Large Core ETF	100.00
JPMorgan Fundamental Data Science Mid Core ETF	95.21
JPMorgan Fundamental Data Science Small Core ETF	100.00
JPMorgan Nasdaq Equity Premium Income ETF	5.18
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	100.00
JPMorgan U.S. Research Enhanced Large Cap ETF	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan U.S. Research Enhanced Large Cap ETF	$3,216
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan Active Growth ETF	$4,426,088
JPMorgan Active Small Cap Value ETF	230,259
JPMorgan Active Value ETF	38,123,372
JPMorgan Equity Premium Income ETF	497,428,489
JPMorgan Fundamental Data Science Large Core ETF	114,917
JPMorgan Fundamental Data Science Mid Core ETF	71,411
JPMorgan Fundamental Data Science Small Core ETF	50,574
JPMorgan Nasdaq Equity Premium Income ETF	125,411,604
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	15,116,192
JPMorgan U.S. Research Enhanced Large Cap ETF	44,740

June 30, 2025	J.P. Morgan Exchange-Traded Funds	85

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-ETF-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Management Agreement
JPMorgan U.S. Research Enhanced Large Cap ETF
On November 19-21, 2024 , the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan U.S. Research Enhanced Large Cap ETF (the “Fund”). The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of its affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreement;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the proposed unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of the Fund. The Trustees considered the Adviser’s view that it currently manages other vehicles with substantially similar investment strategies as that of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fee
The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB, for custody, fund accounting, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was fair and reasonable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 2, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 2, 2025